UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: March 31, 2006

                     Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 98.48%

CALIFORNIA - 95.51%
$      6,450,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  JEWISH COMMUNITY CENTER PROJECT ALLIED IRISH BANK LOC
                  (RECREATIONAL FACILITIES REVENUE LOC)+/-SS                            2.22%       11/15/2031     $     6,450,000
       6,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  HOUSING REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING
                  REVENUE LOC)+/-SS                                                     2.40        07/01/2008           6,000,000
      11,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)+/-SS         2.30        07/15/2035          11,200,000
       6,965,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                  (HOUSING REVENUE LOC)+/-SS                                            2.30        09/15/2032           6,965,000
      10,520,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)+/-SS            2.24        03/15/2037          10,520,000
      14,000,000  AFFORDABLE HOUSING AGENCY CA MFHR WESTRIDGE HILLTOP SERIES A
                  (HOUSING REVENUE LOC)+/-SS                                            2.20        09/15/2033          14,000,000
       7,695,000  ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)+/-SS                       2.30        08/01/2026           7,695,000
          20,000  ANAHEIM CA HOUSING AUTHORITY MFHR FOUNTAIN ANAHEIM HILLS
                  SERIES A COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-SS                                                             2.24        02/15/2033              20,000
       4,245,000  ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES
                  B COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS      2.25        05/15/2027           4,245,000
       8,160,000  ANAHEIM CA PUBLIC FINANCING AUTHORITY LEASE REVENUE FSA
                  INSURED (OTHER REVENUE LOC)+/-SS                                      2.32        09/01/2024           8,160,000
      16,000,000  AZUSA CA UNIVERSITY SCHOOL DISTRICT COP SCHOOL FACILITY
                  BRIDGE FUNDING PROJECT (LEASE REVENUE LOC)+/-SS                       2.20        06/01/2038          16,000,000
      14,500,000  BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
                  PROJECT SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS            2.28        12/01/2028          14,500,000
      12,300,000  CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE
                  LEASE PURCHASE PROGRAM PROJECT SERIES A COLLATERALIZED BY
                  FHLMC (HOUSING REVENUE LOC)+/-SS                                      2.40        09/01/2006          12,300,000
       3,000,000  CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE
                  SERIES A COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+/-SS           2.40        02/01/2007           3,000,000
       3,740,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART
                  CENTER DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC
                  (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS                             2.35        12/01/2032           3,740,000
       2,520,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CTFS
                  SERIES 113 GENERAL OBLIGATION OF UNIVERSITY (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-SS                                          2.28        12/01/2027           2,520,000
       8,090,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA
                  CLARA UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-SS                                          2.25        02/01/2032           8,090,000
      24,800,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
                  UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS       2.20        11/01/2049          24,800,000
      17,530,000  CALIFORNIA HFA REVENUE (HOUSING REVENUE LOC)+/-SS                     2.32        02/01/2008          17,530,000
      45,065,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-1 (HOUSING
                  REVENUE LOC)+/-SS                                                     2.28        02/01/2023          45,065,000
       6,800,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F FSA INSURED
                  (HOUSING REVENUE LOC)+/-SS                                            2.28        02/01/2034           6,800,000
       4,295,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING
                  REVENUE LOC)+/-SS                                                     2.28        02/01/2017           4,295,000
       5,360,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
                  REVENUE LOC)+/-SS                                                     2.28        08/01/2036           5,360,000
       2,200,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A JP
                  MORGAN CHASE BANK LOC (HEALTH FACILITIES FINANCING AUTHORITY
                  REVENUE LOC)+/-SS                                                     2.27        09/01/2025           2,200,000
       1,655,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B KBC
                  BANK NV LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE
                  LOC)SS.+/-                                                            2.27        09/01/2025           1,655,000
       4,345,000  CALIFORNIA HFFA REVENUE CTFS SERIES 26 FSA INSURED (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-SS                      2.28        06/01/2022           4,345,000
       7,320,000  CALIFORNIA HFFA REVENUE SERIES B (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-SS                                                     2.17        08/01/2021           7,320,000
      11,225,000  CALIFORNIA HFFA REVENUE SERIES B AMBAC INSURED (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-SS                                          2.15        07/01/2012          11,225,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      9,900,000  CALIFORNIA HSG FINANCIAL AGENCY REVENUE (HOUSING REVENUE
                  LOC)SS.+/-                                                            2.40%       02/01/2032     $     9,900,000
       2,200,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR
                  FISH HOUSE FOODS INCORPORATED PROJECT COMERICA BANK CA LOC
                  (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS                               2.36        09/01/2024           2,200,000
      15,350,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK INSURED
                  REVENUE SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS            2.15        04/01/2042          15,350,000
      11,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                  INDEPENDENT SYSTEM OPERATION CORPORATION PROJECT A (ECONOMIC
                  DEVELOPMENT REVENUE LOC)+/-SS                                         2.30        04/01/2008          11,300,000
      10,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
                  PAUL GETTY TRUST SERIES A (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS     1.62        10/03/2005          10,000,000
      11,700,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
                  PAUL GETTY TRUST SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS     1.62        10/03/2005          11,700,000
       6,150,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
                  FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT REVENUE
                  LOC)+/-SS                                                             2.25        07/01/2032           6,150,000
       5,000,000  CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)SS.+/-                                        2.23        09/01/2017           5,000,000
       5,000,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS                             2.25        11/01/2026           5,000,000
       6,000,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR PACIFIC
                  GAS & ELECTRIC COMPANY (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS      2.30        11/01/2026           6,000,000
       3,500,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR WADHAM
                  ENERGY (POLLUTION CONTROL REVENUE LOC)+/-SS                           2.21        11/01/2017           3,500,000
       4,700,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY RESIDENTIAL
                  RECOVERY REVENUE ATLANTIC RICHFIELD COMPANY PROJECT - SERIES
                  A (POLLUTION CONTROL REVENUE LOC)+/-SS                                2.33        12/01/2024           4,700,000
      16,725,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY SERIES A
                  (EDUCATIONAL FACILITIES REVENUE LOC)                                  4.00        07/06/2006          16,953,129
      70,350,000  CALIFORNIA SCHOOL CASH RESERVE PROJECT AUTHORITY POOL SERIES
                  A (EDUCATIONAL FACILITIES REVENUE LOC)                                3.00        07/06/2005          70,360,086
       5,150,000  CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE CERTIFICATES
                  PARTNERSHIP IMPORTANT FINANCING PROJECT SERIES C (LEASE
                  REVENUE LOC)SS.+/-                                                    2.16        07/01/2022           5,150,000
      20,500,000  CALIFORNIA STATE (PROPERTY TAX REVENUE LOC)+/-SS                      2.16        05/01/2034          20,500,000
      16,900,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-2 (OTHER
                  REVENUE LOC)+/-SS                                                     2.22        05/01/2034          16,900,000
       7,185,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-3 (PROPERTY
                  TAX REVENUE LOC)+/-SS                                                 2.48        05/01/2034           7,185,000
      29,500,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                  REVENUE SERIES B-1 (POWER REVENUE LOC)+/-SS                           2.22        05/01/2022          29,500,000
       2,250,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                  REVENUE SERIES C-11 (ELECTRIC REVENUE LOC)+/-SS                       2.19        05/01/2022           2,250,000
       4,900,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE POWER SUPPLY
                  REVENUE SERIES C1 (POWER REVENUE LOC)+/-SS                            2.25        05/01/2022           4,900,000
      85,815,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES B-2
                  (ELECTRIC REVENUE LOC)+/-SS                                           2.48        05/01/2022          85,815,000
       7,900,000  CALIFORNIA STATE DEPARTMENT VETERANS AFFAIRS HOME PURCHASE
                  REVENUE SERIES A SUBSERIES A-1 (OTHER REVENUE LOC)+/-SS               2.49        12/01/2028           7,900,000
       5,585,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY
                  PROJECT REVENUE PUTTERS SERIES 127 FGIC INSURED (WATER
                  REVENUE LOC)+/-SS                                                     2.31        12/01/2028           5,585,000
       4,175,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY
                  PROJECT REVENUE SERIES R (WATER REVENUE LOC)+/-SS                     2.31        12/01/2021           4,175,000
      14,600,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-9
                  (ELECTRIC REVENUE LOC)+/-SS                                           2.20        05/01/2022          14,600,000
       3,495,000  CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)+/-SS           2.31        12/01/2012           3,495,000
       8,465,000  CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)+/-SS           2.31        12/01/2016           8,465,000
       3,230,000  CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                  INDUSTRIAL DEVELOPMENT REVENUE SERRA MICROCHASSIS PROJECT US
                  BANK NA LOC (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS                 2.30        08/01/2027           3,230,000
      13,000,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                  REVENUE LOC)+/-SS                                                     2.38        07/01/2005          13,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$     13,000,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                  REVENUE LOC)+/-SS.                                                    2.38%       07/01/2005     $    13,000,000
      13,965,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                  REVENUE LOC)+/-SS.                                                    2.31        01/01/2012          13,965,000
      19,000,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-7 (SALES
                  TAX REVENUE LOC)+/-SS.                                                2.15        07/01/2023          19,000,000
       4,950,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927 (ECONOMIC
                  DEVELOPMENT REVENUE LOC)+/-SS.                                        2.28        07/01/2013           4,950,000
      80,025,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C (SALES TAX
                  REVENUE LOC)+/-SS.                                                    2.35        07/01/2023          80,025,000
       1,075,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-11 (SALES TAX
                  REVENUE LOC)+/-SS.                                                    2.15        07/01/2023           1,075,000
       4,475,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-6 (SALES TAX
                  REVENUE LOC)+/-SS.                                                    2.15        07/01/2023           4,475,000
       4,995,000  CALIFORNIA STATE FLOATER CTFS SERIES 471X MBIA INSURED (OTHER
                  REVENUE LOC)+/-SS.                                                    2.28        09/01/2024           4,995,000
      33,150,000  CALIFORNIA STATE KINDERGARTEN UNIVERSITY PUBLIC-B-5 (PROPERTY
                  TAX REVENUE LOC)+/-SS.                                                2.23        05/01/2034          33,150,000
       4,060,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SGA 135
                  (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                  2.26        12/01/2030           4,060,000
       4,895,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE
                  AND UNIVERSITY REVENUE LOC)+/-SS.                                     2.31        11/01/2012           4,895,000
      19,570,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES
                  D AMBAC INSURED (LEASE REVENUE LOC)+/-SS.                             2.31        12/01/2019          19,570,000
       6,425,000  CALIFORNIA STATE PUTTERS SERIES 239Z AMBAC INSURED (OTHER
                  REVENUE LOC)+/-SS.                                                    2.33        12/01/2032           6,425,000
       4,710,000  CALIFORNIA STATE ROCS RR FGIC INSURED+/-SS.                           2.31        02/01/2020           4,710,000
      32,375,000  CALIFORNIA STATE SERIES B-3 (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-SS.                                                2.35        05/01/2033          32,375,000
       6,900,000  CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A-6
                  (PROPERTY TAX REVENUE LOC)+/-SS.                                      2.13        05/01/2034           6,900,000
       4,500,000  CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B-4
                  (PROPERTY TAX REVENUE LOC)+/-SS.                                      2.13        05/01/2034           4,500,000
      15,505,000  CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
                  FNMA INSURED (HOUSING REVENUE LOC)+/-SS.                              2.20        11/15/2036          15,505,000
      10,000,000  CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                              2.24        06/15/2038          10,000,000
      15,090,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-SS.              2.27        01/20/2031          15,090,000
       2,900,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                  (HOUSING REVENUE LOC)+/-SS.                                           2.35        12/01/2011           2,900,000
       3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES
                  R COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.     2.24        10/15/2030           3,985,000
       6,000,000  CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W-3 BANK OF
                  AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.               2.35        04/01/2025           6,000,000
       7,060,000  CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE LORENA TERRACE
                  SERIES DDD CITIBANK LOC+/-SS.                                         2.27        12/01/2036           7,060,000
      10,175,000  CALIFORNIA STATEWIDE CDA REVENUE MOTION PICTURE & TELEVISION
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                             2.45        03/01/2031          10,175,000
      20,900,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES A-1 (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)                                              4.00        06/30/2006          21,176,089
       2,600,000  CALIFORNIA STATEWIDE CDA SOLID WASTE FACILITIES REVENUE
                  CHEVRON USA PROJECT CHEVRON CORPORATION LOC (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-SS.                                        2.33        12/15/2024           2,600,000
      18,400,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  REVENUE+/-SS.                                                         2.21        12/01/2034          18,400,000
       5,395,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  REVENUE SERIES A 02 FHA INSURED (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-SS.                                                    2.31        04/20/2036           5,395,000
      16,420,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
                  COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.       2.24        10/15/2026          16,420,000
       1,100,000  CAMARILLO CA MFHR HERITAGE PARK PROJECT SERIES A
                  COLLATERALIZED BY FNMA REMARKETED 09 29 94 (MULTI-FAMILY
                  HOUSING REVENUE LOC)+/-SS.                                            2.25        07/15/2019           1,100,000
       3,310,000  CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
                  INCREMENTAL REVENUE LOC)+/-SS.                                        2.31        10/01/2019           3,310,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$      5,100,000  COLTON CA REDEVELOPMENT AGENCY CTFS PARTICIPATION LAS PALOMAS
                  ASSOCIATION PROJECT CITY NATIONAL BANK LOC (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-SS.                                        2.25%       11/01/2015     $     5,100,000
       5,965,000  COMPTON CA UNIVERSITY SCHOOL DISTRICT MERLOTS SERIES B39 MBIA
                  INSURED (PROPERTY TAX REVENUE LOC)+/-SS.                              2.31        09/01/2027           5,965,000
       2,100,000  CONCORD CA MULTIFAMILY MORTGAGE REVENUE (OTHER REVENUE LOC)+/-SS.     2.30        12/01/2016           2,100,000
      17,925,000  CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A
                  (HOUSING REVENUE LOC)SS.+/-                                           2.35        12/01/2015          17,925,000
       7,200,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                  SERIES H COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                  LOC)SS.+/-                                                            2.20        10/15/2029           7,200,000
       4,300,000  CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS
                  SERIES I COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                  LOC)SS.+/-                                                            2.24        07/15/2032           4,300,000
       2,000,000  CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                  REMARKETED 09 28 94 (MULTI-FAMILY HOUSING REVENUE LOC)SS.+/-          2.25        11/15/2022           2,000,000
      17,200,000  CONTRA COSTA COUNTY CA MULTIFAMILY HOUSING REVENUE (HOUSING
                  REVENUE LOC)SS.+/-                                                    2.17        10/15/2033          17,200,000
       2,000,000  CSUCI CA FINANCING AUTHORITY RENTAL HOUSING CITIBANK INSURED
                  (COLLEGE AND UNIVERSITY REVENUE LOC)SS.+/-                            1.60        08/01/2031           2,000,000
       2,390,000  EAGLE TAX-EXEMPT TRUST CTF SERIES 950501 (CALIFORNIA STATE)
                  MBIA INSURED (OTHER REVENUE LOC)SS.+/-                                2.31        02/01/2006           2,390,000
       4,000,000  EAGLE TAX-EXEMPT TRUST CTF SERIES 970503 (CALIFORNIA STATE
                  PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
                  (LEASE REVENUE LOC)SS.+/-                                             2.31        09/01/2017           4,000,000
       8,400,000  EAST BAY CA MUD WATER SYSTEM REVENUE (WATER REVENUE LOC)SS.+/-        2.20        06/01/2025           8,400,000
       9,155,000  EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER REVENUE
                  CTFS SERIES A (WATER & SEWER REVENUE LOC)SS.+/-                       2.20        07/01/2023           9,155,000
       5,355,000  EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER REVENUE
                  CTFS SERIES B (WATER REVENUE LOC)SS.+/-                               2.20        07/01/2020           5,355,000
       7,600,000  FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS (HOUSING REVENUE
                  LOC)+/-SS.                                                            2.21        09/01/2007           7,600,000
      11,150,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER
                  REVENUE LOC)SS.+/-                                                    2.20        09/01/2025          11,150,000
       1,745,000  GOLETA CA WATER DISTRICT REVENUE COP ROC SERIES RR-II-R 2050
                  (WATER REVENUE LOC)SS.+/-                                             2.31        12/01/2022           1,745,000
       4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED REMARKETED
                  03/17/94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                     2.29        07/15/2014           4,000,000
       3,700,000  HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
                  US BANK NA LOC (HOUSING REVENUE LOC)+/-SS.                            2.30        08/01/2032           3,700,000
       1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY
                  FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                        2.20        01/01/2025           1,000,000
      14,500,000  HILLSBOROUGH CA CTFS PARTNERSHIP WATER & SEWER SYSTEMS
                  PROJECTS SERIES A (PROPERTY TAX REVENUE LOC)+/-SS.                    2.27        06/01/2033          14,500,000
       1,760,000  IRVINE CA INDUSTRIAL REVENUE IRVINE EAST INVESTMENT COMPANY
                  PROJECT BANK OF AMERICA NA LOC (INDUSTRIAL DEVELOPMENT
                  REVENUE LOC)+/-SS.                                                    2.51        12/01/2005           1,760,000
       5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                  PROJECT SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE
                  LOC)+/-SS.                                                            2.20        12/01/2026           5,500,000
      15,000,000  LIVERMORE CA REDEVELOPMENT AGENCY MFHR SERIES 2002A LIVERMORE
                  APARTMENTS PROJECT BANK OF AMERICA NA LOC (MULTI-FAMILY
                  HOUSING REVENUE LOC)+/-SS.                                            2.35        11/01/2040          15,000,000
       5,950,000  LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)+/-SS.                2.33        05/15/2020           5,950,000
       2,800,000  LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
                  LOC)+/-SS.                                                            2.33        05/15/2019           2,800,000
       2,135,000  LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED (AIRPORT
                  REVENUE LOC)+/-SS.                                                    2.32        05/15/2020           2,135,000
       9,000,000  LOS ANGELES CA COMMUNITY RDA MFHR WILSHIRE STATION APARTMENTS
                  SERIES A (HOUSING REVENUE LOC)+/-SS.                                  2.35        10/15/2038           9,000,000
       1,300,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                  REVENUE LOC)+/-SS.                                                    2.25        04/01/2030           1,300,000
         900,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                  REVENUE LOC)+/-SS.                                                    2.35        10/15/2038             900,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$     16,600,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
                  REVENUE SUB SERIES C-2 (LEASE REVENUE LOC)+/-SS.                      2.22%       08/15/2021     $    16,600,000
       9,700,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS AIRPORT REVENUE LA
                  INTERNATIONAL AIRPORT (AIRPORT REVENUE LOC)+/-SS.                     2.53        05/15/2016           9,700,000
       3,455,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES A (AIRPORT
                  REVENUE LOC)                                                          5.50        08/01/2005           3,466,129
       6,995,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION
                  RECEIPTS CLASS F SERIES 7 MBIA INSURED (HARBOR DEPARTMENT
                  REVENUE LOC)+/-SS.                                                    2.31        11/01/2026           6,995,000
         900,000  LOS ANGELES CA MFHR LA BREA APARTMENT PROJECT SERIES G
                  CITIBANK NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.              2.20        12/01/2030             900,000
         100,000  LOS ANGELES CA MFHR LOANS TO LENDERS PROGRAM SERIES A FHLB
                  LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                          2.35        08/01/2026             100,000
       5,300,000  LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF
                  AMERICA NT & SA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.          2.25        07/01/2015           5,300,000
       4,985,000  LOS ANGELES CA UNION SCHOOL DISTRICT MERLOTS SERIES B12
                  (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-SS.                     2.31        01/01/2027           4,985,000
       4,960,000  LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE ROCS RR II R
                  4034 (SEWER REVENUE LOC)+/-SS.                                        2.31        06/01/2022           4,960,000
       5,995,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                  (WATER REVENUE LOC)+/-SS.                                             2.31        01/01/2009           5,995,000
      13,105,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED
                  (WATER REVENUE LOC)+/-SS.                                             2.31        01/01/2009          13,105,000
       7,300,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 873 (ELECTRIC
                  REVENUE LOC)+/-SS.                                                    2.28        07/01/2011           7,300,000
      35,050,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA
                  INSURED (WATER REVENUE LOC)+/-SS.                                     2.25        07/01/2035          35,050,000
      12,000,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                  APARTMENTS-B (HOUSING REVENUE LOC)+/-SS.                              2.30        06/01/2010          12,000,000
      18,670,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-SS.                2.31        07/01/2016          18,670,000
      20,200,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-SS.                2.31        07/01/2021          20,200,000
      20,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-SS.                2.31        07/01/2025          20,000,000
       3,000,000  LOS ANGELES COUNTY CA MFHR AUTHORITY REVENUE P FLOAT PT 639
                  (HOUSING REVENUE LOC)+/-SS.                                           2.36        08/25/2005           3,000,000
      22,720,000  LOS ANGELES COUNTY CA TRAN (PROPERTY TAX REVENUE LOC)                 4.00        06/30/2006          23,042,397
      24,700,000  LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE
                  BONDS (HOUSING REVENUE LOC)+/-SS.                                     2.37        09/01/2030          24,700,000
      22,800,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B1
                  (WATER REVENUE LOC)+/-SS.                                             2.20        07/01/2020          22,800,000
      10,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B2
                  (WATER REVENUE LOC)+/-SS.                                             2.20        07/01/2020          10,000,000
      12,450,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C
                  (WATER REVENUE LOC)SS.+/-                                             2.52        07/01/2027          12,450,000
       9,530,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES A AMBAC INSURED (WATER & SEWER REVENUE LOC)SS.+/-      2.20        06/01/2023           9,530,000
       1,850,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES A1 (WATER REVENUE LOC)+/-SS.                           2.20        07/01/2023           1,850,000
      13,850,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES A2 JP MORGAN CHASE BANK INSURED (WATER REVENUE
                  LOC)SS.+/-                                                            2.22        07/01/2023          13,850,000
      14,900,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES B+/-SS.                                                2.21        07/01/2020          14,900,000
       9,900,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C-2 (WATER REVENUE LOC)+/-SS.                          2.92        07/01/2030           9,900,000
      22,025,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C1 DEXIA LOC (WATER REVENUE LOC)+/-SS.                 2.17        07/01/2030          22,025,000
       3,300,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C2 (WATER REVENUE LOC)SS.+/-                           2.12        07/01/2036           3,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      8,300,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C3 (WATER REVENUE LOC)+/-SS.                           2.21%       07/01/2030     $     8,300,000
       9,045,000  MILPITAS CA REDEVELOPMENT AGENCYSS.+/-                                2.31        09/01/2021           9,045,000
      11,100,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
                  SERIES SG 66 MBIA INSURED (ELECTRIC REVENUE LOC)SS.+/-                2.30        10/01/2015          11,100,000
       5,620,000  MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED (LEASE
                  REVENUE LOC)SS.+/-                                                    2.28        09/01/2029           5,620,000
      10,700,000  MOUNT DIABLO CA UNIVERSITY SCHOOL DISTRICT TRAN (PROPERTY TAX
                  REVENUE LOC)                                                          3.00        11/09/2005          10,743,553
       6,350,000  MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT REVENUE
                  SUBORDINATE LIEN SERIES B (POWER REVENUE LOC)+/-SS.                   2.20        07/01/2022           6,350,000
       1,000,000  NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES A
                  (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                             2.23        10/01/2026           1,000,000
       3,400,000  OAKLAND CA JT POWERS FINANCING AUTHORITY FRUITVALE TRANSIT
                  SERIES B (POWER REVENUE LOC)+/-SS.                                    2.23        07/01/2033           3,400,000
      16,000,000  OAKLAND CA JT POWERS FINANCING AUTHORITY REVENUE SERIES A
                  (HOUSING REVENUE LOC)SS.+/-                                           2.23        07/01/2033          16,000,000
       8,665,000  OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)SS.+/-                    2.31        06/15/2021           8,665,000
       6,000,000  OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)SS.+/-                    2.28        06/15/2029           6,000,000
      13,587,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                  SERIES C-1 (LEASE REVENUE LOC)+/-SS.                                  2.35        02/01/2025          13,587,000
      25,300,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS
                  APARTMENT PROJECT SERIES C FHLMC LOC (HOUSING REVENUE LOC)SS.+/-      2.20        12/01/2029          25,300,000
       4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
                  VILLAS PROJECT FNMA LOC (HOUSING REVENUE LOC)SS.+/-                   2.20        11/15/2028           4,000,000
      10,500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE POINTE NIGUEL
                  PROJECT SERIES C (HOUSING REVENUE LOC)SS.+/-                          2.17        11/01/2022          10,500,000
      15,400,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK
                  PLACE APARTMENTS ISSUE A FHLB INSURED (HOUSING REVENUE LOC)SS.+/-     2.26        04/01/2024          15,400,000
       9,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A FHLMC
                  LOC (HOUSING REVENUE LOC)SS.+/-                                       2.20        12/01/2006           9,000,000
       8,449,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
                  HARBOR POINTE PROJECT FHLMC LOC (HOUSING REVENUE LOC)SS.+/-           2.20        12/01/2022           8,449,000
         500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G-3
                  (HOUSING REVENUE LOC)SS.+/-                                           2.20        11/15/2028             500,000
       9,301,000  ORANGE COUNTY CA IMPROVEMENT ASSESSMENT DISTRICT NUMBER 88
                  SERIES 1 KBC BANK NV LOC (SPECIAL TAX REVENUE LOC)+/-SS.              2.22        09/02/2018           9,301,000
       2,302,500  ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS-SERIES 1032
                  (SEWER REVENUE LOC)+/-SS.                                             2.28        02/01/2033           2,302,500
       2,350,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A DEXIA PUBLIC
                  FINANCE INSURED (SEWER REVENUE LOC)+/-SS.                             2.20        08/01/2029           2,350,000
       7,075,000  ORANGE COUNTY CA SANITATION DISTRICTS COP AMBAC INSURED
                  (LEASE REVENUE LOC)+/-SS.                                             2.20        08/01/2013           7,075,000
       8,715,000  ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B (LEASE
                  REVENUE LOC)SS.+/-                                                    2.20        08/01/2030           8,715,000
       2,300,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                  REVENUE SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE
                  LOC)+/-SS.                                                            2.26        11/01/2014           2,300,000
       7,475,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                  REVENUE SERIES B AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-SS.       2.26        11/01/2014           7,475,000
       5,950,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                  REVENUE SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-SS.       2.26        11/01/2014           5,950,000
      25,500,000  ORANGE COUNTY CA TRANSPORTATION AUTHORITY TOLL ROAD REVENUE
                  (TOLL ROAD REVENUE LOC)+/-SS.                                         2.32        12/15/2030          25,500,000
      29,110,000  ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC
                  (WATER REVENUE LOC)+/-SS.                                             2.21        08/01/2042          29,110,000
       4,800,000  PACIFIC CA HFA LEASE REVENUE SERIES A FHLMC INSURED (HOUSING
                  REVENUE LOC)SS.+/-                                                    2.40        02/01/2007           4,800,000
       7,875,000  PERRIS CA UNIVERSITY HIGH SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE LOC)+/-SS.                                                    2.30        09/01/2024           7,875,000
       5,460,000  PERRIS CA UNIVERSITY HIGH SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE LOC)+/-SS.                                                    2.30        09/01/2026           5,460,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      4,995,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE FGIC INSURED
                  (TRANSPORTATION REVENUE LOC)SS.+/-                                    2.33%       05/01/2008     $     4,995,000
       7,285,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                  (TRANSPORTATION REVENUE LOC)SS.+/-                                    2.33        05/01/2010           7,285,000
       8,495,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC
                  INSURED (AIRPORT REVENUE LOC)SS.+/-                                   2.31        11/01/2021           8,495,000
       4,270,000  POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
                  2046 MBIA INSURED (TAX ALLOCATION REVENUE LOC)SS.+/-                  2.31        06/15/2020           4,270,000
       6,500,000  POWAY CA UNIVERSITY SCHOOL DISTRICT CTFS PARTNERSHIP (LEASE
                  REVENUE LOC)SS.+/-                                                    2.20        06/01/2029           6,500,000
       4,845,000  RANCHO SANTIAGO CA COMMUNITY COLLEGE DISTRICT (GENERAL
                  OBLIGATION - SCHOOL DISTRICTS LOC)+/-SS.                              2.30        09/01/2026           4,845,000
       3,700,000  REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION
                  REVENUE AVIATION HIGH REDEVELOPMENT PROJECT ALLIED IRISH BANK
                  PLC LOC (PROPERTY TAX REVENUE LOC)+/-SS.                              2.25        07/01/2030           3,700,000
       9,100,000  REDONDO BEACH CALIFORNIA AGENCY MFHR (HOUSING REVENUE LOC)+/-SS.      2.25        10/15/2034           9,100,000
      22,110,000  RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE
                  REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)SS.+/-     2.25        07/01/2006          22,110,000
       1,500,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD
                  REVENUE (LEASE REVENUE LOC)SS.+/-                                     2.21        11/01/2032           1,500,000
       4,000,000  RIVERSIDE COUNTY CA IDA INDUSTRIAL DEVELOPMENT REVENUE
                  CRYOGENIC PROJECT ISSUE B (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)SS.+/-                                                            2.28        07/05/2014           4,000,000
       8,270,000  SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
                  (UTILITIES REVENUE LOC)SS.+/-                                         2.31        05/15/2020           8,270,000
      25,300,000  SACRAMENTO CA UNION SCHOOL DISTRICT CTFS PARTNERS FSA INSURED
                  (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)SS.+/-                     2.25        03/01/2031          25,300,000
       7,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                  SERIES 1 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.           2.24        05/15/2034           7,000,000
       6,300,000  SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
                  SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)SS.+/-           2.24        05/15/2029           6,300,000
       3,100,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE
                  LOC)+/-SS.                                                            2.23        08/01/2034           3,100,000
       6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                  APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-SS.                       2.24        02/15/2033           6,000,000
      28,900,000  SACRAMENTO COUNTY CA TRAN SERIES A                                    4.00        07/10/2006          29,321,362
      32,000,000  SACRAMENTO COUNTY CA TRAN SERIES A (TAX REVENUE LOC)                  3.00        07/11/2005          32,011,639
       6,115,000  SAN BERNADINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                  SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)SS.+/-           2.20        05/15/2029           6,115,000
       5,600,000  SAN BERNADINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES
                  A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)SS.+/-                  2.20        05/15/2029           5,600,000
       3,395,000  SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B COLLATERALIZED
                  BY FNMA (HOUSING REVENUE LOC)+/-SS.                                   2.40        06/01/2006           3,395,000
      37,245,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                  SERIES A (TAX REVENUE LOC)                                            4.00        07/14/2006          37,778,348
      21,515,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                  SERIES B (TAX REVENUE LOC)                                            4.00        07/14/2006          21,818,792
      14,825,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                  COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.                    2.24        01/15/2033          14,825,000
       8,200,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                  APARTMENTS SERIES B (HOUSING REVENUE LOC)SS.+/-                       2.24        01/15/2035           8,200,000
      32,000,000  SAN DIEGO CA PFA LEASE REVENUE SERIES A (LEASE REVENUE LOC)SS.+/-     2.33        02/15/2026          32,000,000
      18,775,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE
                  REVENUE CLASS B (LEASE REVENUE LOC)SS.+/-                             2.33        02/15/2026          18,775,000
       6,000,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE
                  REVENUE CLASS C (LEASE REVENUE LOC)+/-SS.                             2.33        02/15/2026           6,000,000
      19,130,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER
                  REVENUE SERIES SG 130 (WATER & SEWER REVENUE LOC)+/-SS.               2.30        05/15/2029          19,130,000
       5,430,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY WATER
                  REVENUE CLASS A (WATER REVENUE LOC)SS.+/-                             2.31        08/01/2012           5,430,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$     10,000,000  SAN DIEGO CA SCHOOL DISTRICT TRAN (OTHER REVENUE LOC)                 3.00%       07/25/2005     $    10,009,119
       5,826,000  SAN DIEGO CA UNION SCHOOL DISTRICT SERIES 758 (EDUCATIONAL
                  FACILITIES REVENUE LOC)SS.+/-                                         2.28        07/01/2027           5,826,000
      11,580,000  SAN DIEGO CA UNION SCHOOL DISTRICT SERIES PA-804 (EDUCATIONAL
                  FACILITIES REVENUE LOC)SS.+/-                                         2.30        07/01/2022          11,580,000
       1,240,000  SAN DIEGO CA UNIVERSITY SCHOOL DISTRICT (GENERAL OBLIGATION -
                  SCHOOL DISTRICTS LOC)SS.+/-                                           2.31        07/01/2024           1,240,000
      10,800,000  SAN DIEGO COUNTY & SCHOOL DISTRICT TRAN (EDUCATIONAL
                  FACILITIES REVENUE LOC)                                               3.25        07/25/2005          10,809,406
          95,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                  NAMIKI APARTMENTS PROJECT SERIES C CITIBANK NA LOC
                  (MULTI-FAMILY HOUSING REVENUE LOC)SS.+/-                              2.27        11/01/2036              95,000
      26,700,000  SAN FRANCISCO CA CITY & COUNTY UNIFIED SCHOOL DISTRICT TRAN           3.50        12/01/2005          26,859,027
      10,680,000  SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
                  CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER
                  REVENUE LOC)SS.+/-                                                    2.31        10/01/2022          10,680,000
      16,800,000  SAN JOSE CA MFHR EVANS LANE APARTMENTS PROJECT SERIES H BANK
                  OF AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.            2.25        04/15/2036          16,800,000
       5,300,000  SAN JOSE CA MORTGAGE REVENUE SOMERSET PARK PROJECT
                  COLLATERALIZED BY FHLMC REMARKETED 07 17 03 (HOUSING REVENUE
                  LOC)+/-SS.                                                            2.30        11/01/2017           5,300,000
       8,400,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONSS.+/-                 2.30        08/01/2035           8,400,000
       2,595,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX
                  INCREMENTAL REVENUE LOC)SS.+/-                                        2.31        08/01/2011           2,595,000
       1,285,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION CTFS SERIES
                  149 MBIA INSURED (TAX INCREMENTAL REVENUE LOC)SS.+/-                  2.32        08/01/2027           1,285,000
       6,857,500  SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
                  SERIES 761 FSA INSURED (PROPERTY TAX REVENUE LOC)SS.+/-               2.28        08/01/2027           6,857,500
       8,690,000  SAN JOSE-SANTA CLARA CA WATER FINANCING AUTHORITY SEWER
                  REVENUE FLOATS-SG-49 (WATER & SEWER REVENUE LOC)+/-SS.                2.30        11/15/2020           8,690,000
       2,200,000  SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY
                  PACIFIC NATIONAL LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.         2.25        10/01/2007           2,200,000
       6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
                  INSURED (TAX INCREMENTAL REVENUE LOC)+/-SS.                           2.30        02/01/2011           6,510,000
       6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
                  INSURED (TAX INCREMENTAL REVENUE LOC)+/-SS.                           2.30        08/01/2011           6,510,000
       3,290,000  SANTA CLARA CA ELECTRIC REVENUE SERIES A AMBAC INSURED
                  (ELECTRIC REVENUE LOC)+/-SS.                                          2.20        07/01/2010           3,290,000
       7,200,000  SANTA CLARA CA ELECTRIC REVENUE SERIES C AMBAC INSURED
                  (ELECTRIC PLANT REVENUE LOC)+/-SS.                                    2.20        07/01/2010           7,200,000
       5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
                  PROJECT SERIES A COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
                  REVENUE LOC)+/-SS.                                                    2.20        12/15/2025           5,900,000
      11,400,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES
                  E FGIC INSURED REMARKETED 03/17/94 (MULTI-FAMILY HOUSING
                  REVENUE LOC)+/-SS.                                                    2.29        11/15/2017          11,400,000
       8,300,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)+/-SS.                                                            2.56        08/01/2025           8,300,000
       4,600,000  SIMI VALLEY CA MFHR 500 DANKSE BANK INSURED (HOUSING REVENUE
                  LOC)+/-SS.                                                            2.36        03/01/2021           4,600,000
      10,000,000  SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE LOC)+/-SS.    2.20        06/01/2010          10,000,000
       6,150,000  SIMI VALLEY CA MFHR SERIES A (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-SS.                                                            2.20        07/01/2023           6,150,000
      18,550,000  SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES B (SEWER
                  REVENUE LOC)+/-SS.                                                    2.16        11/01/2035          18,550,000
       5,315,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PEOJECT
                  REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)+/-SS.             2.30        07/01/2011           5,315,000
      24,060,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION
                  PROJECT REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)+/-SS.         2.21        07/01/2019          24,060,000
       2,430,000  STOCKTON CA HEALTH FACILITIES REVENUE SERIES A (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-SS.                                         2.25        12/01/2032           2,430,000
       2,000,000  TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL REVENUE
                  LOC)+/-SS.                                                            2.25        07/01/2033           2,000,000
         500,000  TULARE CA LOCAL HEALTH CARE DISTRICT HEALTH FACILITY REVENUE
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                             2.25        12/01/2032             500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$      8,650,000  TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT
                  PROJECT SOCIETE GENERALE LOC (LEASE REVENUE LOC)+/-SS.                2.22%       01/01/2031     $     8,650,000
       6,100,000  UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES 480 MBIA
                  INSURED (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                    2.28        09/01/2022           6,100,000
       4,260,000  UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE AND UNIVERSITY
                  REVENUE LOC)+/-SS.                                                    2.31        05/15/2033           4,260,000
       7,750,000  VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING
                  REVENUE LOC)+/-SS.                                                    2.20        05/15/2029           7,750,000
       3,885,000  VICTORVILLE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 485
                  (TAX REVENUE LOC)+/-SS.                                               2.31        12/01/2019           3,885,000

                                                                                                                     2,558,682,076
                                                                                                                   ---------------

OTHER - 1.80%
      17,995,000  ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES AMBAC
                  INSURED (OTHER REVENUE LOC)+/-SS.                                     2.31        07/05/2006          17,995,000
      13,176,000  ABN AMRO MUNITOPS CTFS TR 1998-25 MUNITOPS CERTIFICATES FGIC
                  INSURED (OTHER REVENUE LOC)+/-SS.                                     2.31        07/05/2006          13,176,000
      17,000,000  ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES FGIC
                  INSURED (OTHER REVENUE LOC)+/-SS.++                                   2.34        05/07/2008          17,000,000

                                                                                                                        48,171,000
                                                                                                                   ---------------

PUERTO RICO - 1.17%
       7,200,000  EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (PUERTO RICO
                  COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES A)
                  (OTHER REVENUE LOC)SS.+/-                                             2.29        10/01/2034           7,200,000
       5,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  REVENUE SERIES 2 MBIA INSURED (TRANSPORTATION REVENUE LOC)SS.+/-      2.29        07/01/2038           5,000,000
       4,995,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                  SERIES 86 (SALES TAX REVENUE LOC)SS.+/-                               2.28        07/01/2015           4,995,000
       7,980,000  PUERTO RICO COMMONWEALTH MERLOTS SERIES A44SS.+/-                     2.29        07/01/2029           7,980,000
       6,135,000  PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
                  SERIES 416 FSA LOC (LEASE REVENUE LOC)SS.+/-                          2.28        07/01/2021           6,135,000

                                                                                                                        31,310,000
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,638,163,076)                                                                  2,638,163,076
                                                                                                                   ---------------

COMMERCIAL PAPER - 6.80%
       7,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                      2.75        07/07/2005           7,300,000
       2,700,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                      2.70        08/11/2005           2,700,000
      14,300,000  GOLDEN GATE BRIDGE                                                    2.44        09/15/2005          14,300,000
      25,400,000  GOLDEN GATE BRIDGE                                                    2.52        10/11/2005          25,400,000
      16,200,000  PORT OF OAKLAND CA                                                    2.73        08/29/2005          16,200,000
      20,300,000  UNIVERSITY OF CALIFORNIA                                              2.80        08/04/2005          20,300,000
      10,000,000  UNIVERSITY OF CALIFORNIA                                              2.70        08/09/2005          10,000,000
       2,525,000  UNIVERSITY OF CALIFORNIA                                              2.81        08/11/2005           2,525,000
       9,900,000  UNIVERSITY OF CALIFORNIA                                              2.83        08/11/2005           9,900,000
      13,400,000  UNIVERSITY OF CALIFORNIA                                              2.77        09/07/2005          13,400,000
      10,000,000  UNIVERSITY OF CALIFORNIA                                              2.77        09/08/2005          10,000,000
      12,100,000  UNIVERSITY OF CALIFORNIA                                              2.77        09/09/2005          12,100,000
      23,400,000  UNIVERSITY OF CALIFORNIA                                              2.55        10/03/2005          23,400,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER (continued)
$     14,700,000  UNIVERSITY OF CALIFORNIA                                             2.50%        10/06/2005     $    14,700,000

TOTAL COMMERCIAL PAPER (COST $182,225,000)                                                                             182,225,000
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,820,388,076)*                                   105.28%                                                   $ 2,820,388,076

OTHER ASSETS AND LIABILITIES, NET                         (5.28)                                                      (141,537,278)
                                                        -------                                                    ---------------

TOTAL NET ASSETS                                         100.00%                                                   $ 2,678,850,798
                                                        -------                                                    ---------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 98.19%

CALIFORNIA - 95.92%
$      2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  HOUSING REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING
                  REVENUE LOC)+/-SS.                                                       2.40%       07/01/2008    $    2,000,000
       3,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)+/-SS.           2.30        07/15/2035         3,000,000
       3,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                  (HOUSING REVENUE LOC)+/-SS.                                              2.30        09/15/2032         3,100,000
       2,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)+/-SS.              2.24        03/15/2037         2,200,000
       1,525,000  ALAMEDA-CONTRA COSTA CA SCHOOLS FINANCING AUTHORITY CTFS
                  PARTICIPATION CAPITAL IMPROVEMENTS FINANCING PROJECTS LEASE
                  REVENUE SERIES G AMBAC INSURED (LEASE REVENUE LOC)+/-SS.                 2.45        08/01/2024         1,525,000
       2,200,000  ALVORD CA UNIVERSITY SCHOOL DISTRICT FINANCING CORP CTFS
                  PARTICIPATION REFINANCING PROJECT LEASE REVENUE KBC BANK NV
                  LOC (LEASE REVENUE LOC)+/-SS.                                            2.30        09/01/2019         2,200,000
       3,790,000  APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                  (PROPERTY TAX REVENUE LOC)+/-SS.                                         2.31        08/01/2012         3,790,000
      10,175,000  CALIFORINA ST ECONOMIC RECOVERY VARIABLE SERIES C-8+/-SS.                2.15        07/01/2023        10,175,000
       3,200,000  CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE
                  LEASE PURCHASE PROGRAM PROJECT SERIES A COLLATERALIZED BY
                  FHLMC (HOUSING REVENUE LOC)+/-SS.                                        2.40        09/01/2006         3,200,000
       2,000,000  CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE
                  SERIES A COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+/-SS.             2.40        02/01/2007         2,000,000
      15,900,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
                  UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.         2.20        11/01/2049        15,900,000
       1,300,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2 (HOUSING
                  REVENUE LOC)+/-SS.                                                       2.28        02/01/2035         1,300,000
         805,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING
                  REVENUE LOC)+/-SS.                                                       2.28        02/01/2017           805,000
       3,415,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING
                  REVENUE LOC)+/-SS.                                                       2.36        02/01/2031         3,415,000
       2,840,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
                  REVENUE LOC)+/-SS.                                                       2.28        08/01/2036         2,840,000
       2,350,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A JP
                  MORGAN CHASE BANK LOC (HEALTH FACILITIES FINANCING AUTHORITY
                  REVENUE LOC)+/-SS.                                                       2.27        09/01/2025         2,350,000
       2,545,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B KBC
                  BANK NV LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE
                  LOC)+/-SS.                                                               2.27        09/01/2025         2,545,000
       1,050,000  CALIFORNIA HFFA REVENUE CTFS SERIES 26 FSA INSURED (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-SS.                        2.28        06/01/2022         1,050,000
         750,000  CALIFORNIA HFFA REVENUE SERIES B (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-SS.                                                       2.17        08/01/2021           750,000
       2,450,000  CALIFORNIA HFFA REVENUE SERIES B MBIA INSURED (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-SS.                        2.22        09/01/2028         2,450,000
       1,030,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR
                  FISH HOUSE FOODS INCORPORATED PROJECT COMERICA BANK CA LOC
                  (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.                                 2.36        09/01/2024         1,030,000
         250,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK INSURED
                  REVENUE SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.              2.15        04/01/2042           250,000
       2,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
                  PAUL GETTY TRUST SERIES A (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.       1.62        10/03/2005         2,000,000
       2,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J
                  PAUL GETTY TRUST SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.       1.62        10/03/2005         2,300,000
       2,750,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
                  FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT REVENUE
                  LOC)+/-SS.                                                               2.25        07/01/2032         2,750,000
       5,000,000  CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-SS.                                           2.23        09/01/2017         5,000,000
      10,000,000  CALIFORNIA PCFA PCR (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.           2.23        11/01/2026        10,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$      3,525,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY SERIES A
                  (EDUCATIONAL FACILITIES REVENUE LOC)                                     4.00%       07/06/2006    $    3,573,081
      13,450,000  CALIFORNIA SCHOOL CASH RESERVE PROJECT AUTHORITY POOL SERIES
                  A (EDUCATIONAL FACILITIES REVENUE LOC)                                   3.00        07/06/2005        13,451,875
       2,415,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-3 (PROPERTY
                  TAX REVENUE LOC)+/-SS.                                                   2.48        05/01/2034         2,415,000
       5,700,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY B-3
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                                 2.20        05/01/2034         5,700,000
      14,125,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                  REVENUE SERIES B-1 (POWER REVENUE LOC)+/-SS.                             2.22        05/01/2022        14,125,000
      23,450,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                  REVENUE SERIES C-11 (ELECTRIC REVENUE LOC)+/-SS.                         2.19        05/01/2022        23,450,000
      18,500,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE POWER SUPPLY
                  REVENUE SERIES C1 (POWER REVENUE LOC)+/-SS.                              2.25        05/01/2022        18,500,000
       5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES B-2
                  (ELECTRIC REVENUE LOC)+/-SS.                                             2.48        05/01/2022         5,000,000
       6,400,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY
                  PROJECT REVENUE PUTTERS SERIES 127 FGIC INSURED (WATER
                  REVENUE LOC)+/-SS.                                                       2.31        12/01/2028         6,400,000
       1,350,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY
                  PROJECT REVENUE SERIES R (WATER REVENUE LOC)+/-SS.                       2.31        12/01/2021         1,350,000
       4,900,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-5
                  (ELECTRIC REVENUE LOC)+/-SS.                                             2.35        05/01/2022         4,900,000
       1,450,000  CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                  INDUSTRIAL DEVELOPMENT REVENUE SERRA MICROCHASSIS PROJECT US
                  BANK NA LOC (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                   2.30        08/01/2027         1,450,000
       2,400,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                  REVENUE LOC)+/-SS.                                                       2.38        07/01/2005         2,400,000
       2,250,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                  REVENUE LOC)+/-SS.                                                       2.38        07/01/2005         2,250,000
       1,860,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                  REVENUE LOC)+/-SS.                                                       2.31        01/01/2012         1,860,000
       5,350,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-4 (SALES
                  TAX REVENUE LOC)+/-SS.                                                   2.22        07/01/2023         5,350,000
      18,025,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C (SALES TAX
                  REVENUE LOC)+/-SS.                                                       2.35        07/01/2023        18,025,000
       4,625,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-6 (SALES TAX
                  REVENUE LOC)+/-SS.                                                       2.15        07/01/2023         4,625,000
      10,650,000  CALIFORNIA STATE KINDERGARTEN UNIVERSITY PUBLIC-B-5 (PROPERTY
                  TAX REVENUE LOC)+/-SS.                                                   2.23        05/01/2034        10,650,000
       3,450,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SGA 135
                  (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                     2.26        12/01/2030         3,450,000
       1,400,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES
                  D AMBAC INSURED (LEASE REVENUE LOC)+/-SS.                                2.31        12/01/2019         1,400,000
       4,700,000  CALIFORNIA STATE PUTTERS SERIES 142 FGIC INSURED (GENERAL
                  OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                              2.31        12/01/2029         4,700,000
       4,720,000  CALIFORNIA STATE ROCS RR FGIC INSURED+/-SS.                              2.31        02/01/2020         4,720,000
       9,825,000  CALIFORNIA STATE SERIES B-3 (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-SS.                                                   2.35        05/01/2033         9,825,000
       2,800,000  CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B-4
                  (PROPERTY TAX REVENUE LOC)+/-SS.                                         2.13        05/01/2034         2,800,000
       3,200,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-SS.                 2.27        01/20/2031         3,200,000
       1,000,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                  (HOUSING REVENUE LOC)+/-SS.                                              2.35        12/01/2011         1,000,000
       4,660,000  CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS
                  SERIES A COLLATERALIZED BY FHLB (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-SS.                                                               2.30        02/01/2028         4,660,000
       5,000,000  CALIFORNIA STATEWIDE CDA REVENUE MOTION PICTURE & TELEVISION
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                2.45        03/01/2031         5,000,000
       4,100,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES A-1 (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)                                                 4.00        06/30/2006         4,154,161
       2,200,000  CALIFORNIA STATEWIDE CDA SOLID WASTE FACILITIES REVENUE
                  CHEVRON USA PROJECT CHEVRON CORPORATION LOC (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-SS.                                           2.33        12/15/2024         2,200,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$      2,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY MFHR
                  SERIES AA COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.             2.24%       04/15/2035    $    2,000,000
       1,100,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  REVENUE+/-SS.                                                            2.21        12/01/2034         1,100,000
       1,400,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
                  COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.          2.24        10/15/2026         1,400,000
         100,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                  SERIES H COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-SS.                                                               2.20        10/15/2029           100,000
       6,100,000  CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS
                  SERIES I COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-SS.                                                               2.24        07/15/2032         6,100,000
       1,300,000  CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                  REMARKETED 09 28 94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.             2.25        11/15/2022         1,300,000
         675,000  CSUCI CA FINANCING AUTHORITY RENTAL HOUSING CITIBANK INSURED
                  (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.                               1.60        08/01/2031           675,000
       1,600,000  EAST BAY CA MUD WATER SYSTEM REVENUE (WATER REVENUE LOC)+/-SS.           2.20        06/01/2025         1,600,000
       6,390,000  EAST BAY CA MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
                  (WATER & WASTEWATER AUTHORITY REVENUE LOC)+/-SS.                         2.30        06/01/2020         6,390,000
      19,100,000  FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS (HOUSING REVENUE
                  LOC)+/-SS.                                                               2.21        09/01/2007        19,100,000
       2,350,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER
                  REVENUE LOC)+/-SS.                                                       2.20        09/01/2025         2,350,000
       2,900,000  GLENN CA IDA LAND O' LAKES INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-SS.                                           2.65        09/01/2007         2,900,000
       1,400,000  HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
                  US BANK NA LOC (HOUSING REVENUE LOC)+/-SS.                               2.30        08/01/2032         1,400,000
       1,200,000  IRVINE CA IMPROVEMENT BOND ACT OF 1915 DISTRICT 85-7-I
                  (SPECIAL TAX REVENUE LOC)+/-SS.                                          2.30        09/02/2011         1,200,000
       2,000,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                  PROJECT SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE
                  LOC)+/-SS.                                                               2.20        12/01/2026         2,000,000
       6,300,000  LIVERMORE CA REDEVELOPMENT AGENCY MFHR SERIES 2002A LIVERMORE
                  APARTMENTS PROJECT BANK OF AMERICA NA LOC (MULTI-FAMILY
                  HOUSING REVENUE LOC)+/-SS.                                               2.35        11/01/2040         6,300,000
       1,540,000  LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)+/-SS.                   2.33        05/15/2020         1,540,000
       2,560,000  LONG BEACH CA HARBOR REVENUE FLOATS PT 2756 (AIRPORT REVENUE
                  LOC)+/-SS.                                                               2.33        05/15/2025         2,560,000
       1,580,000  LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED (AIRPORT
                  REVENUE LOC)+/-SS.                                                       2.32        05/15/2020         1,580,000
       1,000,000  LOS ANGELES CA COMMUNITY RDA MFHR WILSHIRE STATION APARTMENTS
                  SERIES A (HOUSING REVENUE LOC)+/-SS.                                     2.35        10/15/2038         1,000,000
       2,700,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                  REVENUE LOC)+/-SS.                                                       2.25        04/01/2030         2,700,000
       9,100,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                  REVENUE LOC)+/-SS.                                                       2.35        10/15/2038         9,100,000
       3,630,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
                  REVENUE SUB SERIES C-2 (LEASE REVENUE LOC)+/-SS.                         2.22        08/15/2021         3,630,000
       5,500,000  LOS ANGELES CA GO SERIES 1999A MERRILL LYNCH CAPITAL SERVICES
                  LOC (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                 2.30        03/01/2012         5,500,000
         700,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES A (AIRPORT
                  REVENUE LOC)                                                             5.50        08/01/2005           702,255
       1,890,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED
                  (WATER REVENUE LOC)+/-SS.                                                2.31        01/01/2009         1,890,000
       1,200,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA
                  INSURED (WATER REVENUE LOC)+/-SS.                                        2.25        07/01/2035         1,200,000
       5,200,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                  APARTMENTS-B (HOUSING REVENUE LOC)+/-SS.                                 2.30        06/01/2010         5,200,000
       3,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-SS.                   2.31        07/01/2016         3,000,000
       2,000,000  LOS ANGELES COUNTY CA MFHR AUTHORITY REVENUE P FLOAT PT 639
                  (HOUSING REVENUE LOC)+/-SS.                                              2.36        08/25/2005         2,000,000
       4,785,000  LOS ANGELES COUNTY CA TRAN (PROPERTY TAX REVENUE LOC)                    4.00        06/30/2006         4,852,899

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$      3,100,000  LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE
                  BONDS (HOUSING REVENUE LOC)+/-SS.                                        2.37%       09/01/2030    $    3,100,000
       1,700,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C
                  (WATER REVENUE LOC)+/-SS.                                                2.24        07/01/2027         1,700,000
         325,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES A1 (WATER REVENUE LOC)+/-SS.                              2.20        07/01/2023           325,000
      10,130,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C1 DEXIA LOC (WATER REVENUE LOC)+/-SS.                    2.17        07/01/2030        10,130,000
       9,900,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C3 (WATER REVENUE LOC)+/-SS.                              2.21        07/01/2030         9,900,000
       4,400,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
                  SERIES SG 66 MBIA INSURED (ELECTRIC REVENUE LOC)+/-SS.                   2.30        10/01/2015         4,400,000
       2,300,000  MOUNT DIABLO CA UNIVERSITY SCHOOL DISTRICT TRAN (PROPERTY TAX
                  REVENUE LOC)                                                             3.00        11/09/2005         2,309,362
       2,570,000  OAKLAND CA SEWER REVENUE SERIES 631 (SEWER REVENUE LOC)+/-SS.            2.31        06/15/2022         2,570,000
       4,500,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                  SERIES C-1 (LEASE REVENUE LOC)+/-SS.                                     2.35        02/01/2025         4,500,000
       4,100,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE POINTE NIGUEL
                  PROJECT SERIES C (HOUSING REVENUE LOC)+/-SS.                             2.17        11/01/2022         4,100,000
       6,440,000  ORANGE COUNTY CA SANITATION DISTRICTS COP AMBAC INSURED
                  (LEASE REVENUE LOC)+/-SS.                                                2.20        08/01/2013         6,440,000
       1,550,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                  REVENUE SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE
                  LOC)+/-SS.                                                               2.26        11/01/2014         1,550,000
      11,050,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
                  REVENUE SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-SS.          2.26        11/01/2014        11,050,000
      14,955,000  ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC
                  (WATER REVENUE LOC)+/-SS.                                                2.21        08/01/2042        14,955,000
         640,000  PERRIS CA UNIVERSITY HIGH SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE LOC)+/-SS.                                                       2.30        09/01/2026           640,000
       5,965,000  PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
                  COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC)+/-SS.                    2.25        09/01/2035         5,965,000
       5,770,000  PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)+/-SS.                                                               2.30        08/01/2020         5,770,000
       7,100,000  RANCHO CALIFORNIA WATER DISTRICT SERIES-B (FGIC) (WATER
                  REVENUE LOC)+/-SS.                                                       2.17        08/01/2031         7,100,000
       2,290,000  REDONDO BEACH CALIFORNIA AGENCY MFHR (HOUSING REVENUE LOC)+/-SS.         2.25        10/15/2034         2,290,000
       1,580,000  RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE
                  REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)+/-SS.        2.25        07/01/2006         1,580,000
      18,300,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
                  KBC BANK LOC (SPECIAL TAX REVENUE LOC)+/-SS.                             2.23        09/01/2014        18,300,000
       2,500,000  SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
                  (POWER REVENUE LOC)+/-SS.                                                2.31        08/15/2017         2,500,000
       1,760,000  SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
                  (UTILITIES REVENUE LOC)+/-SS.                                            2.31        05/15/2020         1,760,000
       3,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                  SERIES 1 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.              2.24        05/15/2034         3,000,000
       4,900,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE
                  LOC)+/-SS.                                                               2.23        08/01/2034         4,900,000
       6,100,000  SACRAMENTO COUNTY CA TRAN SERIES A                                       4.00        07/10/2006         6,188,938
       5,500,000  SACRAMENTO COUNTY CA TRAN SERIES A (TAX REVENUE LOC)                     3.00        07/11/2005         5,502,001
       7,755,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                  SERIES A (TAX REVENUE LOC)                                               4.00        07/14/2006         7,866,052
       4,485,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                  SERIES B (TAX REVENUE LOC)                                               4.00        07/14/2006         4,548,328
       3,800,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                  APARTMENTS SERIES B (HOUSING REVENUE LOC)+/-SS.                          2.24        01/15/2035         3,800,000
       7,225,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE
                  REVENUE CLASS B (LEASE REVENUE LOC)+/-SS.                                2.33        02/15/2026         7,225,000
       2,075,000  SAN DIEGO CA SCHOOL DISTRICT TRAN (OTHER REVENUE LOC)                    3.00        07/25/2005         2,076,892
       1,275,000  SAN DIEGO CA UNION SCHOOL DISTRICT SERIES PA-804 (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-SS.                                            2.30        07/01/2022         1,275,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (continued)
$      2,200,000  SAN DIEGO COUNTY & SCHOOL DISTRICT TRAN (EDUCATIONAL
                  FACILITIES REVENUE LOC)                                                  3.25%       07/25/2005    $    2,201,881
       3,105,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                  NAMIKI APARTMENTS PROJECT SERIES C CITIBANK NA LOC
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                                 2.27        11/01/2036         3,105,000
       5,800,000  SAN FRANCISCO CA CITY & COUNTY UNIFIED SCHOOL DISTRICT TRAN              3.50        12/01/2005         5,834,545
       1,600,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION+/-SS.                    2.30        08/01/2035         1,600,000
       2,360,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION CTFS SERIES
                  149 MBIA INSURED (TAX INCREMENTAL REVENUE LOC)+/-SS.                     2.32        08/01/2027         2,360,000
       5,745,000  SAN MATEO COUNTY CA TRAN DISTRICT SALES TAX REVENUE FLOATER
                  PT 1914 FSA INSURED (SALES TAX REVENUE LOC)+/-SS.                        2.30        12/01/2007         5,745,000
         300,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES
                  E FGIC INSURED REMARKETED 03/17/94 (MULTI-FAMILY HOUSING
                  REVENUE LOC)+/-SS.                                                       2.29        11/15/2017           300,000
       1,690,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)+/-SS.                                                               2.56        08/01/2025         1,690,000
       4,000,000  SIMI VALLEY CA MFHR 500 DANKSE BANK INSURED (HOUSING REVENUE
                  LOC)+/-SS.                                                               2.36        03/01/2021         4,000,000
       8,550,000  SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES B (SEWER
                  REVENUE LOC)+/-SS.                                                       2.16        11/01/2035         8,550,000
       3,690,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION
                  PROJECT REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)+/-SS.            2.21        07/01/2019         3,690,000
      10,550,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION
                  PROJECT REVENUE SOUTHERN TRANSMISSION SERIES A (OTHER REVENUE
                  LOC)+/-SS.                                                               2.20        07/01/2021        10,550,000
       5,575,000  STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS
                  SERIES JPMC3 (OTHER REVENUE LOC)+/-SS.                                   2.32        06/01/2013         5,575,000
         195,000  STOCKTON CA HEALTH FACILITIES REVENUE SERIES A (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-SS.                                            2.25        12/01/2032           195,000
       1,600,000  TULARE CA LOCAL HEALTH CARE DISTRICT HEALTH FACILITY REVENUE
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                2.25        12/01/2032         1,600,000
       3,200,000  UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
                  REVENUE LOC)+/-SS.                                                       2.20        07/15/2029         3,200,000
       1,995,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 479
                  MBIA INSURED (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                  LOC)+/-SS.                                                               2.28        09/01/2022         1,995,000
         900,000  UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE AND UNIVERSITY
                  REVENUE LOC)+/-SS.                                                       2.31        05/15/2033           900,000
       4,495,000  VICTORVILLE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 485
                  (TAX REVENUE LOC)+/-SS.                                                  2.31        12/01/2019         4,495,000

                                                                                                                        621,782,270
                                                                                                                     --------------

OTHER - 1.18%
       5,000,000  ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES AMBAC
                  INSURED (OTHER REVENUE LOC)+/-SS.                                        2.31        07/05/2006         5,000,000
       2,680,000  ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES FGIC
                  INSURED (OTHER REVENUE LOC)+/-SS.++                                      2.34        05/07/2008         2,680,000

                                                                                                                          7,680,000
                                                                                                                     --------------

PUERTO RICO - 1.09%
       2,500,000  EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (PUERTO RICO
                  COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES A)
                  (OTHER REVENUE LOC)+/-SS.                                                2.29        10/01/2034         2,500,000
       4,575,000  EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO
                  COMMONWEALTH HIGHWAY & TRANSPORTATION REVENUE SERIES D) FSA
                  INSURED (TOLL ROAD REVENUE LOC)+/-SS.                                    2.29        07/01/2027         4,575,000

                                                                                                                          7,075,000
                                                                                                                     --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $636,537,270)                                                                       636,537,270
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER - 6.38%
$      1,600,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                         2.75%       07/07/2005    $    1,600,000
         600,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                         2.70        08/11/2005           600,000
       3,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                         2.65        08/25/2005         3,300,000
       1,500,000  GOLDEN GATE BRIDGE                                                       2.73        07/06/2005         1,500,000
       3,000,000  GOLDEN GATE BRIDGE                                                       2.44        09/15/2005         3,000,000
       5,100,000  GOLDEN GATE BRIDGE                                                       2.52        10/11/2005         5,100,000
       3,500,000  PORT OF OAKLAND CA                                                       2.73        08/29/2005         3,500,000
       4,455,000  UNIVERSITY OF CALIFORNIA                                                 2.80        08/04/2005         4,455,000
       2,700,000  UNIVERSITY OF CALIFORNIA                                                 2.70        08/09/2005         2,700,000
       1,000,000  UNIVERSITY OF CALIFORNIA                                                 2.81        08/11/2005         1,000,000
       1,100,000  UNIVERSITY OF CALIFORNIA                                                 2.83        08/11/2005         1,100,000
       2,700,000  UNIVERSITY OF CALIFORNIA                                                 2.77        09/07/2005         2,700,000
       4,500,000  UNIVERSITY OF CALIFORNIA                                                 2.77        09/09/2005         4,500,000
       3,000,000  UNIVERSITY OF CALIFORNIA                                                 2.55        10/03/2005         3,000,000
       3,300,000  UNIVERSITY OF CALIFORNIA                                                 2.50        10/06/2005         3,300,000

TOTAL COMMERCIAL PAPER (COST $41,355,000)                                                                                41,355,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $677,892,270)*                                     104.57%                                                     $  677,892,270

OTHER ASSETS AND LIABILITIES, NET                         (4.57)                                                        (29,643,224)
                                                        -------                                                      --------------

TOTAL NET ASSETS                                         100.00%                                                     $  648,249,046
                                                        -------                                                      --------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ASSET-BACKED SECURITIES - 0.61%
$      6,740,797  CAPITAL AUTO RECEIVABLES ASSET TRUST+/-                               3.23%       06/15/2006     $      6,740,797
      39,338,423  DAIMLERCHRYSLER AUTO TRUST++                                          2.63        01/08/2006           39,338,423
      19,019,124  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                      3.18        05/15/2006           19,019,124
      12,450,047  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-A                     2.64        01/17/2006           12,450,047

TOTAL ASSET-BACKED SECURITIES (COST $77,548,391)                                                                         77,548,391
                                                                                                                   ----------------

AGENCY NOTES - DISCOUNT - 0.64%
      82,235,000  FNMA                                                                  2.74        09/01/2005           81,846,942

TOTAL AGENCY NOTES - DISCOUNT (COST $81,846,942)                                                                         81,846,942
                                                                                                                   ----------------

CERTIFICATES OF DEPOSIT - 21.21%
     275,000,000  ABBEY NATIONAL TREASURY SERVICE                                       3.22        07/08/2005          275,000,000
     240,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                              2.25        09/19/2005          239,989,575
     265,000,000  BARCLAYS BANK PLC NEW YORK                                            3.28        09/02/2005          265,000,000
     200,000,000  CDC IXIS                                                              2.45        10/06/2005          200,000,000
      35,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                   2.75        11/14/2005           35,000,000
     456,000,000  CREDIT SUISSE NEW YORK                                                3.19        07/07/2005          456,000,000
     343,000,000  DEUTSCHE BANK NEW YORK                                                3.25        07/11/2005          343,000,000
     325,000,000  DEXIA CREDIT LOCAL NEW YORK                                           3.19        07/06/2005          325,000,000
      85,000,000  FORTIS BANK NEW YORK                                                  3.23        07/08/2005           85,000,000
     150,000,000  MORGAN STANLEY BANK                                                   2.96        08/08/2005          150,000,000
     187,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                                   3.17        07/05/2005          187,000,000
     138,000,000  SVENSKA HANDELSBANKEN NEW YORK                                        3.26        07/12/2005          138,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $2,698,989,575)                                                                   2,698,989,575
                                                                                                                   ----------------

COMMERCIAL PAPER - 39.18%
      50,000,000  ALLIANCE & LEICESTER PLC^                                             3.28        09/07/2005           49,690,222
     100,000,000  ALLIANCE & LEICESTER PLC^                                             3.25        09/19/2005           99,277,778
     219,460,000  AMSTEL FUNDING CORPORATION^                                           3.42        12/02/2005          216,249,300
     157,500,000  AMSTERDAM FUNDING CORPORATION^                                        3.28        07/12/2005          157,342,150
      51,760,000  ATLANTIS ONE FUNDING^                                                 2.94        08/17/2005           51,561,328
     100,000,000  ATLANTIS ONE FUNDING^                                                 3.25        10/03/2005           99,151,389
      62,161,000  ATOMIUM FUNDING CORPORATION^                                          3.17        08/10/2005           61,942,055
      72,950,000  BANCO SANTANDER PUERTO RICO^                                          3.11        07/15/2005           72,861,771
     187,000,000  BEAR STEARNS COMPANY INCORPORATED^                                    3.46        07/01/2005          187,000,000
      50,000,000  BHP BILLITON FINANCE USA LIMITED^                                     3.23        08/19/2005           49,780,181
      35,000,000  CC USA INCORPORATED^                                                  3.15        08/10/2005           34,877,500
      40,384,000  CEDAR SPRINGS CAPITAL COMPANY^                                        3.22        08/26/2005           40,181,721
     100,000,000  CEDAR SPRINGS CAPITAL COMPANY^                                        3.36        09/16/2005           99,281,333
      29,104,000  CONCORD MINUTEMEN CAPITAL COMPANY++                                   3.21        07/15/2006           29,102,992
      50,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++                                   3.24        07/19/2006           49,999,184
      69,782,000  CROWN POINT CAPITAL COMPANY^                                          3.28        09/07/2005           69,350,321
     200,000,000  DANSKE CORPORATION^                                                   3.40        12/02/2005          197,095,389
      25,000,000  EIFFEL FUNDING LLC^                                                   3.05        07/06/2005           24,989,410
      50,000,000  EIFFEL FUNDING LLC^                                                   3.23        08/15/2005           49,798,125
      75,035,000  FAIRWAY FINANCE CORPORATION^                                          3.38        10/17/2005           74,274,145

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE      MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$    300,000,000  FORTIS FUNDING LLC^                                                   3.50%         02/27/2006   $    292,980,875
      80,000,000  GALAXY FUNDING INCORPORATED^                                          3.35          09/19/2005         79,404,444
      20,000,000  GEMINI SECURITIZATION LLC^                                            3.03          07/05/2005         19,993,267
     117,690,000  GENERAL ELECTRIC CAPITAL CORPORATION^                                 3.57          02/22/2006        114,935,662
     206,000,000  GRAMPIAN FUNDING LLC^                                                 3.28          07/13/2005        205,774,773
     100,000,000  HSBC BANK CANADA^                                                     3.50          02/17/2006         97,754,167
     100,000,000  HSBC FINANCE CORPORATION^                                             3.23          09/14/2005         99,327,083
     163,031,000  JUPITER SECURITIES CORPORATION^                                       3.30          07/14/2005        162,836,721
      70,200,000  K2 (USA) LLC^                                                         3.25          09/02/2005         69,800,738
      50,000,000  KFW INTERNATIONAL FINANCE^                                            2.66          07/07/2005         49,977,875
      50,000,000  KFW INTERNATIONAL FINANCE^                                            2.67          07/15/2005         49,948,083
      50,000,000  KFW INTERNATIONAL FINANCE^                                            2.68          07/22/2005         49,921,833
      50,000,000  KFW INTERNATIONAL FINANCE^                                            2.69          07/26/2005         49,906,597
      50,000,000  KFW INTERNATIONAL FINANCE^                                            3.10          08/01/2005         49,866,528
      34,788,000  KLIO FUNDING CORPORATION^                                             3.37          09/16/2005         34,537,246
      50,000,000  KLIO II FUNDING CORPORATION^                                          3.18          08/12/2005         49,814,500
      74,366,000  KLIO II FUNDING CORPORATION^                                          3.37          09/16/2005         73,829,966
     150,000,000  LEXINGTON PARKER CAPITAL CORPORATION^                                 3.10          09/01/2005        149,199,167
      75,000,000  LIBERTY STREET FUNDING COMPANY^                                       3.23          07/25/2005         74,838,500
      95,000,000  LIQUID FUNDING LIMITED^                                               3.26          09/01/2005         94,466,628
      50,000,000  LIQUID FUNDING LIMITED+/-                                             3.28          10/17/2005         49,999,914
      20,000,000  NATIONWIDE BUILDING SOCIETY^                                          3.19          09/19/2005         19,858,445
      25,318,000  NIEUW AMSTERDAM RECEIVABLES^                                          3.24          08/29/2005         25,183,561
      61,005,000  NIEUW AMSTERDAM RECEIVABLES^                                          3.28          09/23/2005         60,538,108
      45,000,000  PICAROS FUNDING LLC^                                                  2.85          07/26/2005         44,910,938
     100,000,000  PICAROS FUNDING LLC^                                                  3.00          08/23/2005         99,558,333
      51,060,000  PREFERRED RECEIVABLES FUNDING^                                        3.30          07/14/2005         50,999,154
      50,000,000  SEDNA FINANCE INCORPORATED++                                          3.21          10/17/2005         49,994,809
     155,000,000  SOCIETE GENERALE NORTH AMERICA^                                       3.21          07/07/2005        154,917,075
     226,000,000  SOCIETE GENERALE NORTH AMERICA^                                       3.25          07/12/2005        225,775,569
      86,148,000  SOLITAIRE FUNDING LLC^                                                3.03          07/01/2005         86,148,000
     142,000,000  SPINTAB AB^                                                           2.90          08/09/2005        141,553,883
      62,000,000  STANDARD FEDERAL BANK                                                 2.92          12/01/2005         61,994,882
      50,000,000  SWEDISH NATIONAL HOUSING FINANCE^                                     3.25          09/02/2005         49,716,063
      40,000,000  SWEDISH NATIONAL HOUSING FINANCE^                                     3.38          11/14/2005         39,489,244
     100,000,000  UBS FINANCE DELAWARE LLC^                                             3.23          09/19/2005         99,282,222
      30,641,000  WHITE PINE FINANCE LLC^                                               3.24          09/15/2005         30,431,416
      76,064,000  WHITE PINE FINANCE LLC^                                               3.26          10/06/2005         75,395,862
      36,400,000  WINDMILL FUNDING CORPORATION^                                         3.28          07/12/2005         36,363,519

TOTAL COMMERCIAL PAPER (COST $4,985,031,944)                                                                          4,985,031,944
                                                                                                                   ----------------

CORPORATE BONDS & NOTES - 1.68%
      25,520,000  BEAR STEARNS & COMPANY INCORPORATED                                   6.25          07/15/2005         25,554,333
      37,210,000  CITIGROUP INCORPORATED                                                6.75          12/01/2005         37,791,757
      10,349,000  FLEETBOSTON FINANCIAL CORPORATION                                     7.25          09/15/2005         10,450,452
      20,000,000  LEHMAN BROTHERS HOLDINGS                                              6.25          05/15/2006         20,410,980
      52,000,000  MCDONALD'S CORPORATION+/-                                             4.49          03/07/2006         52,331,604

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE      MATURITY DATE       VALUE
CORPORATE BONDS & NOTES (continued)
$     35,648,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M++                          3.13%      01/10/2006      $     35,648,000
      31,923,077  STRATEGIC MONEY MARKET TRUST SERIES 2004-H++                          3.45       09/23/2005            31,923,077

TOTAL CORPORATE BONDS & NOTES (COST $214,110,203)                                                                       214,110,203
                                                                                                                   ----------------

EXTENDABLE BONDS - 7.83%
      70,000,000  3M COMPANY++                                                          5.67       12/12/2005            70,865,857
     205,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                               3.28       07/07/2006           205,000,000
      35,000,000  GENERAL ELECTRIC COMPANY+/-                                           3.21       10/24/2005            35,005,541
     300,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-                            3.26       07/07/2006           300,000,000
      67,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                               3.36       07/11/2006            67,016,074
      80,000,000  MORGAN STANLEY+/-                                                     3.31       07/03/2006            80,000,000
     115,000,000  NORTHERN ROCK PLC+/-                                                  3.15       02/03/2006           115,000,000
     100,000,000  NORTHERN ROCK PLC+/-                                                  3.41       07/07/2006           100,000,000
      24,000,000  PREMIUM ASSET TRUST+/-                                                3.23       06/15/2006            24,000,000

TOTAL EXTENDABLE BONDS (COST $996,887,472)                                                                              996,887,472
                                                                                                                   ----------------

MEDIUM TERM NOTES - 12.96%
      25,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING LLC++                               7.13       09/26/2005            25,248,646
      60,000,000  AMERICAN GENERAL FINANCE+/-                                           3.22       07/14/2006            60,000,000
     208,700,000  BANK OF AMERICA SECURITIES                                            3.52       09/09/2034           208,700,000
      90,000,000  BARCLAYS BANK PLC NEW YORK+/-                                         3.06       06/01/2006            89,983,662
      50,000,000  BEAR STEARNS COMPANIES INCORPORATED                                   3.22       09/07/2005            50,000,000
      58,000,000  BEAR STEARNS COMPANIES INCORPORATED                                   3.59       09/09/2049            58,000,000
       2,000,000  BEAR STEARNS COMPANIES INCORPORATED                                   3.59       09/09/2049             2,000,000
     178,000,000  BEAR STEARNS COMPANIES INCORPORATED                                   3.59       09/09/2049           178,000,000
     130,000,000  BMW US CAPITAL LLC+/-                                                 4.15       06/07/2006           130,401,915
     125,000,000  CC USA INCORPORATED++                                                 3.05       01/06/2006           124,895,477
      70,000,000  FIVE FINANCE INCORPORATED++                                           2.44       10/07/2005            69,996,730
      15,125,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                   3.48       02/21/2006            15,144,831
      50,000,000  LIQUID FUNDING LIMITED                                                3.24       07/11/2005            50,000,000
      44,000,000  LIQUID FUNDING LIMITED+/-                                             3.28       09/22/2005            44,000,000
     109,000,000  MARSHALL & ILSLEY BANK                                                5.21       12/15/2005           110,114,123
     200,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                                3.13       09/09/2005           199,986,491
      80,000,000  NATIONWIDE BUILDING SOCIETY+/-                                        3.16       07/07/2006            80,000,000
      52,000,000  PREMIUM ASSET TRUST SERIES 04-08+/-                                   3.23       10/14/2005            52,000,000
     100,000,000  ROYAL BANK OF CANADA+/-                                               3.20       07/10/2006           100,000,000

TOTAL MEDIUM TERM NOTES (COST $1,648,471,875)                                                                         1,648,471,875
                                                                                                                   ----------------

MUNICIPAL BONDS & NOTES - 0.99%
       1,080,000  KALAMAZOO FUNDING COMPANY LLC+/-SS.                                   3.34       12/15/2026             1,080,000
         685,000  KALAMAZOO FUNDING COMPANY LLC+/-SS.                                   3.34       12/15/2026               685,000
       1,075,000  KALAMAZOO FUNDING COMPANY LLC+/-SS.                                   3.34       12/15/2026             1,075,000
       1,210,000  KALAMAZOO FUNDING COMPANY LLC+/-SS.                                   3.34       12/15/2026             1,210,000
         575,000  KALAMAZOO FUNDING COMPANY LLC+/-SS.                                   3.49       12/15/2026               575,000
       1,430,000  KALAMAZOO FUNDING COMPANY LLC+/-SS.                                   3.34       12/15/2026             1,430,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE  MATURITY DATE           VALUE
MUNICIPAL BONDS & NOTES (continued)
$     60,065,000  LOS ANGELES CA UNIVERSITY SCHOOL DISTRICT CTFS PARTICIPATION
                  ADMINISTRATION BUILDING PROJECT SERIES A (LEASE REVENUE LOC) +/-SS.   2.35%      10/01/2024      $     60,061,397
      24,000,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL OBLIGATION
                  - STATES, TERRITORIES LOC) +/-SS.                                     3.32       11/01/2028            24,000,000
      17,000,000  NEW YORK NY SUBSERIES A9 (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC) +/-SS.                                               3.32       11/01/2023            17,000,000
      19,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                  MULTIFAMILY REVENUE (OTHER REVENUE LOC) +/-SS.                        3.32       06/15/2034            19,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $126,116,397)                                                                       126,116,397
                                                                                                                   ----------------

PROMISSORY NOTES - 3.10%
     214,000,000  CITIGROUP GLOBAL                                                      3.51       09/09/2049           214,000,000
     180,000,000  GOLDMAN SACHS GROUP INCORPORATED                                      3.22       04/26/2006           180,000,000

TOTAL PROMISSORY NOTES (COST $394,000,000)                                                                              394,000,000
                                                                                                                   ----------------

REPURCHASE AGREEMENTS - 11.81%
     173,164,594  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $173,181,189)                              3.45       07/01/2005           173,164,594
     161,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $161,160,374)                              3.26       07/11/2005           161,000,000
     170,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $170,201,356)                   3.28       07/13/2005           170,000,000
     185,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $185,017,729)                3.45       07/01/2005           185,000,000
     219,584,275  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $219,605,257)                              3.44       07/01/2005           219,584,275
      23,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $23,002,204)                               3.45       07/01/2005            23,000,000
     188,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $188,018,069)                              3.46       07/01/2005           188,000,000
     382,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $382,037,139)                   3.50       07/01/2005           382,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,501,748,869)                                                                     1,501,748,869
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $12,724,751,668)*                                  100.01%                                                   $ 12,724,751,668

OTHER ASSETS AND LIABILITIES, NET                         (0.01)                                                         (1,336,728)
                                                        -------                                                    ----------------

TOTAL NET ASSETS                                         100.00%                                                   $ 12,723,414,940
                                                        -------                                                    ----------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                          INTEREST RATE     MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT - 25.74%

FEDERAL HOME LOAN BANK - 1.36%
$     39,000,000  FHLB^                                                         3.02%        09/07/2005   $    38,775,317
      75,000,000  FHLB^                                                         3.12         09/14/2005        74,513,281
      37,226,000  FHLB^                                                         2.91         09/16/2005        36,994,299

                                                                                                              150,282,897
                                                                                                          ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.26%
      63,000,000  FHLMC^                                                        2.67         07/05/2005        62,981,345
      91,350,000  FHLMC^                                                        2.71         07/05/2005        91,322,494
     100,000,000  FHLMC^                                                        2.75         07/12/2005        99,916,125
     100,000,000  FHLMC^                                                        2.95         08/01/2005        99,745,972
      30,749,000  FHLMC^                                                        2.95         08/02/2005        30,668,369
      50,000,000  FHLMC^                                                        2.64         08/05/2005        49,871,910
      50,000,000  FHLMC^                                                        2.31         08/08/2005        49,878,083
      24,500,000  FHLMC^                                                        3.06         08/08/2005        24,420,865
     100,000,000  FHLMC^                                                        2.98         08/10/2005        99,668,889
      10,794,000  FHLMC^                                                        3.06         08/10/2005        10,757,300
      40,000,000  FHLMC^                                                        3.06         08/12/2005        39,857,200
      50,000,000  FHLMC^                                                        2.29         08/23/2005        49,831,799
      48,057,000  FHLMC^                                                        2.24         08/29/2005        47,880,577
      50,730,000  FHLMC^                                                        3.11         09/13/2005        50,405,694
      40,122,000  FHLMC^                                                        2.37         09/20/2005        39,908,501
     125,000,000  FHLMC^                                                        3.02         09/20/2005       124,142,188
     100,000,000  FHLMC^                                                        2.95         09/27/2005        99,278,889
      99,500,000  FHLMC^                                                        2.75         10/18/2005        98,671,524
      75,000,000  FHLMC^                                                        3.00         11/15/2005        74,145,177

                                                                                                            1,243,352,901
                                                                                                          ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.12%
      52,956,000  FNMA                                                          2.89         07/01/2005        52,956,000
      57,577,000  FNMA                                                          3.05         07/01/2005        57,577,000
      73,000,000  FNMA                                                          3.05         07/01/2005        73,000,000
      21,911,050  FNMA                                                          3.06         07/01/2005        21,911,050
      19,500,000  FNMA                                                          3.06         07/01/2005        19,500,000
      56,000,000  FNMA^                                                         2.95         07/06/2005        55,977,056
      62,417,000  FNMA^                                                         2.82         07/20/2005        62,324,267
       8,091,066  FNMA                                                          2.70         08/01/2005         8,072,254
     100,000,000  FNMA                                                          2.88         08/01/2005        99,752,000
     153,000,000  FNMA                                                          3.10         08/01/2005       152,591,575
      41,315,000  FNMA^                                                         3.02         08/31/2005        41,103,582
      75,000,500  FNMA                                                          2.74         09/01/2005        74,646,581
      90,869,000  FNMA                                                          3.23         09/01/2005        90,363,516
      31,238,000  FNMA                                                          3.24         09/01/2005        31,063,692
      50,000,000  FNMA^                                                         3.06         09/07/2005        49,711,000
      21,252,000  FNMA^                                                         3.06         09/08/2005        21,127,357
      81,960,000  FNMA^                                                         3.20         09/21/2005        81,362,603

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                          INTEREST RATE     MATURITY DATE           VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     75,134,031  FNMA                                                         3.37%         10/03/2005     $    74,472,893
     108,392,000  FNMA^                                                        3.19          10/14/2005         107,383,503
     100,000,000  FNMA^                                                        3.29          11/02/2005          98,866,778
      75,000,000  FNMA^                                                        3.00          11/04/2005          74,212,500
      53,389,000  FNMA^                                                        3.40          01/27/2006          52,330,118
      27,255,000  FNMA #760846                                                 3.42          10/03/2005          27,011,613
      21,800,000  FNMA #760907                                                 3.42          10/03/2005          21,605,326

                                                                                                              1,448,922,264
                                                                                                            ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $2,842,558,062)                                                           2,842,558,062
                                                                                                            ---------------

AGENCY NOTES - INTEREST BEARING - 30.06%

FEDERAL FARM CREDIT BANK - 9.97%
     100,000,000  FFCB+/-                                                      3.00          10/04/2005          99,992,083
     100,000,000  FFCB+/-                                                      2.98          12/14/2005          99,977,129
      50,000,000  FFCB+/-                                                      3.32          12/21/2005          49,987,846
      25,000,000  FFCB+/-                                                      3.24          04/26/2006          24,998,987
      40,000,000  FFCB+/-                                                      3.03          05/01/2006          39,994,119
     100,000,000  FFCB+/-                                                      3.07          05/04/2006          99,991,508
     150,000,000  FFCB+/-                                                      3.18          05/19/2006         149,986,648
      50,000,000  FFCB+/-                                                      3.04          06/02/2006          49,988,535
     100,000,000  FFCB+/-                                                      3.02          07/19/2006          99,989,562
      50,000,000  FFCB+/-                                                      3.01          08/09/2006          49,983,522
      25,000,000  FFCB+/-                                                      3.02          08/18/2006          24,994,395
     100,000,000  FFCB+/-                                                      3.27          08/28/2006         100,022,953
      61,250,000  FFCB+/-                                                      3.16          05/15/2007          61,273,986
     100,000,000  FFCB+/-                                                      3.07          06/01/2007          99,943,517
      50,000,000  FFCB+/-                                                      3.25          07/27/2007          50,026,680

                                                                                                              1,101,151,470
                                                                                                            ---------------

FEDERAL HOME LOAN BANK - 14.87%
      75,000,000  FHLB                                                         2.25          08/30/2005          74,977,124
     100,000,000  FHLB+/-                                                      3.25          09/08/2005          99,984,516
      50,000,000  FHLB+/-                                                      3.27          09/12/2005          49,994,989
     100,000,000  FHLB+/-                                                      3.14          09/16/2005          99,992,300
      75,000,000  FHLB                                                         2.13          09/20/2005          74,905,897
     100,000,000  FHLB+/-                                                      3.33          09/20/2005          99,990,826
      75,000,000  FHLB+/-                                                      3.00          10/05/2005          74,989,597
     111,860,000  FHLB                                                         2.38          11/01/2005         111,807,849
     150,000,000  FHLB+/-                                                      3.03          04/20/2006         149,939,865
      71,000,000  FHLB+/-                                                      3.15          05/16/2006          70,951,708
     100,000,000  FHLB+/-                                                      3.21          06/01/2006          99,934,324
     300,000,000  FHLB+/-                                                      3.27          06/13/2006         299,819,625
      85,000,000  FHLB+/-                                                      3.10          08/02/2006          84,957,029
     100,000,000  FHLB+/-                                                      3.16          08/21/2006          99,964,343

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                               INTEREST RATE  MATURITY DATE          VALUE
FEDERAL HOME LOAN BANK (continued)
$    150,000,000  FHLB+/-                                                         3.26%        12/13/2006     $    149,910,112

                                                                                                                 1,642,120,104
                                                                                                              ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.63%
      15,000,000  FHLMC                                                           7.00         07/15/2005           15,027,160
      35,000,000  FHLMC                                                           2.88         09/15/2005           34,970,591
      20,000,000  FHLMC+/-                                                        3.08         10/07/2005           20,000,000

                                                                                                                    69,997,751
                                                                                                              ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.59%
      25,000,000  FNMA                                                            1.50         07/08/2005           24,992,370
      60,000,000  FNMA                                                            7.00         07/15/2005           60,102,960
     210,000,000  FNMA+/-                                                         3.22         09/06/2005          209,974,418
      83,710,000  FNMA                                                            1.88         09/15/2005           83,484,627
      50,000,000  FNMA+/-                                                         2.99         10/03/2005           49,991,599
      28,000,000  FNMA                                                            6.00         12/15/2005           28,315,762
      50,000,000  FNMA                                                            3.15         02/08/2006           49,866,326

                                                                                                                   506,728,062
                                                                                                              ----------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,319,997,387)                                                      3,319,997,387
                                                                                                              ----------------

REPURCHASE AGREEMENTS - 45.43%
   2,000,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $2,000,191,667)                      3.45         07/01/2005        2,000,000,000
      54,573,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $54,577,169)              2.75         07/01/2005           54,573,000
      70,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $70,006,611)              3.40         07/01/2005           70,000,000
     750,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $750,431,250)          3.45         07/01/2005          750,000,000
     250,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $250,022,153)          3.19         07/06/2005          250,000,000
     318,071,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $318,101,393)             3.44         07/01/2005          318,071,000
   1,505,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,505,144,229)           3.45         07/01/2005        1,505,000,000
       3,000,000  LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $3,000,283)               3.40         07/01/2005            3,000,000
      70,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $70,006,611)              3.40         07/01/2005           70,000,000

TOTAL REPURCHASE AGREEMENTS (COST $5,020,644,000)                                                                5,020,644,000
                                                                                                              ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $11,183,199,449)*                                  101.23%                                              $ 11,183,199,449

OTHER ASSETS AND LIABILITIES, NET                         (1.23)                                                  (135,880,478)
                                                         ------                                               ----------------

TOTAL NET ASSETS                                         100.00%                                              $ 11,047,318,971
                                                         ------                                               ----------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY                      PORTFOLIO OF INVESTMENTS --
RESERVE MONEY MARKET FUND                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 1.53%
$     30,000,000  FHLB+/-                                                              3.00%      10/05/2005   $     29,995,947

TOTAL AGENCY NOTES - INTEREST BEARING (COST $29,995,947)                                                             29,995,947
                                                                                                               ----------------

ASSET-BACKED SECURITIES - 0.93%
      10,953,796  CAPITAL AUTO RECEIVABLES ASSET TRUST+/-++                            3.23       06/15/2006         10,953,796
       5,619,775  DAIMLERCHRYSLER AUTO TRUST++                                         2.63       01/08/2006          5,619,775
       1,778,578  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-A                    2.64       01/17/2006          1,778,578

TOTAL ASSET-BACKED SECURITIES (COST $18,352,149)                                                                     18,352,149
                                                                                                               ----------------

CERTIFICATES OF DEPOSIT - 15.52%
      43,000,000  ABBEY NATIONAL TREASURY SERVICE                                      3.22       07/08/2005         43,000,000
      25,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                             2.25       09/19/2005         24,998,914
      25,000,000  CDC IXIS                                                             2.45       10/06/2005         25,000,000
       7,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                  2.75       11/14/2005          7,000,000
      13,000,000  CREDIT SUISSE NEW YORK                                               3.19       07/07/2005         13,000,000
      52,000,000  DEUTSCHE BANK NEW YORK                                               3.25       07/11/2005         52,000,000
      49,000,000  DEXIA CREDIT LOCAL NEW YORK                                          3.19       07/06/2005         49,000,000
      45,000,000  FORTIS BANK NEW YORK                                                 3.23       07/08/2005         45,000,000
      25,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                                  3.17       07/05/2005         25,000,000
      21,000,000  SVENSKA HANDELSBANKEN NEW YORK                                       3.26       07/12/2005         21,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $304,998,914)                                                                   304,998,914
                                                                                                               ----------------

COMMERCIAL PAPER - 42.33%
      14,000,000  AMSTEL FUNDING CORPORATION^                                          3.40       11/23/2005         13,808,278
      10,000,000  AMSTERDAM FUNDING CORPORATION^                                       3.28       07/12/2005          9,989,978
      50,000,000  AMSTERDAM FUNDING CORPORATION^                                       3.14       07/27/2005         49,886,611
      25,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                3.00       08/22/2005         24,891,667
      30,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                2.85       12/15/2005         29,603,375
      50,000,000  ATLANTIS ONE FUNDING^                                                2.88       08/03/2005         49,868,000
      17,755,000  ATOMIUM FUNDING CORPORATION^                                         3.17       08/09/2005         17,694,026
      55,000,000  BARCLAYS US FUNDING LLC^                                             3.14       07/26/2005         54,880,260
      14,000,000  BEAR STEARNS COMPANY INCORPORATED^                                   3.46       07/01/2005         14,000,000
      20,000,000  CC USA INCORPORATED^                                                 3.15       08/10/2005         19,930,000
      13,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC^                                   3.18       08/11/2005         12,952,918
      15,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC^                                   3.34       09/12/2005         14,898,408
      30,000,000  CITIGROUP GLOBAL MARKETS^                                            3.14       07/27/2005         29,931,967
      19,910,000  CONCORD MINUTEMEN CAPITAL COMPANY^                                   2.92       07/06/2005         19,901,925
      30,000,000  CONCORD MINUTEMEN CAPITAL COMPANY^                                   3.17       08/09/2005         29,897,137
      22,000,000  CROWN POINT CAPITAL COMPANY^                                         3.17       08/08/2005         21,926,502
      11,000,000  FIVE FINANCE INCORPORATED^                                           3.19       08/17/2005         10,954,188
      14,000,000  FORTIS FUNDING LLC^                                                  3.48       02/27/2006         13,673,472
      25,000,000  GRAMPIAN FUNDING LLC^                                                3.28       07/13/2005         24,972,667
      14,000,000  HSBC BANK CANADA^                                                    3.50       02/17/2006         13,685,583
      25,000,000  K2 (USA) LLC^                                                        3.32       09/12/2005         24,831,694
      30,000,000  KFW INTERNATIONAL FINANCE^                                           2.81       07/21/2005         29,953,167
      14,000,000  LEGACY CAPITAL LLC^                                                  3.38       11/16/2005         13,818,607

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY                      PORTFOLIO OF INVESTMENTS --
RESERVE MONEY MARKET FUND                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$     15,000,000  LIQUID FUNDING LIMITED                                               3.26%      08/22/2005   $     15,000,000
      20,000,000  LIQUID FUNDING LIMITED+++/-                                          3.16       11/07/2005         20,000,000
      35,000,000  NATIONWIDE BUILDING SOCIETY^                                         3.19       09/19/2005         34,752,278
      35,000,000  SANTANDER CENTRAL HISPANO FINANCE^                                   3.00       08/22/2005         34,848,333
      53,500,000  SEDNA FINANCE INCORPORATED^                                          3.12       07/21/2005         53,407,267
      23,000,000  SOCIETE GENERALE NORTH AMERICA^                                      3.21       07/07/2005         22,987,695
      35,000,000  SOCIETE GENERALE NORTH AMERICA^                                      3.25       07/12/2005         34,965,243
      55,000,000  SPINTAB AB^                                                          2.90       08/08/2005         54,831,639
       9,000,000  STANDARD FEDERAL BANK                                                2.92       12/01/2005          8,999,257
       6,000,000  WINDMILL FUNDING CORPORATION^                                        3.28       07/12/2005          5,993,987

TOTAL COMMERCIAL PAPER (COST $831,736,129)                                                                          831,736,129
                                                                                                               ----------------

CORPORATE BONDS & NOTES - 0.61%
       7,000,000  MCDONALD'S CORPORATION+++/-                                          4.49       03/07/2006          7,044,639
       5,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+++/-                      3.13       01/10/2006          5,000,000

TOTAL CORPORATE BONDS & NOTES (COST $12,044,639)                                                                     12,044,639
                                                                                                               ----------------

EXTENDABLE BONDS - 3.47%
      10,000,000  3M COMPANY++                                                         5.67       12/12/2005         10,123,694
      20,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              3.28       07/07/2006         20,000,000
      10,000,000  MORGAN STANLEY+/-                                                    3.31       07/03/2006         10,000,000
      15,000,000  NORTHERN ROCK PLC+++/-                                               3.15       02/03/2006         15,000,000
      10,000,000  NORTHERN ROCK PLC+++/-                                               3.41       07/07/2006         10,000,000
       3,000,000  PREMIUM ASSET TRUST+++/-                                             3.23       06/15/2006          3,000,000

TOTAL EXTENDABLE BONDS (COST $68,123,694)                                                                            68,123,694
                                                                                                               ----------------

MEDIUM TERM NOTES - 15.09%
       5,000,000  AMERICAN GENERAL FINANCE+++/-                                        3.22       07/14/2006          5,000,000
      29,200,000  BANK OF AMERICA SECURITIES                                           3.52       09/09/2034         29,200,000
       8,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.22       09/07/2005          8,000,000
      10,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.59       09/09/2049         10,000,000
      27,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.59       09/09/2049         27,000,000
      43,000,000  BNP PARIBAS NEW YORK BRANCH+/-                                       3.18       06/19/2006         42,990,686
      40,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK+/-                               3.24       05/19/2006         40,000,000
      15,000,000  FIVE FINANCE INCORPORATED++                                          2.44       10/07/2005         14,999,299
      15,000,000  MARSHALL & ILSLEY BANK                                               5.21       12/15/2005         15,153,320
      25,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                               3.13       09/09/2005         24,998,311
      10,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                     3.16       07/07/2006         10,000,000
      30,000,000  NORTHERN ROCK PLC+++/-                                               3.28       01/13/2006         30,015,225
       8,000,000  PREMIUM ASSET TRUST SERIES 04-08+++/-                                3.23       10/14/2005          8,000,000
      11,000,000  USAA CAPITAL CORPORATION++                                           3.13       12/15/2005         11,014,257
      20,000,000  WHITE PINE FINANCE LLC+++/-                                          2.89       04/12/2006         19,998,191

TOTAL MEDIUM TERM NOTES (COST $296,369,289)                                                                         296,369,289
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY                      PORTFOLIO OF INVESTMENTS --
RESERVE MONEY MARKET FUND                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE

PROMISSORY NOTES - 2.14%
$     27,000,000  CITIGROUP GLOBAL                                                     3.51%      09/09/2049   $     27,000,000
      15,000,000  GOLDMAN SACHS GROUP INCORPORATED                                     3.22       04/26/2006         15,000,000

TOTAL PROMISSORY NOTES (COST $42,000,000)                                                                            42,000,000
                                                                                                               ----------------

REPURCHASE AGREEMENTS - 18.45%
     123,509,274  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $123,521,110)                             3.45       07/01/2005        123,509,274
      24,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $24,023,907)                   3.26       07/11/2005         24,000,000
      26,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $26,030,796)                   3.28       07/13/2005         26,000,000
      29,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $29,002,779)                3.45       07/01/2005         29,000,000
     117,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $117,011,213)                  3.45       07/01/2005        117,000,000
      43,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $43,004,133)                   3.46       07/01/2005         43,000,000

TOTAL REPURCHASE AGREEMENTS (COST $362,509,274)                                                                     362,509,274
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,966,130,035)*                                   100.07%                                               $  1,966,130,035

OTHER ASSETS AND LIABILITIES, NET                         (0.07)                                                     (1,366,787)
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $  1,964,763,248
                                                         ------                                                ----------------

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 96.04%

MINNESOTA - 96.04%
$        700,000  BROOKLYN CENTER MINNESOTA BROOKDALE CORPORATION II PROJECT
                  INDUSTRIAL REVENUE FIRSTAR BANK NA LOC (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-SS.                                         2.35%      12/01/2014      $      700,000
         305,000  BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED
                  BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                       2.30       07/15/2030             305,000
       2,200,000  BURNSVILLE MN MULTIFAMILY REVENUE (HOUSING REVENUE LOC)+/-SS.          2.30       01/01/2035           2,200,000
       2,000,000  COHASSET MN REVENUE (POWER REVENUE LOC)+/-SS.                          2.30       12/01/2007           2,000,000
       3,075,000  COHASSET MN REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT
                  SERIES A ABN AMRO BANK NV LOC (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-SS.                                                             2.30       06/01/2020           3,075,000
       2,500,000  COHASSET MN REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT
                  SERIES B (POWER REVENUE LOC)+/-SS.                                     2.30       06/01/2013           2,500,000
         700,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY
                  FHLB (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                          2.30       05/01/2027             700,000
       3,175,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT
                  484 COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-SS.                                                             2.32       12/01/2022           3,175,000
         100,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE
                  FACILITIES MILLER DWAN MEDICAL CENTER (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-SS.                                                     2.35       06/01/2019             100,000
       1,195,000  EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-SS.                                                             2.32       12/01/2029           1,195,000
       1,350,000  EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
                  (PROPERTY TAX REVENUE LOC)+/-SS.                                       2.32       10/01/2019           1,350,000
       1,105,000  EDINA MN MFHR EDINA PARK PLAZA COLLATERALIZED BY FHLMC
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                               2.30       12/01/2029           1,105,000
       3,205,000  FRIDLEY MN INDEPENDENT SCHOOL DISTRICT NUMBER 014 AID
                  ANTICIPATION CTFS SERIES B (GENERAL OBLIGATION - SCHOOL
                  DISTRICTS LOC)                                                         2.75       09/30/2005           3,213,294
       1,640,000  HENNEPIN COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR
                  STONE ARCH APARTMENTS PROJECT LASALLE BANK NA LOC
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                               2.35       04/15/2035           1,640,000
         765,000  MANKATO MN FAMILY YMCA PROJECT REVENUE (SPORTS FACILITIES
                  REVENUE LOC)+/-SS.                                                     2.45       05/01/2006             765,000
       2,835,000  MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC
                  REMARKETED 10/03/00 (STATE & LOCAL GOVERNMENTS LOC)+/-SS.              2.35       05/01/2027           2,835,000
       1,620,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                  LOC)SS.+/-                                                             2.30       03/01/2029           1,620,000
       3,125,000  MAPLEWOOD MN EDUCATIONAL FACILITIES REVENUE MOUNDS PARK
                  ACADEMY PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-             2.35       10/01/2031           3,125,000
       2,230,000  METROPOLITAN COUNCIL MN SERIES D (PROPERTY TAX REVENUE LOC)            3.50       02/01/2006           2,241,350
         350,000  MINNEAPOLIS & SAINT PAUL MN METAIRPORTS COMMUNITY AIRPORT
                  REVENUES (AIRPORT REVENUE LOC)+/-SS.                                   2.56       01/01/2023             350,000
       1,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  AIRPORT REVENUE (AIRPORT REVENUE LOC)+/-SS.                            2.36       01/01/2013           1,000,000
       4,035,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH
                  SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.            2.28       11/15/2026           4,035,000
       8,205,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH
                  SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.            2.30       11/15/2029           8,205,000
         735,000  MINNEAPOLIS MN REVENUE PEOPLE SERVING PEOPLE PROJECT A (OTHER
                  REVENUE LOC)+/-SS.                                                     2.35       10/01/2021             735,000
       1,000,000  MINNEAPOLIS MN SERIES A                                                5.00       12/01/2005           1,011,703
       3,340,000  MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT REVENUE
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                             2.40       05/01/2023           3,340,000
       4,490,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR MERLOTS
                  2003-B06 (POLLUTION CONTROL REVENUE LOC)+/-SS.                         2.32       03/01/2021           4,490,000
       4,750,000  MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING
                  PROGRAM CERTIFICATES SERIES A (OTHER REVENUE LOC)                      3.00       09/02/2005           4,757,906
       4,000,000  MINNESOTA STATE HFA (HOUSING REVENUE LOC)+/-SS.                        2.35       01/01/2032           4,000,000
       1,750,000  MINNESOTA STATE HFA (HOUSING REVENUE LOC)+/-SS.                        1.62       01/01/2038           1,750,000
         600,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING
                  REVENUE LOC)+/-SS.                                                     2.30       01/01/2035             600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MINNESOTA (continued)
$      2,000,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING
                  REVENUE LOC)                                                           2.95%      05/18/2006     $     2,000,000
       3,970,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                  (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)+/-SS.              2.30       12/01/2034           3,970,000
       7,400,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                  ST. THOMAS UNIVERSITY SERIES 5L (EDUCATIONAL FACILITIES
                  REVENUE LOC)+/-SS.                                                     2.33       04/01/2027           7,400,000
       2,475,000  MINNESOTA STATE SERIES 1043 (PROPERTY TAX REVENUE LOC)+/-SS.           2.30       08/01/2013           2,475,000
       3,120,000  NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                               2.35       07/15/2032           3,120,000
         900,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE SERIES 177
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                              2.31       11/15/2027             900,000
         650,000  ROSEVILLE MN HEALTH CARE FACILITIES REVENUE PRESBYTERIAN HOME
                  CARE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                 2.35       10/01/2029             650,000
       1,525,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-             2.35       11/01/2022           1,525,000
       3,905,000  SCA TAX EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE LOC)SS.+/-     2.32       01/01/2030           3,905,000
       1,630,000  SOUTHERN MN MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM
                  REVENUE SERIES A (POWER REVENUE LOC)                                   5.00       01/01/2006           1,653,029
       2,105,000  ST PAUL MN HOUSING RDA REVENUE MINNESOTA PUBLIC RADIO PROJECT
                  (HOUSING REVENUE LOC)SS.+/-                                            2.30       10/01/2025           2,105,000
       4,000,000  ST. LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS PROJECT
                  COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.        2.35       09/15/2031           4,000,000
       1,700,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE
                  MINNESOTA PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC
                  (HOUSING REVENUE LOC)+/-SS.                                            2.35       05/01/2022           1,700,000
       1,750,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES M
                  DEXIA BANK LOC (TRANSPORTATION REVENUE LOC)+/-SS.                      2.35       03/01/2021           1,750,000
         560,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                  LOC)SS.+/-                                                             2.35       03/01/2012             560,000
         900,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES Q
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                  LOC)SS.+/-                                                             2.30       03/01/2022             900,000
       3,695,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES R
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                  LOC)+/-SS.                                                             2.45       03/01/2022           3,695,000
       1,600,000  ST. PAUL MN PORT AUTHORITY MULTIFAMILY REVENUE (HOUSING
                  REVENUE LOC)SS.+/-                                                     2.30       02/01/2034           1,600,000
       2,550,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE WESTGATE
                  OFFICE & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC
                  (TRANSPORTATION REVENUE LOC)SS.+/-                                     2.35       02/01/2015           2,550,000
       4,465,000  UNIVERSITY OF MINNESOTA GO UNIVERSITY REVENUE (EDUCATIONAL
                  FACILITIES REVENUE LOC)SS.+/-                                          2.32       07/01/2021           4,465,000

                                                                                                                       119,042,282
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $119,042,282)                                                                      119,042,282
                                                                                                                   ---------------

COMMERCIAL PAPER - 3.63%
         500,000  ROCHESTER MN HEALTH CARE                                               2.44       08/10/2005             500,000
       4,000,000  ROCHESTER MN HEALTH CARE                                               2.50       08/31/2005           4,000,000

TOTAL COMMERCIAL PAPER (COST $4,500,000)                                                                                 4,500,000
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $123,542,282)*                                      99.67%                                                   $   123,542,282

OTHER ASSETS AND LIABILITIES, NET                          0.33                                                            412,344
                                                         ------                                                    ---------------

TOTAL NET ASSETS                                         100.00%                                                   $   123,954,626
                                                         ------                                                    ---------------

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE
ASSET-BACKED SECURITIES - 0.73%
$     21,064,992  CAPITAL AUTO RECEIVABLES ASSET TRUST+/-++                            3.23%        06/15/2006     $    21,064,992
      17,983,279  DAIMLERCHRYSLER AUTO TRUST++                                         2.63         01/08/2006          17,983,279
       7,607,650  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                     3.18         05/15/2006           7,607,650
       5,335,734  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-A                    2.64         01/17/2006           5,335,734

TOTAL ASSET-BACKED SECURITIES (COST $51,991,655)                                                                        51,991,655
                                                                                                                   ---------------

CERTIFICATES OF DEPOSIT - 19.54%
     157,000,000  ABBEY NATIONAL TREASURY SERVICE                                      3.22         07/08/2005         157,000,000
     110,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                             2.25         09/19/2005         109,995,222
      75,000,000  BARCLAYS BANK PLC NEW YORK                                           3.28         09/02/2005          75,000,000
      30,000,000  BNP PARIBAS NEW YORK                                                 3.31         09/26/2005          30,000,000
     100,000,000  CDC IXIS                                                             2.45         10/06/2005         100,000,000
      24,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                  2.75         11/14/2005          24,000,000
     196,000,000  CREDIT SUISSE NEW YORK                                               3.19         07/07/2005         196,000,000
     188,000,000  DEUTSCHE BANK NEW YORK                                               3.25         07/11/2005         188,000,000
     179,000,000  DEXIA CREDIT LOCAL NEW YORK                                          3.19         07/06/2005         179,000,000
     174,000,000  FORTIS BANK NEW YORK                                                 3.23         07/08/2005         174,000,000
      89,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                                  3.17         07/05/2005          89,000,000
      78,000,000  SVENSKA HANDELSBANKEN NEW YORK                                       3.26         07/12/2005          78,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $1,399,995,222)                                                                  1,399,995,222
                                                                                                                   ---------------

COMMERCIAL PAPER - 36.53%
      70,000,000  ALLIANCE & LEICESTER PLC^                                            3.18         08/15/2005          69,721,750
      47,000,000  AMSTEL FUNDING CORPORATION ^                                         3.40         11/23/2005          46,356,361
      92,000,000  AMSTERDAM FUNDING CORPORATION^                                       3.28         07/12/2005          91,907,795
     125,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                3.00         08/22/2005         124,458,333
      60,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                2.85         12/15/2005          59,206,750
      76,000,000  AQUINAS FUNDING LLC^                                                 2.78         07/07/2005          75,964,787
      30,000,000  AQUINAS FUNDING LLC^                                                 2.94         08/16/2005          29,887,300
      30,000,000  ATLANTIS ONE FUNDING^                                                2.94         08/17/2005          29,884,850
      60,000,000  ATLANTIS ONE FUNDING^                                                3.00         08/24/2005          59,730,000
      54,134,000  ATOMIUM FUNDING CORPORATION^                                         3.10         07/08/2005          54,101,369
      74,000,000  ATOMIUM FUNDING CORPORATION^                                         3.17         08/09/2005          73,745,872
     125,000,000  BARCLAYS US FUNDING LLC^                                             3.14         07/26/2005         124,727,864
      50,000,000  BEAR STEARNS COMPANY INCORPORATED^                                   3.46         07/01/2005          50,000,000
      28,000,000  CC USA INCORPORATED^                                                 3.15         08/10/2005          27,902,000
      47,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC^                                   3.18         08/11/2005          46,829,782
      40,000,000  CITIGROUP GLOBAL MARKETS^                                            3.14         07/27/2005          39,909,289
      30,000,000  CONCORD MINUTEMEN CAPITAL COMPANY^                                   2.92         07/06/2005          29,987,833
      50,000,000  CONCORD MINUTEMEN CAPITAL COMPANY^                                   2.95         07/06/2005          49,979,514
      70,000,000  CONCORD MINUTEMEN CAPITAL COMPANY^                                   3.17         08/09/2005          69,759,987
      74,852,000  CROWN POINT CAPITAL COMPANY^                                         3.17         08/08/2005          74,601,932
      40,000,000  CROWN POINT CAPITAL COMPANY^                                         3.33         09/12/2005          39,729,900
      50,000,000  FCAR OWNER TRUST I^                                                  3.33         09/16/2005          49,643,875
      35,000,000  FIVE FINANCE INCORPORATED^                                           3.19         08/17/2005          34,854,235
      46,000,000  FORTIS FUNDING LLC^                                                  3.48         02/27/2006          44,927,121
      40,000,000  GALAXY FUNDING INCORPORATED^                                         3.19         08/16/2005          39,836,956

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE
COMMERCIAL PAPER (continued)
$     89,000,000  GRAMPIAN FUNDING LLC^                                                3.28%        07/13/2005     $    88,902,693
      46,000,000  HSBC BANK CANADA^                                                    3.50         02/17/2006          44,966,917
      50,000,000  IXIS COMMERCIAL PAPER CREDIT^                                        3.23         08/18/2005          49,784,667
      32,000,000  K2 (USA) LLC^                                                        3.21         08/24/2005          31,845,920
      34,448,000  KFW INTERNATIONAL FINANCE^                                           2.81         07/21/2005          34,394,223
      50,000,000  LEGACY CAPITAL LLC^                                                  3.38         11/16/2005          49,352,167
      15,573,000  LEXINGTON PARKER CAPITAL^                                            3.40         10/06/2005          15,430,334
     109,500,000  LEXINGTON PARKER CAPITAL CORPORATION^                                3.16         08/09/2005         109,125,145
      60,000,000  LIQUID FUNDING LIMITED                                               3.26         08/22/2005          60,000,000
      55,000,000  LIQUID FUNDING LIMITED+++/-                                          3.16         11/07/2005          55,000,000
      75,000,000  PICAROS FUNDING LLC^                                                 2.85         07/26/2005          74,851,562
      25,000,000  PICAROS FUNDING LLC^                                                 3.20         11/22/2005          24,680,000
     145,000,000  SANTANDER CENTRAL HISPANO FINANCE^                                   3.00         08/22/2005         144,371,667
      84,000,000  SOCIETE GENERALE NORTH AMERICA^                                      3.21         07/07/2005          83,955,060
     130,000,000  SOCIETE GENERALE NORTH AMERICA^                                      3.21         07/12/2005         129,870,903
      45,000,000  SPINTAB AB^                                                          2.90         08/08/2005          44,862,250
      60,000,000  SPINTAB AB^                                                          2.90         08/09/2005          59,811,500
      33,000,000  STANDARD FEDERAL BANK                                                2.92         12/01/2005          32,997,276
      25,000,000  SWEDISH NATIONAL HOUSING FINANCE^                                    3.38         11/14/2005          24,680,778
      21,000,000  WINDMILL FUNDING CORPORATION^                                        3.28         07/12/2005          20,978,953

TOTAL COMMERCIAL PAPER (COST $2,617,517,470)                                                                         2,617,517,470
                                                                                                                   ---------------

CORPORATE BONDS & NOTES - 1.35%
       5,865,000  CEI CAPITAL LLCSS.+/-                                                3.34         03/01/2033           5,865,000
       2,905,000  CONVENIENCE HOLDING COMPANY LLC SERIES ASS.+/-                       3.39         09/01/2042           2,905,000
       5,400,000  ETC HOLDINGS LLC SERIES 2003SS.+/-                                   3.45         04/01/2028           5,400,000
      10,000,000  FLEETBOSTON FINANCIAL CORPORATION                                    7.25         09/15/2005          10,098,031
      10,000,000  LP PINEWOOD SPV LLCSS.+/-                                            3.34         02/01/2018          10,000,000
      29,000,000  MCDONALD'S CORPORATION+++/-                                          4.49         03/07/2006          29,184,933
      18,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+++/-                      3.13         01/10/2006          18,000,000
       9,500,000  TODD SHOPPING CENTER LLC SERIES 1999SS.+/-                           3.33         07/01/2019           9,500,000
       5,757,000  VIRGINIA HEALTH SERVICES INCORPORATEDSS.+/-                          3.33         01/01/2018           5,757,000

TOTAL CORPORATE BONDS & NOTES (COST $96,709,964)                                                                        96,709,964
                                                                                                                   ---------------

EXTENDABLE BONDS - 6.82%
      35,000,000  3M COMPANY++                                                         5.67         12/12/2005          35,432,929
     175,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              3.28         07/07/2006         175,000,000
     100,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                         3.26         07/07/2006         100,000,000
      33,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                              3.36         07/11/2006          33,007,917
      38,000,000  MORGAN STANLEY+/-                                                    3.31         07/03/2006          38,000,000
      50,000,000  NORTHERN ROCK PLC+++/-                                               3.15         02/03/2006          50,000,000
      45,000,000  NORTHERN ROCK PLC+++/-                                               3.41         07/07/2006          45,000,000
      12,000,000  PREMIUM ASSET TRUST+++/-                                             3.23         06/15/2006          12,000,000

TOTAL EXTENDABLE BONDS (COST $488,440,846)                                                                             488,440,846
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE
MEDIUM TERM NOTES - 13.19%
$     30,000,000  AMERICAN GENERAL FINANCE+/-++                                        3.22%        07/14/2006     $    30,000,000
      99,800,000  BANK OF AMERICA SECURITIES                                           3.52         09/09/2034          99,800,000
      30,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.22         09/07/2005          30,000,000
      40,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.59         09/09/2049          40,000,000
      44,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.59         09/09/2049          44,000,000
      51,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.59         09/09/2049          51,000,000
      50,000,000  BETA FINANCE INCORPORATED++                                          3.05         01/05/2006          49,957,428
      70,000,000  BMW US CAPITAL LLC+/-SS.                                             4.15         06/07/2006          70,216,416
     150,000,000  BNP PARIBAS NEW YORK BRANCH+/-                                       3.18         06/19/2006         149,967,509
      35,000,000  FIVE FINANCE INCORPORATED++                                          2.44         10/07/2005          34,998,365
      45,000,000  LIQUID FUNDING LIMITED+++/-                                          3.28         09/22/2005          45,000,000
      50,000,000  MARSHALL & ILSLEY BANK                                               5.21         12/15/2005          50,511,066
     100,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                               3.13         09/09/2005          99,993,245
      35,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                     3.16         07/07/2006          35,000,000
      23,000,000  NORTHERN ROCK PLC+++/-                                               3.28         01/13/2006          23,011,673
      24,000,000  PREMIUM ASSET TRUST SERIES 04-08+++/-                                3.23         10/14/2005          24,000,000
      37,750,000  USAA CAPITAL CORPORATION++                                           3.13         12/15/2005          37,798,926
      30,000,000  WHITE PINE FINANCE LLC+++/-                                          3.17         04/12/2006          29,997,287

TOTAL MEDIUM TERM NOTES (COST $945,251,915)                                                                            945,251,915
                                                                                                                   ---------------

MUNICIPAL BONDS & NOTES - 0.99%

VARIABLE RATE DEMAND NOTES
       3,660,000  AURORA KANE & DU PAGE COUNTIES IL INDUSTRIAL DEVELOPMENT
                  REVENUE  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                  3.39         09/01/2015           3,660,000
       2,595,000  COLORADO HOUSING & FINANCE AUTHORITY MFHR (HOUSING REVENUE
                  LOC)SS.+/-                                                           3.32         10/01/2032           2,595,000
      10,000,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                  SERIES B (HOUSING REVENUE LOC)SS.+/-                                 3.32         11/01/2033          10,000,000
      10,000,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                  SERIES C (HOUSING REVENUE LOC)SS.+/-                                 3.32         11/01/2036          10,000,000
       5,075,000  DELTA STUDENT HOUSING INCORPORATED UNIVERSITY OF ARKANSAS
                  PROJECT (OTHER REVENUE LOC)SS.+/-                                    3.39         04/01/2034           5,075,000
         900,000  DENVER CITY & COUNTY AIRPORT REVENUE SERIES D (AIRPORT
                  REVENUE LOC)SS.+/-                                                   3.33         11/15/2005             900,000
         140,000  KALAMAZOO FUNDING COMPANY LLCSS.+/-                                  3.34         12/15/2026             140,000
         155,000  KALAMAZOO FUNDING COMPANY LLCSS.+/-                                  3.34         12/15/2026             155,000
         170,000  KALAMAZOO FUNDING COMPANY LLCSS.+/-                                  3.34         12/15/2026             170,000
         255,000  KALAMAZOO FUNDING COMPANY LLCSS.+/-                                  3.34         12/15/2026             255,000
          75,000  KALAMAZOO FUNDING COMPANY LLCSS.+/-                                  3.49         12/15/2026              75,000
       5,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION MS INDUSTRIAL
                  DEVELOPMENT REVENUE (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-       3.11         02/01/2023           5,000,000
      11,000,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL
                  OBLIGATION - STATES, TERRITORIES LOC)SS.+/-                          3.32         11/01/2028          11,000,000
       3,600,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES
                  A (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                         3.11         10/01/2021           3,600,000
       8,000,000  NEW YORK NY SUBSERIES A9 (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)SS.+/-                                               3.32         11/01/2023           8,000,000
       9,250,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                  MULTIFAMILY REVENUE (OTHER REVENUE LOC)SS.+/-                        3.32         06/15/2034           9,250,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE
VARIABLE RATE DEMAND NOTES (continued)
$      1,180,000  SUSSEX WI INDUSTRIAL DEVELOPMENT REVENUE ROTATING EQUIPMENT
                  PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-          3.42%        11/01/2020     $     1,180,000

Total Variable Rate Demand Notes (Cost $71,055,000)                                                                     71,055,000

TOTAL MUNICIPAL BONDS & NOTES (COST $71,055,000)                                                                        71,055,000
                                                                                                                   ---------------

PROMISSORY NOTES - 2.52%
      95,000,000  CITIGROUP GLOBAL                                                     3.51         09/09/2049          95,000,000
      85,000,000  GOLDMAN SACHS GROUP INCORPORATED                                     3.22         04/26/2006          85,000,000

TOTAL PROMISSORY NOTES (COST $180,000,000)                                                                             180,000,000
                                                                                                                   ---------------

REPURCHASE AGREEMENTS - 18.39%
     309,036,461  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $309,066,077)                             3.45         07/01/2005         309,036,461
      89,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $89,088,654)                   3.26         07/11/2005          89,000,000
      94,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $94,111,338)                   3.28         07/13/2005          94,000,000
     104,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $104,009,967)               3.45         07/01/2005         104,000,000
     426,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $426,040,825)                  3.45         07/01/2005         426,000,000
     129,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $129,012,398)                  3.46         07/01/2005         129,000,000
     168,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $168,016,333)                  3.50         07/01/2005         168,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,319,036,461)                                                                    1,319,036,461
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $7,169,998,533)*                                   100.06%                                                   $ 7,169,998,533

OTHER ASSETS AND LIABILITIES, NET                         (0.06)                                                        (4,149,469)
                                                        -------                                                    ---------------

TOTAL NET ASSETS                                         100.00%                                                   $ 7,165,849,064
                                                        -------                                                    ---------------

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
ASSET-BACKED SECURITIES - 0.71%
$     10,953,796  CAPITAL AUTO RECEIVABLES ASSET TRUST+/-++                            3.23%      06/15/2006    $    10,953,796
       3,371,865  DAIMLERCHRYSLER AUTO TRUST++                                         2.63       01/08/2006          3,371,865
       1,778,578  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-A                    2.64       01/17/2006          1,778,578

TOTAL ASSET-BACKED SECURITIES (COST $16,104,239)                                                                     16,104,239
                                                                                                                ---------------

CERTIFICATES OF DEPOSIT - 20.57%
      50,000,000  ABBEY NATIONAL TREASURY SERVICE                                      3.22       07/08/2005         50,000,000
      15,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                             2.25       09/19/2005         14,999,348
      60,000,000  BARCLAYS BANK PLC NEW YORK                                           3.28       09/02/2005         60,000,000
      60,000,000  BNP PARIBAS NEW YORK                                                 3.31       09/26/2005         60,000,000
      24,000,000  CDC IXIS                                                             2.45       10/06/2005         24,000,000
       5,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                  2.75       11/14/2005          5,000,000
      25,000,000  CREDIT SUISSE NEW YORK                                               3.19       07/07/2005         25,000,000
      64,000,000  DEUTSCHE BANK NEW YORK                                               3.25       07/11/2005         64,000,000
      58,000,000  DEXIA CREDIT LOCAL NEW YORK                                          3.19       07/06/2005         58,000,000
      55,000,000  FORTIS BANK NEW YORK                                                 3.23       07/08/2005         55,000,000
      29,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                                  3.17       07/05/2005         29,000,000
      26,000,000  SVENSKA HANDELSBANKEN NEW YORK                                       3.26       07/12/2005         26,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $470,999,348)                                                                   470,999,348
                                                                                                                ---------------

COMMERCIAL PAPER - 34.62%
      28,500,000  ALLIANCE & LEICESTER PLC^                                            3.18       08/15/2005         28,386,712
      31,000,000  AMSTERDAM FUNDING CORPORATION^                                       3.28       07/12/2005         30,968,931
      14,500,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                3.00       08/22/2005         14,437,167
       5,764,000  AQUINAS FUNDING LLC^                                                 2.94       08/16/2005          5,742,347
      20,000,000  ATLANTIS ONE FUNDING^                                                2.94       08/17/2005         19,923,233
      30,000,000  ATOMIUM FUNDING CORPORATION^                                         3.10       07/08/2005         29,981,917
      18,000,000  BEAR STEARNS COMPANY INCORPORATED^                                   3.46       07/01/2005         18,000,000
      13,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC^                                   3.18       08/11/2005         12,952,918
      15,859,000  CEDAR SPRINGS CAPITAL COMPANY LLC^                                   3.34       09/12/2005         15,751,591
      21,000,000  CROWN POINT CAPITAL COMPANY^                                         3.17       08/08/2005         20,929,843
      38,635,000  FCAR OWNER TRUST I^                                                  3.33       09/16/2005         38,359,822
      10,000,000  FIVE FINANCE INCORPORATED^                                           3.19       08/17/2005          9,958,353
      14,000,000  FORTIS FUNDING LLC^                                                  3.48       02/27/2006         13,673,472
      15,000,000  GRAMPIAN FUNDING LLC^                                                3.28       07/13/2005         14,983,600
      56,000,000  GRAMPIAN FUNDING LLC^                                                3.17       09/13/2005         55,635,098
      14,000,000  HSBC BANK CANADA^                                                    3.50       02/17/2006         13,685,583
      25,000,000  IRISH LIFE & PERMANENT^                                              3.25       09/06/2005         24,848,785
      25,000,000  IXIS COMMERCIAL PAPER CREDIT^                                        3.23       08/18/2005         24,892,333
      25,000,000  K2 (USA) LLC^                                                        3.21       08/24/2005         24,879,625
      25,000,000  K2 (USA) LLC^                                                        3.32       09/12/2005         24,831,694
      19,375,000  KFW INTERNATIONAL FINANCE^                                           2.67       07/15/2005         19,354,882
       9,000,000  KFW INTERNATIONAL FINANCE^                                           2.68       07/21/2005          8,986,600
      43,611,000  KLIO II FUNDING CORPORATION^                                         3.28       09/02/2005         43,360,673
      13,000,000  LEGACY CAPITAL LLC^                                                  3.38       11/16/2005         12,831,563
      10,000,000  LEXINGTON PARKER CAPITAL^                                            3.28       09/07/2005          9,938,139
      35,000,000  LEXINGTON PARKER CAPITAL^                                            3.40       10/06/2005         34,679,361

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$     45,000,000  NATIONWIDE BUILDING SOCIETY^                                         3.19%      09/19/2005   $     44,681,500
      30,000,000  PICAROS FUNDING LLC^                                                 3.20       11/22/2005         29,616,000
      50,000,000  SANTANDER CENTRAL HISPANO FINANCE^                                   3.27       09/07/2005         49,691,167
      28,000,000  SOCIETE GENERALE NORTH AMERICA^                                      3.21       07/07/2005         27,985,020
      40,000,000  SOCIETE GENERALE NORTH AMERICA^                                      3.25       07/12/2005         39,960,278
      15,000,000  SPINTAB AB^                                                          2.90       08/08/2005         14,954,083
       7,000,000  STANDARD FEDERAL BANK                                                2.92       12/01/2005          6,999,422
       7,000,000  WINDMILL FUNDING CORPORATION^                                        3.28       07/12/2005          6,992,984

TOTAL COMMERCIAL PAPER (COST $792,854,696)                                                                          792,854,696
                                                                                                                ---------------

CORPORATE BONDS & NOTES - 2.45%
      45,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 3.18       06/02/2006         45,039,139
       6,000,000  MCDONALD'S CORPORATION+/-++                                          4.49       03/07/2006          6,038,262
       5,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                      3.13       01/10/2006          5,000,000

TOTAL CORPORATE BONDS & NOTES (COST $56,077,401)                                                                     56,077,401
                                                                                                                ---------------

EXTENDABLE BONDS - 4.59%
      10,000,000  3M COMPANY++                                                         5.67       12/12/2005         10,123,694
      25,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              3.28       07/07/2006         25,000,000
      30,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                         3.26       07/07/2006         30,000,000
      10,000,000  MORGAN STANLEY+/-                                                    3.31       07/03/2006         10,000,000
      10,000,000  NORTHERN ROCK PLC+/-++                                               3.15       02/03/2006         10,000,000
      20,000,000  NORTHERN ROCK PLC+/-++                                               3.41       07/07/2006         20,000,000

TOTAL EXTENDABLE BONDS (COST $105,123,694)                                                                          105,123,694
                                                                                                                ---------------

MEDIUM TERM NOTES - 10.92%
       5,000,000  AMERICAN GENERAL FINANCE+/-++                                        3.22       07/14/2006          5,000,000
      19,300,000  BANK OF AMERICA SECURITIES                                           3.52       09/09/2034         19,300,000
       9,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.22       09/07/2005          9,000,000
      16,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.59       09/09/2049         16,000,000
      11,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.59       09/09/2049         11,000,000
      16,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.59       09/09/2049         16,000,000
      30,000,000  BETA FINANCE INCORPORATED++                                          3.05       01/05/2006         29,974,457
      40,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK+/-                               3.24       05/19/2006         40,000,000
      10,000,000  FIVE FINANCE INCORPORATED++                                          2.44       10/07/2005          9,999,533
      20,000,000  LIQUID FUNDING LIMITED+/-++                                          3.28       09/22/2005         20,000,000
      10,000,000  MARSHALL & ILSLEY BANK                                               5.21       12/15/2005         10,102,213
      24,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                               3.13       09/09/2005         23,998,379
      10,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                     3.16       07/07/2006         10,000,000
      13,750,000  NORTHERN ROCK PLC+/-++                                               3.17       07/13/2005         13,749,930
       8,000,000  PREMIUM ASSET TRUST SERIES 04-08+/-++                                3.23       10/14/2005          8,000,000
       8,000,000  USAA CAPITAL CORPORATION++                                           3.13       12/15/2005          8,010,369

TOTAL MEDIUM TERM NOTES (COST $250,134,881)                                                                         250,134,881
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE


PROMISSORY NOTES - 2.27%
$     32,000,000  CITIGROUP GLOBAL                                                     3.51%      09/09/2049   $     32,000,000
      20,000,000  GOLDMAN SACHS GROUP INCORPORATED                                     3.22       04/26/2006         20,000,000

TOTAL PROMISSORY NOTES (COST $52,000,000)                                                                            52,000,000
                                                                                                              -----------------

REPURCHASE AGREEMENTS - 23.96%
     167,927,377  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $167,943,470)                             3.45       07/01/2005        167,927,377
      30,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $30,029,883)                   3.26       07/11/2005         30,000,000
      31,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $31,036,718)                   3.28       07/13/2005         31,000,000
      33,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $33,003,163)                3.45       07/01/2005         33,000,000
     238,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $238,022,808)                  3.45       07/01/2005        238,000,000
      49,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $49,004,709)                   3.46       07/01/2005         49,000,000

TOTAL REPURCHASE AGREEMENTS (COST $548,927,377)                                                                     548,927,377
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,292,221,636)*                                   100.09%                                               $  2,292,221,636

OTHER ASSETS AND LIABILITIES, NET                         (0.09)                                                     (2,110,234)
                                                       -------                                                -----------------

TOTAL NET ASSETS                                         100.00%                                               $  2,290,111,402
                                                       -------                                                -----------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 91.58%

ALABAMA - 0.84%
$      4,895,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY REVENUE
                  SERIES 435 (BUSINESS IMPROVEMENT REVENUE LOC)SS.+/-                      2.31%        11/15/2029   $   4,895,000
       5,800,000  PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUIDLING AUTHORITY
                  REVENUE UNIVERSITY MOBILE PROJECT (COLLEGE AND UNIVERSITY
                  REVENUE LOC)+/-SS.                                                       2.31         03/01/2025       5,800,000
      23,550,000  VALDEZ AK MARINE TERMINAL REVENUE EXXON PIPELINE COMPANY
                  POJECT A (AIRPORT REVENUE LOC)SS.+/-                                     2.27         12/01/2033      23,550,000

                                                                                                                        34,245,000
                                                                                                                     -------------

ALASKA - 1.70%
       1,170,000  ALASKA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE PROVIDENCE
                  MEDICAL OFFICE BUILDING ASSOCIATES PROJECT KBC BANK NV LOC
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                2.60         06/01/2010       1,170,000
       7,495,000  ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
                  HOUSING REVENUE MBIA INSURED (HOUSING REVENUE LOC)+/-SS.                 2.31         06/01/2026       7,495,000
       4,800,000  VALDEZ AK MARINE TERMINAL REVENUE BONDS EXXON PIPELINE
                  PROJECT SERIES 1985 (AAA P-1, AAA A-1+) (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-SS.                                           2.30         07/01/2037       4,800,000
      35,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-              2.30         07/01/2037      35,000,000
      21,125,000  VALDEZ AK MARINE TERMINAL REVENUE EXXON PIPELINE CORPORATION
                  PROJECT SERIES C+/-SS.                                                   2.27         12/01/2033      21,125,000

                                                                                                                        69,590,000
                                                                                                                     -------------

ARIZONA - 3.44%
      74,235,000  ARIZONA HEALTH FACILITIES AUTHORITY REVENUE BANNER HEALTH
                  SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                       2.28         01/01/2035      74,235,000
       3,545,000  PHOENIX AZ IDA TRUST SERIES C11 (HOUSING REVENUE LOC)+/-SS.              2.38         12/01/2027       3,545,000
       5,615,000  PIMA COUNTY AZ IDA REVENUE LEASE PURCHASE (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-SS.                                           2.42         06/01/2007       5,615,000
      39,860,000  SALT RIVER PIMA MARICOPA INDIAN COMMUNITY AZ (OTHER REVENUE
                  LOC)+/-SS.                                                               2.30         10/01/2025      39,860,000
      17,475,000  SCOTTSDALE AZ IDA REVENUE (EDUCATIONAL FACILITIES REVENUE
                  LOC)+/-SS.                                                               2.32         05/01/2021      17,475,000

                                                                                                                       140,730,000
                                                                                                                     -------------

CALIFORNIA - 1.69%
         500,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A JP
                  MORGAN CHASE BANK LOC (HEALTH FACILITIES FINANCING AUTHORITY
                  REVENUE LOC)+/-SS.                                                       2.27         09/01/2025         500,000
         600,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-3 (PROPERTY
                  TAX REVENUE LOC)+/-SS.                                                   2.48         05/01/2034         600,000
         575,000  CALIFORNIA STATE DEPARTMENT VETERANS AFFAIRS HOME PURCHASE
                  REVENUE SERIES A SUBSERIES A-1 (OTHER REVENUE LOC)+/-SS.                 2.49         12/01/2028         575,000
       6,600,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-5
                  (ELECTRIC REVENUE LOC)+/-SS.                                             2.35         05/01/2022       6,600,000
      12,850,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C (SALES TAX
                  REVENUE LOC)+/-SS.                                                       2.35         07/01/2023      12,850,000
       1,770,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SGA 135
                  (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                     2.26         12/01/2030       1,770,000
       3,250,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA
                  INSURED (WATER REVENUE LOC)+/-SS.                                        2.25         07/01/2035       3,250,000
      17,300,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C
                  (WATER REVENUE LOC)+/-SS.                                                2.05         07/01/2027      17,300,000
          45,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C1 DEXIA LOC (WATER REVENUE LOC)+/-SS.                    2.17         07/01/2030          45,000
       5,200,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                  SERIES C-1 (LEASE REVENUE LOC)+/-SS.                                     2.35         02/01/2025       5,200,000
       1,350,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A DEXIA PUBLIC
                  FINANCE INSURED (SEWER REVENUE LOC)+/-SS.                                2.20         08/01/2029       1,350,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (continued)
$      6,095,000  SIMI VALLEY CA MFHR 500 DANKSE BANK INSURED (HOUSING REVENUE
                  LOC)+/-SS.                                                               2.36%        03/01/2021   $   6,095,000
      10,320,000  STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS
                  SERIES JPMC3 (OTHER REVENUE LOC)+/-SS.                                   2.32         06/01/2013      10,320,000
       2,732,500  US BANCORP PROJECT FUNDING TRUST SERIES A (MUNICIPAL LOC)+/-SS.++        2.34         01/01/2010       2,732,500

                                                                                                                        69,187,500
                                                                                                                     -------------

COLORADO - 1.94%
       1,800,000  ARVADA COUNTY CO WATER ENTERPRISES REVENUE FSA INSURED (WATER
                  REVENUE LOC)+/-SS.                                                       2.90         11/01/2020       1,800,000
       2,015,000  COLORADO DEPARTMENT OF TRANSPORTATION REVENUE PUTTERS SERIES
                  249Z AMBAC INSURED (TRANSPORTATION REVENUE LOC)+/-SS.                    2.32         06/15/2014       2,015,000
       8,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
                  (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                               2.30         02/01/2035       8,000,000
       8,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
                  NATIONAL JEWISH FEDERAL BUILDING SERIES A-7 (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-SS.                                            2.30         07/01/2029       8,000,000
       2,600,000  DENVER CO CITY AND COUNTY EXCISE TAX REVENUE CONVENTION
                  CENTER PROJECT (TAX REVENUE LOC)+/-SS.                                   2.30         09/01/2025       2,600,000
      15,405,000  FITZSIMONS REDEVELOPMENT AUTHORITY COLORADO REVENUE
                  UNIVERSITY PHYSICIANS INCORPORATED ALLIED IRISH BANK PLC LOC
                  (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                               2.35         01/01/2025      15,405,000
       5,295,000  JEFFERSON COUNTY CO SCHOOL DISTRICT NO R-001 SERIES 665
                  (PROPERTY TAX REVENUE LOC)+/-SS.                                         2.32         12/15/2012       5,295,000
       3,255,000  MESA COUNTY CO VY SCHOOL DISTRICT NUMBER 051 GRAND JUNCTION
                  SERIES 684 (PROPERTY TAX REVENUE LOC)+/-SS.                              2.32         12/01/2012       3,255,000
       3,600,000  SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
                  (PROPERTY TAX REVENUE LOC)+/-SS.                                         2.33         11/15/2034       3,600,000
      22,900,000  UNIVERSITY OF COLORADO HOSPITAL AUTHORITY REVENUE (COLLEGE
                  AND UNIVERSITY REVENUE LOC)+/-SS.                                        2.28         11/15/2035      22,900,000
       6,806,000  US BANCORP PROJECT FUNDING TRUST SERIES A (DEPOSITORY
                  INSTITUTIONS LOC)+/-SS.++                                                2.34         03/01/2010       6,806,000

                                                                                                                        79,676,000
                                                                                                                     -------------

CONNECTICUT - 3.13%
       1,985,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-SS.        2.26         07/01/2029       1,985,000
       2,000,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE SERIES C (PRIVATE SCHOOL REVENUE LOC)+/-SS.                      2.26         03/01/2037       2,000,000
      18,850,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE SERIES T-2 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.            2.15         07/01/2029      18,850,000
      24,200,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE YALE UNIVERSITY SERIES X-3 (EDUCATIONAL FACILITIES
                  REVENUE LOC)+/-SS.                                                       2.22         07/01/2037      24,200,000
      81,350,000  CONNECTICUT STATE HEALTH AND EDUCATIONAL FACILITY AUTHORIZED
                  REVENUE YALE UNIVERSITY SERIES X-2 (COLLEGE AND UNIVERSITY
                  REVENUE LOC)+/-SS.                                                       2.15         07/01/2037      81,350,000

                                                                                                                       128,385,000
                                                                                                                     -------------

DELAWARE - 2.53%
      50,500,000  DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY HOSPITAL
                  BILLING SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.                2.21         12/01/2015      50,500,000
      37,475,000  DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY REVENUE
                  HOSPITAL BILLING SERIES A (MUNICIPAL BOND INSURANCE
                  ASSOCIATION INSURED LOC)+/-SS.                                           2.32         12/01/2015      37,475,000
      15,600,000  KENT COUNTY STUDENT HOUSING REVENUE+/-SS.                                2.29         07/01/2036      15,600,000

                                                                                                                       103,575,000
                                                                                                                     -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
DISTRICT OF COLUMBIA - 0.13%
$      5,235,000  DISTRICT OF COLUMBIA ROCS RR II (PROPERTY TAX REVENUE LOC)+/-SS          2.32%        06/01/2022   $    5,235,000
                                                                                                                     --------------

FLORIDA - 2.50%
       1,780,000  ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY OAK HAMMOCK
                  UNIVERSITY OF FLORIDA PROJECT SERIES A BNP PARIBAS LOC
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS                                 2.30         10/01/2032        1,780,000
       3,160,000  BOYNTON BEACH COMMUNITY REDEVELOPMENT AGENCY FLORIDA TAX
                  INCREMENT REVENUE SERIES 657 (TAX REVENUE LOC)+/-SS                      2.32         10/01/2012        3,160,000
       1,425,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY REVENUE
                  WUESTHOFF MEMORIAL HOSPITAL PROJECT (HEALTH FACILITIES
                  FINANCING AUTHORITY REVENUE LOC)+/-SS                                    2.29         08/01/2031        1,425,000
       2,655,000  BREVARD COUNTY FL SCHOOL BOARD CERTIFICATES PARTNER SERIES
                  638 (LEASE REVENUE LOC)+/-SS                                             2.32         07/01/2012        2,655,000
          30,000  BROWARD COUNTY FL HFA MFHR PROJECT 703 (HOUSING REVENUE LOC)+/-SS        2.30         09/01/2026           30,000
       2,935,000  CAPITAL PROJECTS FINANCE AUTHORITY FL GLENRIDGE ON PALMER
                  RANCH SERIES C BANK OF SCOTLAND LOC (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-SS                                                        2.30         06/01/2012        2,935,000
       3,750,000  COLLIER COUNTY FL IDA EDUCATIONAL FACILTIES REVENUE COMMUNITY
                  SCHOOL NAPLESINCORPORATED PROJECT (PRIVATE SCHOOL REVENUE
                  LOC)+/-SS                                                                2.30         10/01/2022        3,750,000
       9,000,000  EAGLE TAX-EXEMPT TRUST CTF 20010906 CLASS A (FLORIDA STATE
                  BOARD OF EDUCATION LOTTERY REVENUE SERIES B) FGIC INSURED
                  (OTHER REVENUE LOC)+/-SS                                                 2.32         07/01/2019        9,000,000
       9,455,000  FLORIDA STATE BOARD OF EDUCATION SERIES SGA 139 (TAX REVENUE
                  LOC)+/-SS                                                                2.30         06/01/2032        9,455,000
         600,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS                                 2.44         12/01/2014          600,000
       3,730,000  FORT LAUDERDALE FL PINE CREST PREP SCHOOL PROJECT (PRIVATE
                  SCHOOL REVENUE LOC)+/-SS                                                 2.30         06/01/2032        3,730,000
       4,350,000  HILLSBOROUGH COUNTY FL AVIATION AUTHORITY REVENUE DELTA AIR
                  LINES (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS                          2.30         12/01/2030        4,350,000
         150,000  JACKSONVILLE FL HEALTH FACILITIES AUTHORITY SAMUEL C TAYLOR
                  FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)+/-SS              2.35         12/01/2023          150,000
       1,520,000  ORANGE COUNTY FL IDA INDUSTRIAL DEVELOPMENT REVENUE CENTRAL
                  FLORIDA YMCA PROJECT SERIES A BANK OF AMERICA NA LOC
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS                                2.35         05/01/2027        1,520,000
       1,200,000  ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO
                  PROJECT (PRIVATE SCHOOL REVENUE LOC)+/-SS                                2.30         01/01/2028        1,200,000
       1,880,000  ORANGE COUNTY FL SCHOOL BOARD CTFS PARTNER (OTHER REVENUE
                  LOC)+/-SS                                                                2.32         08/01/2012        1,880,000
       2,935,000  ORLANDO & ORANGE COUNTY EXPRESSWAY AUTHORITY FL EXPRESSWAY
                  REVENUE (TRANSPORTATION REVENUE LOC)+/-SS                                2.23         07/01/2025        2,935,000
       7,100,000  ORLANDO & ORANGE COUNTY FL EXPRESSWAY AUTHORITY FLORIDA
                  EXPRESSWAY REVENUE SERIES C3 (TOLL ROAD REVENUE LOC)+/-SS                2.23         07/01/2025        7,100,000
      24,870,000  ORLANDO & ORANGE COUNTY FL EXPRESSWAY AUTHORITY FLORIDA
                  EXPRESSWAY REVENUE SUBSERIES C (TOLL ROAD REVENUE LOC)+/-SS              2.22         07/01/2040       24,870,000
       1,000,000  PALM BEACH COUNTY FL HFA HOUSING REVENUE SERIES C (HOUSING
                  REVENUE LOC)+/-SS                                                        2.28         11/01/2007        1,000,000
       5,500,000  PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                  NORTHERN TRUST COMPANY LOC (RECREATIONAL FACILITIES REVENUE
                  LOC)+/-SS                                                                2.35         05/01/2031        5,500,000
      10,000,000  PINELLAS COUNTY FL HEALTH FACILITY AUTHORITY SUNCOAST HOSPICE
                  PROJECT (HEALTHCARE FACILITIES REVENUE LOC)+/-SS                         2.29         12/01/2024       10,000,000
       2,200,000  SARASOTA COUNTY FL UTILITY SYSTEM REVENUE (WATER REVENUE
                  LOC)+/-SS                                                                2.31         10/01/2010        2,200,000
         175,000  SUNSHINE STATE FL GOVERNMENTAL FINANCING COMMISSION FLORIDA
                  (OTHER REVENUE LOC)+/-SS                                                 2.40         07/01/2016          175,000
       1,050,000  TAMPA FL TAMPA PREP SCHOOL PROJECT (PRIVATE SCHOOL REVENUE
                  LOC)+/-SS                                                                2.28         11/01/2025        1,050,000

                                                                                                                        102,450,000
                                                                                                                     --------------

GEORGIA - 3.79%
      11,000,000  ATLANTA GA WATER & WASTEWATER REVENUE SERIES B (WATER REVENUE
                  LOC)+/-SS                                                                2.25         11/01/2038       11,000,000
       5,300,000  CLAYTON COUNTY GA DEVELOPMENT AUTHORITY INDUSTRIAL
                  DEVELOPMENT REVENUE BLUE CIRCLE AGGREGATES INCORPORATED
                  DANSKE BANK LOC (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS                2.35         09/01/2009        5,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
GEORGIA (continued)
$      1,195,000  COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES
                  REVENUE SERIES 580 (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.            2.32%        07/15/2012   $    1,195,000
       4,270,000  EAGLE TAX-EXEMPT TRUST CTF 20001003 CLASS A (ATLANTA GA
                  AIRPORT REVENUE SERIES A) FGIC INSURED (AIRPORT REVENUE LOC)+/-SS.       2.32         01/01/2030        4,270,000
       8,110,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY REVENUE SERIES 960
                  (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.                               2.31         05/01/2036        8,110,000
      20,000,000  FULTON COUNTY GA HOSPITAL AUTHORITY REVENUE NORTHSIDE SERIES
                  A (HOSPITAL REVENUE LOC)+/-SS.                                           2.29         10/01/2018       20,000,000
       7,590,000  FULTON COUNTY GA MFHR SPRING CREEK CROSSING (HOUSING REVENUE
                  LOC)+/-SS.                                                               2.29         10/01/2024        7,590,000
       5,275,000  FULTON DE KALB GA HOSPITAL AUTHORITY REVENUE ROCS RR II R
                  2074 (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                           2.32         01/01/2020        5,275,000
       4,000,000  GAINESVILLE & HALL COUNTY GA DEVELOPMENT AUTHORITY SENIOR
                  LIVING FACILITIES LANIER VILLAGE SERIES A (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-SS.                                            2.33         11/15/2010        4,000,000
      13,440,000  GEORGIA LOCAL GOVERNMENT CTFS PARTICIPATION SERIES K (GENERAL
                  OBLIGATION - POLITICAL SUBDIVISION LOC)+/-SS.                            2.38         12/01/2022       13,440,000
       2,800,000  GEORGIA STATE SERIES 1034 (OTHER REVENUE LOC)+/-SS.                      2.31         05/01/2020        2,800,000
      23,000,000  GWINNETT COUNTY GA SCHOOL DISTRICT                                       3.25         12/30/2005       23,123,234
          45,000  MONROE COUNTY GA IDA ELECTRICAL NAVIGATION INDUSTRY (ELECTRIC
                  REVENUE LOC)SS.+/-                                                       1.80         07/01/2014           45,000
      40,000,000  RICHMOND COUNTY GA DEVELOPMENT AUTHORITY REVENUE (HOUSING
                  REVENUE LOC)+/-SS.                                                       2.25         08/01/2010       40,000,000
       9,285,000  ROSELL GA HOUSING AUTHORITY MFHR REVENUE (HOUSING REVENUE
                  LOC)+/-SS.                                                               2.30         01/01/2034        9,285,000

                                                                                                                        155,433,234
                                                                                                                     --------------

HAWAII - 1.07%
       8,000,000  EAGLE TAX-EXEMPT TRUST CTF 20011101 CLASS A (HAWAII STATE
                  HIGHWAY REVENUE) FSA INSURED (TOLL ROAD REVENUE LOC)+/-SS.               2.32         07/01/2016        8,000,000
      15,000,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                  LOC)+/-SS.                                                               2.28         12/01/2006       15,000,000
       6,000,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                  LOC)+/-SS.                                                               2.28         12/01/2018        6,000,000
      15,000,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                  LOC)+/-SS.                                                               2.28         12/01/2019       15,000,000

                                                                                                                         44,000,000
                                                                                                                     --------------

ILLINOIS - 4.90%
       5,000,000  CHICAGO IL BOARD OF EDUCATION CTFS SERIES A (PROPERTY TAX
                  REVENUE LOC)+/-SS.                                                       2.38         06/01/2021        5,000,000
       6,050,000  CHICAGO IL BOARD OF EDUCATION ROC SERIES II-R_139 AMBAC
                  INSURED (PROPERTY TAX REVENUE LOC)+/-SS.                                 2.32         12/01/2022        6,050,000
       5,425,000  CHICAGO IL PARK DISTRICT ROC RR SERIES II-R-4018 AMBAC
                  INSURED ( STATE & LOCAL GOVERNMENT LOC)+/-SS.                            2.32         01/01/2024        5,425,000
       2,800,000  CHICAGO IL PUBLIC BUILDING COMMISSION EAGLE 20030015 CLASS A
                  FGIC INSURED (LEASE REVENUE LOC)+/-SS.                                   2.32         12/01/2014        2,800,000
       5,700,000  CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC INSURED
                  (SALES TAX REVENUE LOC)+/-SS.                                            2.31         01/01/2027        5,700,000
      44,000,000  CHICAGO IL WATER REVENUE (WATER REVENUE LOC)+/-SS.                       2.23         11/01/2031       44,000,000
       3,747,000  COOK COUNTY IL CTFS SERIES 458 FGIC INSURED (PROPERTY TAX
                  REVENUE LOC)+/-SS.                                                       2.31         11/15/2028        3,747,000
       5,125,000  EAGLE TAX-EXEMPT TRUST CTF 20021301 CLASS A (ILLINOIS STATE)
                  FGIC INSURED (OTHER REVENUE LOC)+/-SS.                                   2.32         02/01/2019        5,125,000
      18,025,000  EAGLE TAX-EXEMPT TRUST CTF 20021303 CLASS A (COOK COUNTY IL
                  SERIES C) AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-SS.                 2.32         11/15/2025       18,025,000
       4,000,000  EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE)
                  FGIC INSURED (OTHER REVENUE LOC)+/-SS.                                   2.32         02/01/2027        4,000,000
       9,750,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE MUSEUM OF
                  CONTEMPORARY ARTS PROJECT (RECREATIONAL FACILITIES REVENUE
                  LOC)+/-SS.                                                               2.35         02/01/2029        9,750,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
ILLINOIS (continued)
$        849,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE UHLICH
                  CHILDRENS HOME PROJECT AMERICAN NATIONAL B&T LOC (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-SS.                                            2.30%        06/01/2015   $      849,000
         185,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE NEWBERRY
                  LIBRARY NORTHERN TRUST COMPANY LOC (OTHER REVENUE LOC)+/-SS.             2.35         03/01/2028          185,000
       4,700,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE ST XAVIER
                  UNIVERSITY PROJECT SERIES A LASALLE BANK NA LOC (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-SS.                                            2.31         10/01/2032        4,700,000
       5,200,000  ILLINOIS FINANCING AUTHORITY MFHR MILLAGEBROOK APARTMENTS
                  PROJECT (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                         2.30         05/01/2035        5,200,000
      14,900,000  ILLINOIS HEALTH CARE FACILITIES AUTHORITY REVENUE RIVERSIDE
                  HEALTH SYSTEMS (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                 2.25         11/01/2019       14,900,000
         700,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE (HOSPITAL
                  REVENUE LOC)+/-SS.                                                       2.30         08/01/2026          700,000
       5,400,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE MEMORIAL MEDICAL
                  CENTER SERIES C KREDIETBANK NV LOC (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-SS.                                                       2.30         01/01/2016        5,400,000
      19,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE SILVER CROSS
                  HOSPITAL & MEDICAL SERIES A FIFTH THIRD BANK LOC (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-SS.                                            2.25         08/15/2026       19,000,000
       6,000,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY ILLINOIS CENTER
                  APARTMENTS (HOUSING REVENUE LOC)+/-SS.                                   2.19         01/01/2008        6,000,000
       2,300,000  ILLINOIS STATE (PROPERTY TAX REVENUE LOC)+/-SS.                          2.32         11/01/2012        2,300,000
       7,530,000  ILLINOIS STATE CTFS SERIES G (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-SS.                                                   2.36         05/01/2012        7,530,000
       5,425,000  ILLINOIS STATE ROCS RR II (GENERAL OBLIGATION - SCHOOL
                  DISTRICTS LOC)+/-SS.                                                     2.32         07/01/2017        5,425,000
       4,500,000  ILLINOIS STATE SALES TAX REVENUE MUNICIPAL TRUST RECEIPTS
                  SERIES SG-9 (SALES TAX REVENUE LOC)+/-SS.                                2.31         06/15/2019        4,500,000
         200,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE LOC)+/-SS.               2.32         11/01/2012          200,000
       6,800,000  LOMBARD IL IDA REVENUE 2500 HIGLAND AVENUE PROJECT
                  MID-AMERICA FEDERAL SAVINGS & LOAN LOC (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-SS.                                           2.73         12/01/2006        6,800,000
       4,890,000  SCHAUMBURG IL SERIES C (PROPERTY TAX REVENUE LOC)+/-SS.                  2.32         12/01/2034        4,890,000
       2,750,000  WARREN COUNTY IL INDUSTRIAL PROJECT REVENUE MONMOUTH COLLEGE
                  PROJECT ALLIED IRISH BANK PLC LOC (COLLEGE AND UNIVERSITY
                  REVENUE LOC)SS.+/-                                                       2.31         12/01/2032        2,750,000

                                                                                                                        200,951,000
                                                                                                                     --------------

INDIANA - 3.26%
       5,455,000  HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                  REVENUE LOC)+/-SS.                                                       2.32         07/15/2012        5,455,000
      49,000,000  INDIANA BOND BANK REVENUE ADVANCED FUNDING PROGRAM NOTES
                  SERIES A (STATE & LOCAL GOVERNMENTS LOC)                                 3.25         01/26/2006       49,260,527
       7,600,000  INDIANA HFFA HOSPITAL REVENUE (HOSPITAL REVENUE LOC)+/-SS.               2.31         11/01/2019        7,600,000
       4,500,000  INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES
                  A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                 2.30         12/01/2015        4,500,000
       2,300,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE DEPAUW
                  UNIVERSITY PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.            2.30         07/01/2018        2,300,000
       1,200,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
                  FACILITIES DEPAUW UNIVERSITY PROJECT (HIGHER EDUCATION
                  FACILITIES AUTHORITY REVENUE LOC)+/-SS.                                  2.30         07/01/2032        1,200,000
       9,985,000  INDIANA STATE OFFICE BUILDING COMMISSION FACILITIES REVENUE
                  MERLOTS SERIES B17 MBIA INSURED (LEASE REVENUE LOC)+/-SS.                2.32         07/01/2023        9,985,000
       1,995,000  INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY REVENUE SERIES B-21
                  (TOLL ROAD REVENUE LOC)+/-SS.                                            2.32         12/01/2022        1,995,000
       5,290,000  INDIANA UNIVERSITY REVENUES (COLLEGE AND UNIVERSITY REVENUE
                  LOC)+/-SS.                                                               2.32         08/01/2023        5,290,000
       7,000,000  MARSHALL COUNTY IN ECONOMIC DEVELOPMENT REVENUE (ECONOMIC
                  DEVELOPMENT REVENUE LOC)+/-SS.                                           2.35         01/01/2035        7,000,000
      38,800,000  ST JOSEPH COUNTY IN EDUCATIONAL FACILITIES REVENUE UNIVERSITY
                  OF NOTRE DAME DU LAC PROJECT (COLLEGE AND UNIVERSITY REVENUE
                  LOC)+/-SS.                                                               2.18         03/01/2037       38,800,000

                                                                                                                        133,385,527
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
IOWA - 0.84%
$      6,400,000  HILLS IA HEALTHCARE REVENUE MERCY HOSPITAL PROJECT US BANK NA
                  LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                            2.30%        08/01/2032   $    6,400,000
       6,100,000  IOWA FINANCE AUTHORITY HEALTH CARE FACILITIES REVENUE ST
                  LUKE'S HEALTH SERIES A GENERAL ELECTRIC CAPITAL CORPORATION
                  LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                            2.30         03/01/2018        6,100,000
       2,960,000  IOWA FINANCE AUTHORITY MFHR CEDARWOOD HILLS PROJECT SERIES A
                  COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.         2.35         05/01/2031        2,960,000
       3,000,000  IOWA FINANCE AUTHORITY PRIVATE COLLEGE REVENUE DRAKE
                  UNIVERSITY PROJECT FIRSTAR BANK LOC (COLLEGE AND UNIVERSITY
                  REVENUE LOC)+/-SS.                                                       2.35         07/01/2011        3,000,000
       5,500,000  IOWA FINANCING AUTHORITY REVENUE WHEATON FRANCISCAN SERIES B
                  (NURSING HOME REVENUE LOC)+/-SS.                                         2.26         08/15/2024        5,500,000
       3,190,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE COLLEGE
                  FACILITIES GRAND VIEW PROJECT FIRSTAR BANK NA LOC (COLLEGE
                  AND UNIVERSITY REVENUE LOC)+/-SS.                                        2.35         10/01/2025        3,190,000
       6,395,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE COLLEGES
                  AMBROSE (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.                       2.30         04/01/2033        6,395,000
       1,000,000  IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
                  (PROPERTY TAX REVENUE LOC)                                               3.50         01/27/2006        1,006,735

                                                                                                                         34,551,735
                                                                                                                     --------------

KANSAS - 0.40%
       5,840,000  LENEXA KS MFHR SERIES 1020 (HOUSING REVENUE LOC)+/-SS.                   2.32         01/01/2006        5,840,000
      10,585,000  WICHITA KS SERIES 213 (PROPERTY TAX REVENUE LOC)                         3.00         08/04/2005       10,595,025

                                                                                                                         16,435,025
                                                                                                                     --------------

KENTUCKY - 0.36%
       7,455,000  KENTUCKY STATE PROPERTY AND BUILDINGS COMMISSION REVENUE ROCS
                  RR II R 4053+/-SS.                                                       2.32         11/01/2020        7,455,000
       7,380,000  LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN SEWER DISTRICT
                  SEWER AND DRAIN SYSTEM SERIES A (SEWER REVENUE LOC)+/-SS.                2.27         05/15/2023        7,380,000

                                                                                                                         14,835,000
                                                                                                                     --------------

LOUISIANA - 0.66%
       7,740,000  EAST BATON ROUGE PARISH LA SALES TAX REVENUE (SALES TAX
                  REVENUE LOC)+/-SS.                                                       2.31         02/01/2024        7,740,000
       4,995,000  ERNEST N MORIAL-NEW ORLEANS LA EXHIBIT HALL AUTHORITY SPECIAL
                  TAX SERIES A46 (SPECIAL TAX REVENUE LOC)+/-SS.                           2.32         07/15/2028        4,995,000
       8,500,000  LAKE CHARLES LA HARBOR AND TERMINAL DISTRICT PORT FACILITIES
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                               2.35         08/01/2007        8,500,000
       5,620,000  LOUISIANA PUBLIC FACILITIES AUTHORITY REVENUE SERIES II-R-192
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                2.32         05/15/2022        5,620,000

                                                                                                                         26,855,000
                                                                                                                     --------------

MAINE - 0.10%
       4,235,000  MAINE STATE TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 547
                  (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.                                 2.32         07/01/2012        4,235,000
                                                                                                                     --------------

MARYLAND - 1.72%
      18,900,000  MARYLAND STATE ECONOMIC DEVELOPMENT CORPORATE REVENUE US
                  PHARMACOPEIAL PROJECT SERIES B (ECONOMIC DEVELOPMENT REVENUE
                  LOC)+/-SS.                                                               2.53         07/01/2034       18,900,000
      25,540,000  MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES
                  AUTHORITY REVENUE JOHNS HOPKINS UNIVERSITY SERIES A (COLLEGE
                  AND UNIVERSITY REVENUE LOC)+/-SS.                                        2.23         07/01/2036       25,540,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
MARYLAND (continued)
$      9,325,000  MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES
                  AUTHORITY REVENUE SERIES B (OTHER REVENUE LOC)+/-SS.                     2.28%        04/01/2035   $    9,325,000
       1,730,000  MARYLAND STATE SERIES 1033 (PROPERTY TAX REVENUE LOC)+/-SS.              2.30         08/01/2014        1,730,000
       2,905,000  MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT REVENUE (HOSPITAL
                  REVENUE LOC)SS.+/-                                                       2.29         03/01/2032        2,905,000
      12,000,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES COMMUNITY SFMR
                  (HOUSING REVENUE LOC)SS.+/-                                              2.32         01/01/2010       12,000,000

                                                                                                                         70,400,000
                                                                                                                     --------------

MASSACHUSETTS - 2.83%
       3,700,000  MASSACHUSETTS BAY TRANSPORTATION AUTHORITY CTFS SERIES SG
                  156+/-SS.                                                                2.35         07/01/2030        3,700,000
       5,745,000  MASSACHUSETTS STATE DEVELOPMENT FINANCING AGENCY SERIES 563
                  (STATE AGENCY HOUSING REVENUE LOC)+/-SS.                                 2.30         01/01/2016        5,745,000
       7,495,000  MASSACHUSETTS STATE GO FSA INSURED (OTHER REVENUE LOC)+/-SS.             1.70         12/01/2014        7,495,000
      22,850,000  MASSACHUSETTS STATE HEALTH & EDUCATION FACILITIES AUTHORITY
                  REVENUE HARVARD UNIVERSITY-L-CONVERTED 11 1 99 (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-SS.                        2.05         01/01/2024       22,850,000
      21,500,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE (HOSPITAL REVENUE LOC)+/-SS.                                     2.28         07/01/2029       21,500,000
      17,075,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE CHILDRENS HOSPTIAL SERIES L-1 (HOSPITAL REVENUE LOC)+/-SS.       2.18         10/01/2040       17,075,000
      28,250,000  MASSACHUSETTS STATE HFA HOUSING REVENUE SERIES F (HOUSING
                  REVENUE LOC)+/-SS.                                                       2.22         12/01/2037       28,250,000
       4,965,000  MASSACHUSETTS STATE SPECIAL OBLIGATION DEDICATED TAX REVENUE
                  B19 (OTHER REVENUE LOC)+/-SS.                                            2.31         01/01/2028        4,965,000
       4,190,000  MASSACHUSETTS STATE WATER RESERVE AUTHORITY SERIES A (WATER
                  REVENUE LOC)+/-SS.                                                       2.26         08/01/2023        4,190,000

                                                                                                                        115,770,000
                                                                                                                     --------------

MICHIGAN - 4.17%
       7,200,000  DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A FGIC
                  INSURED (PROPERTY TAX REVENUE LOC)+/-SS.                                 2.32         05/01/2032        7,200,000
       4,620,000  DETROIT MI RESOURCE RECOVERY AUTHORITY SERIES 167Z (OTHER
                  REVENUE LOC)+/-SS.                                                       2.32         12/13/2006        4,620,000
       2,250,000  DETROIT MI SEWER DISPOSAL REVENUE MERLOTS SERIES B41 FSA
                  INSURED (SEWER REVENUE LOC)+/-SS.                                        2.32         07/01/2026        2,250,000
       6,495,000  DETROIT MI SEWER DISPOSAL REVENUE SERIES II-R-103 FGIC
                  INSURED (SEWER REVENUE LOC)+/-SS.                                        2.32         07/01/2026        6,495,000
         900,000  FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY HOSPITAL
                  REVENUE BOTSFORD GENERAL HOSPITAL SERIES B MBIA INSURED
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                2.35         02/15/2016          900,000
       9,735,000  LIVONIA MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-SS.       2.32         05/01/2023        9,735,000
      63,800,000  MICHIGAN MUNICIPAL AUTHORITY REVENUE (STATE & LOCAL
                  GOVERNMENTS LOC)                                                         3.00         08/19/2005       63,883,853
      36,900,000  MICHIGAN STATE (OTHER REVENUE LOC)                                       3.50         09/30/2005       37,030,634
       4,280,000  MICHIGAN STATE BUILDING AUTHORITY REVENUE (LEASE REVENUE
                  LOC)+/-SS.                                                               2.32         10/15/2021        4,280,000
       1,700,000  MICHIGAN STATE GRANT ANTICIPATION NOTES SERIES B (OTHER
                  REVENUE LOC)+/-SS.                                                       2.27         09/15/2008        1,700,000
      15,000,000  MICHIGAN STATE GRANT ANTICIPATION NOTES SERIES D
                  (TRANSPORTATION REVENUE LOC)+/-SS.                                       2.25         09/15/2009       15,000,000
       8,700,000  MICHIGAN STATE GRANT SERIES A (GENERAL OBLIGATION - POLITICAL
                  SUBDIVISION LOC)+/-SS.                                                   2.27         09/15/2008        8,700,000
       7,400,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED
                  OBLIGATION REVENUE NONPROFIT HOUSING CORPORATION VI (HOUSING
                  REVENUE LOC)+/-SS.                                                       2.32         06/01/2025        7,400,000
         950,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION REVENUE
                  DETROIT SYMPHONY PROJECT SERIES A STANDARD FEDERAL BANK LOC
                  (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.                                 2.30         06/01/2031          950,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
MICHIGAN (continued)
$        570,000  NORTHERN MICHIGAN UNIVERSITY REVENUE FGIC INSURED
                  (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                               2.30%        06/01/2031   $      570,000

                                                                                                                        170,714,487
                                                                                                                     --------------

MINNESOTA - 3.78%
       3,040,000  BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED
                  BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                         2.30         07/15/2030        3,040,000
       6,150,000  BURNSVILLE MN MULTIFAMILY REVENUE (HOUSING REVENUE LOC)+/-SS.            2.30         01/01/2035        6,150,000
       2,935,000  CASS LAKE MN INDEPENDENT SCHOOL DISTRICT NUMBER 115 SERIES A             3.00         09/19/2005        2,943,514
       1,200,000  COHASSET MN REVENUE MINNESOTA POWER & LIGHT COMPANY PROJECT
                  SERIES B (POWER REVENUE LOC)+/-SS.                                       2.30         06/01/2013        1,200,000
       2,550,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY
                  FHLB (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                            2.30         05/01/2027        2,550,000
       1,300,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT
                  484 COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE
                  LOC)+/-SS.                                                               2.32         12/01/2022        1,300,000
       3,260,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE
                  FACILITIES MILLER DWAN MEDICAL CENTER (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-SS.                                                       2.35         06/01/2019        3,260,000
       1,950,000  EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
                  (PROPERTY TAX REVENUE LOC)+/-SS.                                         2.32         10/01/2019        1,950,000
      11,975,000  EDINA MN MFHR EDINA PARK PLAZA COLLATERALIZED BY FHLMC
                  (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                                 2.30         12/01/2029       11,975,000
       6,000,000  INNER GROVE HEIGHTS MN SENIOR HOUSING REVENUE INNER GROVE
                  INCOPORTATION PROJECT (HOUSING REVENUE LOC)+/-SS.                        2.30         05/15/2035        6,000,000
         200,000  MANKATO MN FAMILY YMCA PROJECT REVENUE (SPORTS FACILITIES
                  REVENUE LOC)+/-SS.                                                       2.45         05/01/2006          200,000
       2,350,000  MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC
                  REMARKETED 10/03/00 (STATE & LOCAL GOVERNMENTS LOC)+/-SS.                2.35         05/01/2027        2,350,000
      10,475,000  MAPLEWOOD MN EDUCATIONAL FACILITIES REVENUE MOUNDS PARK
                  ACADEMY PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.               2.35         10/01/2031       10,475,000
       3,350,000  MINNEAPOLIS & SAINT PAUL MN METAIRPORTS COMMUNITY AIRPORT
                  REVENUES (AIRPORT REVENUE LOC)+/-SS.                                     2.56         01/01/2023        3,350,000
       6,700,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH
                  SERVICES SERIES A (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.              2.28         11/15/2032        6,700,000
      20,965,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH
                  SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.              2.28         11/15/2026       20,965,000
      16,795,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH
                  SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.              2.30         11/15/2029       16,795,000
       2,645,000  MINNEAPOLIS MN REVENUE PEOPLE SERVING PEOPLE PROJECT A (OTHER
                  REVENUE LOC)+/-SS.                                                       2.35         10/01/2021        2,645,000
         235,000  MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT REVENUE
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                               2.40         05/01/2023          235,000
      17,500,000  MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING
                  PROGRAM CERTIFICATES SERIES A (OTHER REVENUE LOC)                        3.00         09/02/2005       17,543,606
       2,430,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                  (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)+/-SS.                2.30         12/01/2034        2,430,000
         250,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                  ST. THOMAS UNIVERSITY SERIES 5L (EDUCATIONAL FACILITIES
                  REVENUE LOC)+/-SS.                                                       2.33         04/01/2027          250,000
       2,910,000  MINNETONKA MN HOUSING FACILITIES REVENUE (HOUSING REVENUE
                  LOC)+/-SS.                                                               2.30         05/15/2034        2,910,000
       1,700,000  NORTHERN MUNICIPAL POWER AGENCY MINNESOTA ELECTRIC SYSTEM
                  REVENUE (POWER REVENUE LOC)SS.+/-                                        2.32         01/01/2013        1,700,000
       2,865,000  PLYMOUTH MN MFHR LANCASTER VILLAGE APARTMENTS PROJECT
                  COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.                       2.30         09/15/2031        2,865,000
         450,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.               2.35         11/01/2022          450,000
       1,090,000  RUSHFORD PETERSON MN INDEPENDENT SCHOOL DISTRICT NUMBER 239
                  SERIES A                                                                 3.00         09/19/2005        1,093,162
       1,980,000  ST CLOUD MN INDEPENDENT SCHOOL DISTRICT NUMBER 742 SERIES B
                  (PROPERTY TAX REVENUE LOC)                                               4.00         02/01/2006        1,998,183
       2,500,000  ST PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                  (UTILITIES REVENUE LOC)+/-SS.                                            2.30         12/01/2025        2,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
MINNESOTA (continued)
$      2,675,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT
                  HEATING REVENUE SERIES A (WATER REVENUE LOC)+/-SS.                       2.30%        12/01/2012   $    2,675,000
       2,205,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE
                  MINNESOTA PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC
                  (HOUSING REVENUE LOC)+/-SS.                                              2.35         05/01/2022        2,205,000
       2,145,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES M
                  DEXIA BANK LOC (TRANSPORTATION REVENUE LOC)+/-SS.                        2.35         03/01/2021        2,145,000
       1,075,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                  LOC)+/-SS.                                                               2.35         03/01/2012        1,075,000
         850,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES Q
                  DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                  LOC)+/-SS.                                                               2.30         03/01/2022          850,000
         900,000  ST. PAUL MN PORT AUTHORITY MULTIFAMILY REVENUE (HOUSING
                  REVENUE LOC)+/-SS.                                                       2.30         02/01/2034          900,000
       4,610,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE WESTGATE
                  OFFICE & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC
                  (TRANSPORTATION REVENUE LOC)+/-SS.                                       2.35         02/01/2015        4,610,000
       2,700,000  UNIVERSITY OF MINNESOTA GO UNIVERSITY REVENUE (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-SS.                                            2.32         07/01/2021        2,700,000

                                                                                                                        154,983,465
                                                                                                                     --------------

MISSISSIPPI - 0.09%
       3,800,000  JACKSON COUNTY MS PORT FACILITY REVENUE CHEVRON USA
                  INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.          2.30         06/01/2023        3,800,000
                                                                                                                     --------------

MISSOURI - 0.20%
       2,700,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                  (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.                               2.30         04/01/2027        2,700,000
         145,000  MISSOURI HEALTH AND EDUCATION FACILITY AUTHORITY EDUCATION
                  FACILITIES REVENUE ST LOUIS UNIVERSITY PROJECT SERIES A
                  (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-                               2.35         10/01/2009          145,000
       3,800,000  MISSOURI HEALTH AND EDUCATION FACILITY AUTHORITY REVENUE
                  CHRISTIAN BROTHERS COLLEGE SERIES A (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-SS.                                                       2.35         10/01/2032        3,800,000
       1,400,000  ST LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
                  (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.                               2.33         06/15/2024        1,400,000

                                                                                                                          8,045,000
                                                                                                                     --------------

MONTANA - 0.33%
       2,800,000  FORSYTH MT PCR PACIFICORPORATION PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-SS.                                           2.53         01/01/2018        2,800,000
      10,705,000  MONTANA STATE HEALTH FACILITIES AUTHORITY FACILITIES REVENUE
                  (HOSPITAL REVENUE LOC)SS.+/-                                             2.48         02/15/2020       10,705,000

                                                                                                                         13,505,000
                                                                                                                     --------------

NEBRASKA - 1.15%
      35,700,000  AMERICAN PUBLIC ENERGY AGENCY NEBRASKA GAS SUPPLY REVENUE
                  NATIONAL PUBLIC GAS AGENCY PROJECT SERIES A (OTHER REVENUE
                  LOC)+/-SS.                                                               2.30         02/01/2014       35,700,000
       3,510,000  BUFFALO COUNTY NE AGREX INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-SS.                                           2.47         02/01/2015        3,510,000
       1,500,000  LANCASTER COUNTY NE HOSPTIAL AUTHORITY HEALTH FACILITIES
                  REVENUE IMMANUEL HEALTH SYSTEM SERIES A (HEALTH FACILITIES
                  FINANCING AUTHORITY REVENUE LOC)+/-SS.                                   2.32         07/01/2030        1,500,000
       5,100,000  NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE
                  LOC)+/-                                                                  2.47         02/01/2015        5,100,000
       1,150,000  SARPY COUNTY NE HOSPITAL AUTHORITY NUMBER 1 IMMANUEL HEALTH
                  SYSTEMS PROJECT SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.       2.32         07/01/2030        1,150,000

                                                                                                                         46,960,000
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
NEVADA - 1.49%
$     23,300,000  CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                  REVENUE LOC)+/-SS.                                                       2.26%        07/01/2012   $   23,300,000
       5,945,000  CLARK COUNTY NV ROC RR SERIES II-R-1035 MBIA INSURED
                  (PROPERTY TAX REVENUE LOC)+/-SS.                                         2.32         06/01/2021        5,945,000
       5,485,000  CLARK COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-SS.         2.31         06/15/2017        5,485,000
      17,585,000  LAS VEGAS CONVENTION & VISITORS AUTHORITY REVENUE (HOTELS
                  LOC)+/-SS.                                                               2.31         07/01/2018       17,585,000
       4,725,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-SS.        2.31         06/01/2018        4,725,000
       4,095,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-SS.        2.32         06/01/2020        4,095,000

                                                                                                                         61,135,000
                                                                                                                     --------------

NEW HAMPSHIRE - 0.14%
       5,900,000  NEW HAMPSHIRE STATE HFA MFHR EQR BOARD PARTNERSHIP PROJECT
                  (HOUSING REVENUE LOC)SS.+/-                                              2.25         09/15/2026        5,900,000
                                                                                                                     --------------

NEW JERSEY - 0.21%
       3,335,000  NEW JERSEY STATE TRANSITION TRAIN FUNDING AUTHORITY
                  (TRANSPORTATION REVENUE LOC)SS.+/-                                       2.31         06/15/2021        3,335,000
       5,315,000  NEWARK NJ HOUSING AUTHORITY PORT OF NEWARK MARINE TERMINAL
                  RENT REVENUE (AIRPORT REVENUE LOC)SS.+/-                                 2.31         01/01/2017        5,315,000

                                                                                                                          8,650,000
                                                                                                                     --------------

NEW MEXICO - 0.23%
       5,595,000  ALBUQUERQUE NM AIRPORT REVENUE SUBORDINATED LIEN (PROPERTY
                  TAX REVENUE LOC)+/-SS.                                                   2.26         07/01/2014        5,595,000
       3,720,000  NEW MEXICO FINANCING AUTHORITY STATE TRANSACTION REVENUE
                  SERIES 435 (SALES TAX REVENUE LOC)SS.+/-                                 2.32         12/15/2011        3,720,000

                                                                                                                          9,315,000
                                                                                                                     --------------

NEW YORK - 6.96%
      22,500,000  METROPOLITAN TRANSITION AUTHORITY NY REVENUE (TRANSPORTATION
                  REVENUE LOC)+/-SS.                                                       2.31         05/15/2010       22,500,000
      53,780,000  NEW YORK CITY NY HOUSING DEVELOPMENT CORPORATION MULTIFAMILY
                  RENT HOUSING REVENUE SERIES A (HOUSING REVENUE LOC)SS.+/-                2.20         11/15/2019       53,780,000
      12,525,000  NEW YORK NY (PROPERTY TAX REVENUE LOC)SS.+/-                             2.31         08/01/2014       12,525,000
       5,250,000  NEW YORK NY (PROPERTY TAX REVENUE LOC)SS.+/-                             2.31         12/01/2022        5,250,000
      11,665,000  NEW YORK NY (PROPERTY TAX REVENUE LOC)SS.+/-                             2.31         04/01/2025       11,665,000
       8,995,000  NEW YORK NY CITY MUNICIPAL WATER FINANCING AUTHORITY WATER &
                  SEWER SYSTEMS REVENUE SERIES 726X (WATER REVENUE LOC)SS.+/-              2.29         06/15/2027        8,995,000
       5,170,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY (SALES TAX
                  REVENUE LOC)SS.+/-                                                       2.31         02/01/2022        5,170,000
      25,000,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY REVENUE NY
                  CITY RECOVERY SERIES 1 SUBSERIES 1B (SALES TAX REVENUE LOC)SS.+/-        2.35         11/01/2022       25,000,000
      11,650,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY REVENUE
                  SERIES A2 (SALES TAX REVENUE LOC)SS.+/-                                  2.23         11/15/2022       11,650,000
       7,945,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES 2003-7
                  (SALES TAX REVENUE LOC)SS.+/-                                            2.31         02/01/2009        7,945,000
      11,785,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES 3
                  SUBSERIES 3C (SALES TAX REVENUE LOC)SS.+/-                               2.23         11/01/2022       11,785,000
       6,985,000  NEW YORK NY SERIES 1090 (PROPERTY TAX REVENUE LOC)SS.+/-                 2.29         03/01/2019        6,985,000
       7,500,000  NEW YORK NY SERIES 725X (PROPERTY TAX REVENUE LOC)SS.+/-                 2.29         03/15/2027        7,500,000
      34,225,000  NEW YORK STATE DORMITORY AUTHORITY REVENUES MENTAL HEALTH
                  FACILITIES IMPROVEMENT SERIES F-2A (HEALTHCARE FACILITIES
                  REVENUE LOC)SS.+/-                                                       2.25         02/15/2021       34,225,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
NEW YORK (continued)
$     16,000,000  NEW YORK STATE DORMITORY AUTHORITY REVENUES MENTAL HEALTH
                  SERVICES SUBSERIES D-2B (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-        2.26%        02/15/2031   $   16,000,000
      12,540,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION ST PETERS
                  INCOME TAX REVENUE (TAX REVENUE LOC)SS.+/-                               2.31         12/15/2024       12,540,000
      10,100,000  NEW YORK STATE HFA REVENUE (HOUSING REVENUE LOC)SS.+/-                   2.31         05/15/2034       10,100,000
      17,000,000  NEW YORK STATE LOC GOVERNMENT ASSISTANCE CORPORATION VARIABLE
                  RATE BONDS SERIES 1995 F (OTHER REVENUE LOC)SS.+/-                       2.18         04/01/2025       17,000,000
       4,700,000  ONEIDA INDIAN NATION NY BANK OF AMERICA NA LOC+/-SS.                     2.28         10/01/2032        4,700,000

                                                                                                                        285,315,000
                                                                                                                     --------------

NORTH CAROLINA - 5.88%
         800,000  ALBERMARLE NC HOSPITAL AUTHORITY HEALTH CARE FACILITIES
                  REVENUE (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                        2.29         10/01/2015          800,000
       3,300,000  FAYETTEVILLE NC PUBLIC WORKS COMMISSION REVENUE (UTILITIES
                  REVENUE LOC)+/-SS.                                                       2.27         03/01/2020        3,300,000
       1,935,000  FAYETTEVILLE NC PUBLIC WORKS COMMISSION REVENUE SERIES B
                  (UTILITIES REVENUE LOC)+/-SS.                                            2.27         03/01/2009        1,935,000
      37,600,000  FAYETTEVILLE NC PUBLIC WORKS COMMUNITY REVENUE (OTHER REVENUE
                  LOC)+/-SS.                                                               2.27         03/01/2024       37,600,000
       2,192,000  HIGH POINT NC COMBINED ENTERPRISE SYSTEM REVENUE (SEWER
                  REVENUE LOC)+/-SS.                                                       2.31         11/01/2031        2,192,000
      14,865,000  MECKLENBURG COUNTY NC COP (LEASE REVENUE LOC)+/-SS.                      2.27         02/01/2025       14,865,000
       8,005,000  MECKLENBURG COUNTY NC LEASE REVENUE (OTHER REVENUE LOC)+/-SS.            2.30         02/01/2016        8,005,000
      75,500,000  MECKLENBURG COUNTY NC SERIES B (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)+/-SS.                                                   2.27         02/01/2026       75,500,000
       7,150,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY POWER SYSTEM
                  REVENUE SERIES A-02 (ELECTRIC REVENUE LOC)SS.+/-                         2.32         01/01/2022        7,150,000
       2,675,000  NORTH CAROLINA MEDICAL CARE COMMON HEALTH CARE FACILITIES
                  REVENUE (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                        2.29         08/01/2024        2,675,000
      47,350,000  NORTH CAROLINA MEDICAL CARE COMMUNITY HEALTH CARE FACILITIES
                  REVENUE DUKE UNIVERSITY HEALTH SYSTEM SERIES A (HEALTHCARE
                  FACILITIES REVENUE LOC)SS.+/-                                            2.26         06/01/2028       47,350,000
      32,200,000  NORTH CAROLINA MEDICAL CARE COMMUNITY HEALTH CARE FACILITIES
                  REVENUE DUKE UNIVERSITY HEALTH SYSTEM SERIES B (HEALTHCARE
                  FACILITIES REVENUE LOC)SS.+/-                                            2.26         06/01/2028       32,200,000
       7,300,000  UNION COUNTY NC ENTERPRISE SYSTEMS REVENUE SERIES B (WATER
                  REVENUE LOC)+/-SS.                                                       2.26         06/01/2021        7,300,000

                                                                                                                        240,872,000
                                                                                                                     --------------

NORTH DAKOTA - 0.07%
       2,900,000  WARD COUNTY ND HEALTH CARE FACILITIES REVENUE TRINITY
                  OBLIGATION GROUP SERIES A US BANK NA LOC (HOSPITAL REVENUE
                  LOC)SS.+/-                                                               2.35         07/01/2029        2,900,000
                                                                                                                     --------------

OHIO - 2.50%
       1,795,000  AKRON OH INCOME TAX REVENUE (TAX REVENUE LOC)+/-SS.                      2.31         12/01/2020        1,795,000
      10,500,000  FRANKLIN COUNTY OH HOSPITAL REVENUE HOLY CROSS HEALTH SYSTEM
                  (HOSPITAL REVENUE LOC)+/-SS.                                             2.25         06/01/2016       10,500,000
      14,465,000  FRANKLIN COUNTY OH HOSPITAL REVENUE SERIES B (HOSPITAL
                  REVENUE LOC)+/-SS.                                                       2.27         12/01/2020       14,465,000
      24,750,000  FRANKLIN COUNTY OH HOSPITAL REVENUE SERIES II-R-55 SALOMON
                  SMITH BARNEY LOC (HOSPITAL REVENUE LOC)+/-SS.                            2.31         06/01/2017       24,750,000
       5,100,000  FRANKLIN COUNTY OH REVENUE (STATE & LOCAL GOVERNMENTS LOC)+/-SS.         2.24         12/01/2038        5,100,000
       6,295,000  OHIO STATE GO SERIES RR II-R 206 FGIC INSURED (PROPERTY TAX
                  REVENUE LOC)+/-SS.                                                       2.32         03/15/2015        6,295,000
       1,825,000  OHIO STATE HIGHER EDUCATION FACILITIES REVENUE SERIES A
                  (LEASE REVENUE LOC)+/-SS.                                                2.32         09/01/2027        1,825,000
      28,300,000  RICHLAND COUNTY OH HEALTH CARE FACILITIES REVENUE SERIES A
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                2.27         11/01/2027       28,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
OHIO (continued)
$      5,900,000  UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-SS.                                            2.30%        06/01/2032   $    5,900,000
         540,000  WARREN COUNTY OH HEALTH CARE FACILITIES REVENUE OTTERBEIN
                  SERIES A (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                       2.49         07/01/2021          540,000
       2,810,000  WARREN COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE CINCINNATI
                  ELECTRICITY CORPORATION PROJECT SCOTIABANK LOC (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)SS.+/-                                           2.50         09/01/2015        2,810,000

                                                                                                                        102,280,000
                                                                                                                     --------------

OKLAHOMA - 0.67%
       7,300,000  MUSKOGEE OK MEDICAL CENTER AUTHORITY REVENUE BANK OF AMERICA
                  NA LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)SS.+/-         2.35         10/01/2032        7,300,000
       1,300,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE
                  CONTINUING CARE COMMUNITY PROJECT SERIES C KBC BANK NV LOC
                  (NURSING HOME REVENUE LOC)+/-SS.                                         2.35         02/01/2012        1,300,000
       6,100,000  OKLAHOMA STATE IDA TEALRIDGE MANOR CORPORATION PROJECT BANK
                  OF AMERICA NA LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.              2.35         11/01/2018        6,100,000
         500,000  TULSA COUNTY OK HFA SFMR GNMA MORTGAGE BACKED SECURITIES
                  CLASS A SERIES E (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.              2.30         07/01/2032          500,000
      11,700,000  TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED
                  (HOUSING REVENUE LOC)+/-SS.                                              2.45         11/01/2030       11,700,000
         700,000  TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED
                  (HOUSING REVENUE LOC)+/-SS.                                              2.45         10/01/2032          700,000

                                                                                                                         27,600,000
                                                                                                                     --------------

OREGON - 0.16%
       1,600,000  PORTLAND OR SEWER REVENUE (SEWER REVENUE LOC)+/-SS.                      2.32         10/01/2012        1,600,000
       4,995,000  TRI COUNTY METRO TRANSPORTATION DISTRICT OR SERIES 142
                  (TRANSPORTATION REVENUE LOC)+/-SS.                                       2.31         08/01/2019        4,995,000

                                                                                                                          6,595,000
                                                                                                                     --------------

OTHER - 2.75%
      10,000,000  ABN AMRO MUNITOPS CTFS TR 1999-1 MUNITOPS CERTIFICATES FGIC
                  INSURED (OTHER REVENUE LOC)+/-SS.++                                      2.32         12/06/2006       10,000,000
      15,420,000  ABN AMRO MUNITOPS CTFS TR 2001-23 MBIA INSURED (PROPERTY TAX
                  REVENUE LOC)+/-SS.                                                       2.33         12/01/2009       15,420,000
      10,270,000  CLIPPER BRIGANTINE TAX EXEMPT TRUST CTFS+/-SS.++                         2.63         02/01/2030       10,270,000
      16,200,000  CLIPPER TAX EXEMPT TRUST COP SERIES 2003 (OTHER REVENUE LOC)+/-SS.       2.40         05/01/2010       16,200,000
      22,125,000  CLIPPER TAX EXEMPT TRUST COP SERIES A (OTHER REVENUE LOC)+/-             2.40         05/01/2008       22,125,000
       1,634,539  ITHAKA PARTNERS II TRUST CTFS SERIES A CLASS A (OTHER REVENUE
                  LOC)+/-++                                                                2.95         01/01/2010        1,634,539
       3,560,000  NORTHEAST TAX-EXEMPT GRANTOR TRUST CTFS (OTHER REVENUE LOC)+/-SS.        2.44         04/01/2019        3,560,000
       3,865,535  PITNEY BOWES CREDIT CORPORATION LEASETOPS TR REVENUE SERIES
                  2002-1 (LEASE REVENUE LOC)+/-SS.                                         2.48         07/19/2006        3,865,535
       4,456,663  PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 1999-2
                  (LEASE REVENUE LOC)+/-SS.                                                2.48         07/20/2005        4,456,663
      25,290,000  SUNAMERICA TRUST (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-SS.       2.48         07/01/2041       25,290,000

                                                                                                                        112,821,737
                                                                                                                     --------------

PENNSYLVANIA - 4.26%
      18,800,000  BEAVER COUNTY PA IDA PCR TOLEDO EDISON COMPANY PROJECT
                  (POLLUTION CONTROL REVENUE LOC)+/-SS.                                    2.22         06/01/2030       18,800,000
       5,000,000  DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)+/-SS.                                                               2.29         08/01/2029        5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
PENNSYLVANIA (continued)
$     19,600,000  MONTGOMERY COUNTY PA IDA PCR (POLLUTION CONTROL REVENUE LOC)SS.+/-       2.24%        10/01/2030   $   19,600,000
       6,425,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-SS.                                            2.30         07/01/2034        6,425,000
       2,800,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.              2.22         06/01/2035        2,800,000
       4,130,000  PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX
                  REVENUE SERIES II R 1005 (SALES TAX REVENUE LOC)+/-SS.                   2.31         12/01/2015        4,130,000
      25,100,000  PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT REVENUES
                  GIRARD ESTATE ARAMARK PJ (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-SS.                                                               2.30         06/01/2032       25,100,000
       2,500,000  PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES
                  AUTHORITY REVENUE CHILDRENS HOSPITAL PROJECT SERIES C
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                2.30         07/01/2031        2,500,000
      61,920,000  PHILADELPHIA PA WATER & WASTEWATER REVENUE (WATER REVENUE
                  LOC)+/-SS.                                                               2.28         06/15/2023       61,920,000
       5,060,000  PHILADELPHIA PA WATER & WASTEWATER REVENUE SERIES B (WATER &
                  WASTEWATER AUTHORITY REVENUE LOC)+/-SS.                                  2.27         08/01/2027        5,060,000
      23,165,000  WASHINGTON COUNTY PA AUTHORITY REVENUE (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)SS.+/-                                           2.30         06/01/2027       23,165,000

                                                                                                                        174,500,000
                                                                                                                     --------------

PUERTO RICO - 0.48%
       8,045,000  EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO
                  COMMONWEALTH HIGHWAY & TRANSPORTATION REVENUE SERIES D) FSA
                  INSURED (TOLL ROAD REVENUE LOC)+/-SS.                                    2.29         07/01/2027        8,045,000
      11,585,000  PUERTO RICO COMMONWEALTH SERIES D (SALES TAX REVENUE LOC)+/-SS.          2.30         07/01/2020       11,585,000

                                                                                                                         19,630,000
                                                                                                                     --------------

SOUTH CAROLINA - 0.82%
       5,900,000  CHARLESTON SC WATERWORKS AND SEWER REVENUE BONDS SERIES
                  2003A+/-SS.                                                              2.32         01/01/2033        5,900,000
         600,000  PIEDMONT MUNICIPAL POWER AGENCY SC ELECTRIC REVENUE SUBSERIES
                  B-3 (POWER REVENUE LOC)+/-SS.                                            2.30         01/01/2034          600,000
      11,900,000  PIEDMONT MUNICIPAL POWER AGENCY SC ELECTRIC REVENUE SUBSERIES
                  B-6 (POWER REVENUE LOC)+/-SS.                                            2.30         01/01/2031       11,900,000
       4,290,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                  NONPROFIT INSITIUTIONS (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.        2.35         02/01/2022        4,290,000
       5,320,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REVENUE
                  (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.                                 2.29         12/01/2024        5,320,000
       5,650,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY REVENUE
                  (ELECTRIC REVENUE LOC)+/-SS.                                             2.31         01/01/2023        5,650,000

                                                                                                                         33,660,000
                                                                                                                     --------------

SOUTH DAKOTA - 0.48%
       3,000,000  LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)+/-SS.                                           2.38         07/01/2032        3,000,000
       5,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE SIOUX VALLEY HOSPITALS & HEALTH PROJECT SERIES B
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                2.59         11/01/2034        5,000,000
      11,800,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES REVENUE
                  RAPID CITY REGIONAL HOSPITAL (HEALTHCARE FACILITIES REVENUE
                  LOC)+/-SS.                                                               2.30         09/01/2027       11,800,000

                                                                                                                         19,800,000
                                                                                                                     --------------

TENNESSEE - 1.94%
       4,920,000  CHATTANOOGA TN ROC RR SERIES II-R-1026 MBIA INSURED (PROPERTY
                  TAX REVENUE LOC)+/-SS.                                                   2.32         10/01/2022        4,920,000
       2,105,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE (OTHER
                  REVENUE LOC)+/-SS.                                                       2.30         11/01/2027        2,105,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
TENNESSEE (continued)
$        290,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
                  FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA
                  LOC (OTHER REVENUE LOC)+/-SS.                                            2.28%        07/01/2031   $      290,000
         870,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED
                  FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA
                  LOC (OTHER REVENUE LOC)+/-SS.                                            2.28         01/01/2033          870,000
      31,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH
                  & EDUCATIONAL FACILITIES BOARD REVENUE (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-SS.                                            2.22         10/01/2044       31,000,000
       6,175,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH
                  & EDUCATIONAL FACILITIES BOARD REVENUE MEHARRY MEDICAL
                  COLLEGE PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.               2.30         08/01/2018        6,175,000
      19,985,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  INDUSTRIAL DEVELOPMENT STEWARTS FERRY APARTMENTS+/-SS.                   2.30         01/01/2034       19,985,000
       1,985,000  METROPOLITAN GOVERNMENT NASHVILLE DAVIDSON COUNTY TN DISTRICT
                  ENERGY (OTHER REVENUE LOC)+/-SS.                                         2.32         10/01/2022        1,985,000
       3,630,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                  FINANCING REVENUE TENNESSEE COUNTY LOAN POOL (OTHER REVENUE
                  LOC)SS.+/-                                                               2.28         04/01/2032        3,630,000
       4,112,500  PORTLAND TN HEALTH & EDUCATION FACILITIES BOARD HOSPITAL
                  REVENUE SERIES 322 (HOSPITAL REVENUE LOC)+/-SS.                          2.36         11/15/2014        4,112,500
       4,230,000  RUTHERFORD COUNTY TN (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.          2.32         10/01/2012        4,230,000

                                                                                                                         79,302,500
                                                                                                                     --------------

TEXAS - 6.72%
       6,415,000  AUSTIN TX UTILITY SYSTEMS REVENUE SERIES G RECEIPTS
                  (UTILITIES REVENUE LOC)+/-                                               2.36         11/15/2011        6,415,000
       6,100,000  BEXAR COUNTY TX HOUSING FINANCING CORPORATION MFHR (HOUSING
                  REVENUE LOC)+/-SS.                                                       2.30         12/15/2034        6,100,000
       5,925,000  DALLAS TX (PROPERTY TAX REVENUE LOC)+/-SS.                               2.32         02/15/2011        5,925,000
       6,000,000  EAGLE TAX-EXEMPT TRUST CTF 20014210 CLASS A (DALLAS TX AREA
                  RAPID) AMBAC INSURED (SALES TAX REVENUE LOC)+/-SS.                       2.32         12/01/2026        6,000,000
       4,310,000  EAGLE TAX-EXEMPT TRUST CTF 20014302 CLASS A (AUSTIN TX
                  ELECTRIC UTILITY SYSTEMS REVENUE) FSA INSURED (POWER REVENUE
                  LOC)+/-SS.                                                               2.32         11/15/2012        4,310,000
       2,100,000  HARRIS COUNTY TX (POWER REVENUE LOC)+/-SS.                               2.32         10/01/2012        2,100,000
       4,430,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT AUTHORITY+/-SS.           2.43         07/01/2024        4,430,000
      14,655,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT AUTHORITY
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                2.68         07/01/2027       14,655,000
       8,995,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  REVENUE (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                        2.43         07/01/2015        8,995,000
       8,982,500  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  REVENUE FLOATER CTFS SERIES 357 MBIA INSURED (HEALTHCARE
                  FACILITIES REVENUE LOC)+/-SS.                                            2.31         07/01/2029        8,982,500
       1,900,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SPECIAL REVENUE JR
                  LIEN RODEO SERIES C MBIA INSURED (SPORTS FACILITIES REVENUE
                  LOC)+/-SS.                                                               2.30         11/15/2030        1,900,000
       3,675,000  HARRIS COUNTY TX INDUSTRIAL DEVELOMENT CORPORATION REVENUE
                  BAYTANK HOUSTON INCORPORATED (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)+/-SS.                                                               2.32         02/01/2020        3,675,000
       5,935,000  HIGHLAND PARK TX INDEPENDANT SCHOOL DISTRICT SERIES 763
                  (PROPERTY TAX REVENUE LOC)+/-SS.                                         2.32         02/15/2013        5,935,000
       3,375,000  HOUSTON TX GO (TAX REVENUE LOC)+/-SS.                                    2.32         03/01/2010        3,375,000
      12,600,000  HOUSTON TX HIGHER EDUCATION FINANCE FACILITIES REVENUE
                  FLOATER RECEIPTS SERIES SG 139 SOCIETE GENERALE LOC (HIGHER
                  EDUCATION FACILITIES AUTHORITY REVENUE LOC)+/-SS.                        2.31         11/15/2029       12,600,000
       4,245,000  HOUSTON TX INDEPENDENT SCHOOL DISTRICT CTFS SERIES 462 PSFG
                  INSURED (PROPERTY TAX REVENUE LOC)+/-SS.                                 2.31         02/15/2026        4,245,000
       6,695,000  HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-13 (WATER & SEWER
                  REVENUE LOC)+/-SS.                                                       2.32         05/15/2025        6,695,000
       9,180,000  HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-37 (WATER & SEWER
                  REVENUE LOC)+/-SS.                                                       2.32         05/15/2027        9,180,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
TEXAS (continued)
$      5,470,000  HOUSTON TX WATER & SEWER SYSTEMS REVENUE CTFS SERIES 495 FGIC
                  INSURED (WATER & SEWER REVENUE LOC)+/-SS.                                2.31%      12/01/2030     $    5,470,000
       3,770,000  HOUSTON TX WATER & SEWER SYSTEMS REVENUE MUNICIPAL TRUST
                  RECEIPTS SERIES SG 120 (WATER & SEWER REVENUE LOC)+/-SS.                 2.31       12/01/2023          3,770,000
       2,265,000  IRVING TX WATERWORKS AND SEWER REVENUE SERIES 403 (WATER &
                  WASTEWATER AUTHORITY REVENUE LOC)+/-SS.                                  2.32       02/15/2012          2,265,000
       2,050,000  LAREDO TX HOUSING DEVELOPMENT CORPORATION NUMBER 1 SERIES 618
                  (LEASE REVENUE LOC)+/-SS.                                                2.32       02/01/2010          2,050,000
       3,295,000  LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623 (OTHER
                  REVENUE LOC)+/-SS.                                                       2.32       11/15/2009          3,295,000
       3,905,000  LOWER COLORADO RIVER AUTHORITY TX REVENUE (OTHER REVENUE
                  LOC)+/-SS.                                                               2.32       05/15/2023          3,905,000
       1,885,000  LOWER COLORADO RIVER AUTHORITY TX ROCS - RR II R 4530+/-SS.              2.32       05/15/2022          1,885,000
       3,900,000  MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE LOC)+/-SS.       2.58       08/01/2018          3,900,000
       6,010,000  NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION
                  (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)SS.+/-                2.31       02/15/2022          6,010,000
       1,740,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                  JP MORGAN CHASE & COMPANY LOC (HOSPITAL REVENUE LOC)+/-SS.               2.32       11/01/2026          1,740,000
       8,270,000  PORT ARTHUR TX NAVAL DISTRICT INDUSTRIAL REVENUE TEXACO
                  INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.          2.30       10/01/2024          8,270,000
       1,500,000  SAN ANTONIO TX WATER REVENUE (WATER REVENUE LOC)+/-SS.                   2.28       05/15/2033          1,500,000
       2,800,000  SPLENDORA TX HIGHER EDUCATIONAL FACILITIES CORPORATE REVENUE
                  PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER REVENUE LOC)+/-SS.           2.35       01/01/2017          2,800,000
       3,950,000  TEXAS A & M UNIVERSITY PERM UNIVERSITY FD (EDUCATIONAL
                  FACILITIES REVENUE LOC)+/-SS.                                            2.32       07/01/2012          3,950,000
       5,080,000  TEXAS STATE CLASS A (GENERAL OBLIGATION - STATES, TERRITORIES
                  LOC)+/-SS.                                                               2.32       04/01/2030          5,080,000
      78,200,000  TEXAS STATE TRAN                                                         3.00       08/31/2005         78,270,181
      15,195,000  TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  HEALTH REVENUE SERIES 4 AMBAC INSURED (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-SS.                                                       2.37       11/15/2024         15,195,000
       2,595,000  UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                  (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                               2.32       01/01/2012          2,595,000
       7,700,000  UNIVERSITY OF TEXAS UNIVERSITY REVENUES SERIES A (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-SS.                                            2.32       08/15/2013          7,700,000

                                                                                                                        275,167,681
                                                                                                                     --------------

UTAH - 0.38%
       6,925,000  SALT LAKE COUNTY UT POLLUTION CONTROL REVENUE SERVICE STATION
                  HOLDINGS PROJECT+/-SS.                                                   2.30       02/01/2008          6,925,000
       8,550,000  WEST VALLEY CITY UT INDUSTRIAL DEVELOPMENT REVENUE JOHNSON
                  MATTHEY INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)SS.+/-                                                               2.31       12/01/2011          8,550,000

                                                                                                                         15,475,000
                                                                                                                     --------------

VIRGINIA - 0.76%
       8,115,000  CAPITAL REGION AIRPORT COMMON VA PASSENGER FACILITY CHARGE
                  REVENUE SERIES B (AIRPORT REVENUE LOC)+/-SS.                             2.29       06/01/2035          8,115,000
       1,170,000  FAIRFAX COUNTY VA SERIES 1036 (PROPERTY TAX REVENUE LOC)+/-SS.           2.31       04/01/2013          1,170,000
       2,195,000  HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL JAIL
                  FACILITIES REVENUE SERIES 569 (JAIL FACILITIES REVENUE LOC)+/-SS.        2.32       07/01/2012          2,195,000
      12,485,000  LOUDOUN COUNTY VA IDA (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.         2.26       02/15/2038         12,485,000
       7,000,000  NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY REVENUE (HOUSING
                  REVENUE LOC)SS.+/-                                                       2.30       07/01/2034          7,000,000

                                                                                                                         30,965,000
                                                                                                                     --------------

WASHINGTON - 3.73%
       5,211,500  ENERGY NORTHWEST WA ELECTRIC REVENUE CTFS SERIES C FSA
                  INSURED (ELECTRIC REVENUE LOC)+/-SS.                                     2.34       01/01/2010          5,211,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
WASHINGTON (continued)
$      5,755,000  ENERGY NORTHWEST WA WIND PROJECT REVENUE SERIES 686 (POWER
                  REVENUE LOC)+/-SS.                                                       2.32%        07/01/2012   $    5,755,000
       4,795,000  GOAT HILL PROPERTIES WA LEASE REVENUE SERIES 705 (LEASE
                  REVENUE LOC)+/-SS.                                                       2.32         12/01/2012        4,795,000
      17,350,000  ISSAQUAH WA COMMUNITY PROPERTIES WATER REVENUE SERIES A BANK
                  OF AMERICA NA LOC (WATER REVENUE LOC)+/-SS.                              2.33         02/15/2021       17,350,000
      38,850,000  KING COUNTY WA HOUSING AUTHORITY HOUSING REVENUE SERIES A
                  (HOUSING REVENUE LOC)+/-SS.                                              2.30         07/01/2035       38,850,000
       3,850,000  KING COUNTY WA SCHOOL DISTRICT NO 216 ENUMCLAW ROC RR II R
                  5026 (PROPERTY TAX REVENUE LOC)+/-SS.                                    2.32         12/01/2015        3,850,000
       3,410,000  KING COUNTY WA SCHOOL DISTRICT NUMBER 410 SNOQUALMIE VALLEY
                  (PROPERTY TAX REVENUE LOC)+/-SS.                                         2.31         12/01/2024        3,410,000
       5,245,000  KITSAP COUNTY WA SCHOOL DISTRICT NO 400 NORTH KITSAP SERIES
                  II-R-1009 FSA INSURED (PROPERTY TAX REVENUE LOC)+/-SS.                   2.32         12/01/2017        5,245,000
       5,005,000  SEATTLE WA MUNICIPAL LIGHT & POWER REVENUE SERIES 668 (POWER
                  REVENUE LOC)+/-SS.                                                       2.32         08/01/2012        5,005,000
       1,900,000  SNOHOMISH COUNTY WA PUBLIC UTILITY DISTRICT SERIES A-1 FSA
                  INSURED (UTILITIES REVENUE LOC)+/-SS.                                    2.27         12/01/2019        1,900,000
       2,165,000  WASHINGTON STATE (PROPERTY TAX REVENUE LOC)SS.+/-                        2.32         07/01/2012        2,165,000
       5,500,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                  REVENUE INDUSTRIAL DEVELOPMENT CANAM STEEL PROJECT SERIES D
                  (ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                                 2.40         09/30/2030        5,500,000
       9,200,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE
                  (HOSPITAL REVENUE LOC)+/-SS.                                             2.22         04/01/2018        9,200,000
       3,880,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE
                  ANNIE WRIGHT SCHOOL BANK OF AMERICA NA LOC (HOUSING REVENUE
                  LOC)SS.+/-                                                               2.49         12/01/2023        3,880,000
       1,700,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE
                  TACOMA ART MUSEUM PROJECT NORTHERN TRUST COMPANY LOC
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                               2.35         06/01/2032        1,700,000
       4,980,000  WASHINGTON STATE MERLOTS SERIES A-05 (PROPERTY TAX REVENUE
                  LOC)SS.+/-                                                               2.32         01/01/2013        4,980,000
       2,815,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                  NUMBER 3 (ELECTRIC REVENUE LOC)                                          5.00         07/01/2005        2,815,000
      12,020,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM PROJECT NUMBER 2
                  ELECTRIC REVENUE SERIES 2A-1 (POWER REVENUE LOC)SS.+/-                   2.26         07/01/2012       12,020,000
      14,945,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM PROJECT NUMBER 2
                  ELECTRIC REVENUE SERIES 2A-2 (POWER REVENUE LOC)SS.+/-                   2.26         07/01/2012       14,945,000
       4,400,000  WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE LOC)+/-SS.               2.32         07/01/2024        4,400,000

                                                                                                                        152,976,500
                                                                                                                     --------------

WISCONSIN - 3.08%
       5,410,000  CHILTON WI SCHOOL DISTRICT ROC RR SERIES II-R-1017 FGIC
                  INSURED (PROPERTY TAX REVENUE LOC)+/-SS.                                 2.32         04/01/2019        5,410,000
      20,500,000  KENOSHA WI SCHOOL DISTRICT NUMBER 001                                    3.00         09/26/2005       20,562,422
      33,400,000  MILWAUKEE WI (GENERAL OBLIGATION - STATES, TERRITORIES LOC)              3.50         03/23/2006       33,655,588
       6,000,000  MILWAUKEE WI METROPOLITAN SEWER DISTRICT (SEWER REVENUE LOC)             6.25         10/01/2005        6,063,567
       3,915,000  MILWAUKEE WI RDA REDEVELOPMENT REVENUE MILWAUKEE SCHOOL
                  ENGINEER PROJECT A (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.            2.43         07/01/2023        3,915,000
       2,400,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE ALVERNO COLLEGE PROJECT (EDUCATIONAL FACILITIES
                  REVENUE LOC)+/-SS.                                                       2.35         11/01/2017        2,400,000
       6,500,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE FRANCISCAN SISTERS SERIES B (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-SS.                                                       2.26         09/01/2033        6,500,000
      33,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE WHEATON FRANCISCAN SERVICES+/-SS.                                2.28         08/15/2016       33,000,000
       2,100,000  WISCONSIN STATE SERIES 490 (PROPERTY TAX REVENUE LOC)+/-SS.              2.32         05/01/2012        2,100,000
       7,550,000  WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE LOC)+/-SS.              2.32         11/01/2012        7,550,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
WISCONSIN (continued)
$      5,000,000  WISCONSON STATE HEALTH & EDUCATIONAL FACILTIES AUTHORITY
                  REVENUE NATIONAL REGENCY OF NEW BERLIN (HEALTHCARE FACILITIES
                  REVENUE LOC)+/-SS.                                                       2.35%        08/15/2034   $    5,000,000

                                                                                                                        126,156,577
                                                                                                                     --------------

WYOMING - 0.32%
      12,700,000  LINCOLN COUNTY WY PCR EXXON PROJECT SERIES 1985 (POLLUTION
                  CONTROL REVENUE LOC)+/-SS.                                               2.30         08/01/2015       12,700,000
         600,000  UINTA COUNTY WY PCR CHEVRON USA INCORPORATION PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                               2.25         04/01/2010          600,000

                                                                                                                         13,300,000
                                                                                                                     --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,752,249,968)                                                                   3,752,249,968
                                                                                                                     --------------

COMMERCIAL PAPER - 8.16%
      24,573,000  DUKE UNIVERSITY                                                          2.55         09/06/2005       24,573,000
       8,500,000  HARRIS COUNTY HOSPITAL DISTRICT                                          2.80         08/04/2005        8,500,000
       6,000,000  HOUSTON TEXAS (CITY OF)                                                  2.57         10/03/2005        6,000,000
       9,665,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                2.73         08/24/2005        9,665,000
       3,700,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                2.80         09/08/2005        3,700,000
       3,600,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                2.57         10/03/2005        3,600,000
      17,000,000  INTERMOUNTAIN POWER AGENCY                                               2.70         10/06/2005       17,000,000
       7,142,000  JOHNS HOPKINS UNIVERSITY                                                 2.80         09/08/2005        7,142,000
       7,000,000  JOHNS HOPKINS UNIVERSITY                                                 2.85         09/08/2005        7,000,000
       4,600,000  JOHNS HOPKINS UNIVERSITY                                                 2.57         10/03/2005        4,600,000
       7,400,000  LAS VEGAS VALLEY WATER                                                   2.80         09/08/2005        7,400,000
       5,500,000  LINCOLN NE ELECTRIC                                                      2.40         07/12/2005        5,500,000
      11,500,000  LINCOLN NE ELECTRIC                                                      2.78         09/06/2005       11,500,000
      16,800,000  MARYLAND HEALTH & HIGHER EDUCATION                                       2.77         10/11/2005       16,794,363
       7,828,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                    2.73         08/24/2005        7,828,000
      19,000,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                    2.80         09/07/2005       19,000,000
      26,000,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                    2.75         09/08/2005       26,000,000
      13,800,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                    2.57         10/03/2005       13,800,000
       8,400,000  MONTGOMERY COUNTY PA INDL                                                2.56         10/20/2005        8,400,000
       3,600,000  PALM BEACH COUNTY SCHOOL DISTRICT                                        2.73         08/11/2005        3,600,000
      11,500,000  PALM BEACH COUNTY SCHOOL DISTRICT                                        2.65         09/15/2005       11,500,000
       6,000,000  ROCHESTER MN HEALTH CARE                                                 2.44         08/10/2005        6,000,000
      12,950,000  ROCHESTER MN HEALTH CARE                                                 2.40         08/31/2005       12,950,000
       7,000,000  ROCHESTER MN HEALTH CARE                                                 2.50         08/31/2005        7,000,000
       2,800,000  ROCHESTER MN HEALTH CARE                                                 2.50         08/31/2005        2,800,000
       2,500,000  ROCHESTER MN HEALTH CARE                                                 2.50         08/31/2005        2,500,000
       2,100,000  ROCHESTER MN HEALTH CARE                                                 2.50         08/31/2005        2,100,000
      10,800,000  ROCHESTER MN HEALTH CARE                                                 2.50         08/31/2005       10,800,000
      15,000,000  ROCHESTER MN HEALTH CARE                                                 2.50         08/31/2005       15,000,000
       5,000,000  SAN ANTONIO TEXAS                                                        2.57         10/03/2005        5,000,000
      13,000,000  UNIVERSITY OF CALIFORNIA                                                 2.79         09/08/2005       13,000,000
       7,500,000  UNIVERSITY OF TEXAS SYSTEM                                               2.42         08/02/2005        7,500,000
      22,340,000  UNIVERSITY OF TEXAS SYSTEM                                               2.45         08/03/2005       22,340,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$      4,000,000  UNIVERSITY OF TEXAS SYSTEM                                               2.42%        08/15/2005   $    4,000,000

TOTAL COMMERCIAL PAPER (COST $334,092,363)                                                                              334,092,363
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,086,342,331)*                                    99.74%                                                     $4,086,342,331

OTHER ASSETS AND LIABILITIES, NET                          0.26                                                          10,841,782
                                                        -------                                                      --------------

TOTAL NET ASSETS                                         100.00%                                                     $4,097,184,113
                                                        -------                                                      --------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS              JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE   MATURITY DATE       VALUE
COMMERCIAL PAPER - 9.50%
$   3,000,000  DUKE UNIVERSITY                                                  2.55%       09/06/2005    $ 3,000,000
    1,000,000  HARRIS COUNTY HOSPITAL DISTRICT                                  2.80        08/04/2005      1,000,000
    1,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                        2.73        08/24/2005      1,000,000
    1,218,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                        2.80        09/08/2005      1,218,000
    2,000,000  INTERMOUNTAIN POWER AGENCY                                       2.70        10/06/2005      2,000,000
    2,589,000  JOHNS HOPKINS UNIVERSITY                                         2.80        09/08/2005      2,589,000
      600,000  LAS VEGAS VALLEY WATER                                           2.80        09/08/2005        600,000
    2,000,000  LINCOLN NE ELECTRIC                                              2.40        07/12/2005      2,000,000
    1,500,000  LINCOLN NE ELECTRIC                                              2.78        09/06/2005      1,500,000
    2,000,000  MARYLAND HEALTH & HIGHER EDUCATION                               2.77        10/11/2005      1,999,329
      800,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES
               AUTHORITY                                                        2.73        08/24/2005        800,000
    3,000,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES
               AUTHORITY                                                        2.80        09/07/2005      3,000,000
    2,461,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES
               AUTHORITY                                                        2.75        09/08/2005      2,461,000
    1,200,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES
               AUTHORITY                                                        2.57        10/03/2005      1,200,000
      400,000  PALM BEACH COUNTY SCHOOL DISTRICT                                2.73        08/11/2005        400,000
    2,000,000  ROCHESTER MN HEALTH CARE                                         2.44        08/10/2005      2,000,000
    1,550,000  ROCHESTER MN HEALTH CARE                                         2.40        08/31/2005      1,550,000
    6,335,000  ROCHESTER MN HEALTH CARE                                         2.50        08/31/2005      6,335,000
    2,500,000  ROCHESTER MN HEALTH CARE                                         2.50        08/31/2005      2,500,000
    1,400,000  ROCHESTER MN HEALTH CARE                                         2.50        08/31/2005      1,400,000
    1,475,000  UNIVERSITY OF CALIFORNIA                                         2.81        08/11/2005      1,475,000
    1,200,000  UNIVERSITY OF CALIFORNIA                                         2.79        09/08/2005      1,200,000
      900,000  UNIVERSITY OF TEXAS SYSTEM                                       2.42        08/02/2005        900,000
    2,534,000  UNIVERSITY OF TEXAS SYSTEM                                       2.45        08/03/2005      2,534,000
    1,000,000  UNIVERSITY OF TEXAS SYSTEM                                       2.42        08/15/2005      1,000,000

TOTAL COMMERCIAL PAPER (COST $45,661,329)                                                                  45,661,329
                                                                                                          -----------

MUNICIPAL BONDS & NOTES - 90.30%

ALABAMA - 3.01%
    8,450,000  BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX
               REVENUE LOC)+/-SS                                                2.31        06/01/2025      8,450,000
    6,000,000  BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING
               AUTHORITY STUDENT HOUSING REVENUE (OTHER REVENUE
               LOC)+/-SS                                                        2.29        07/01/2037      6,000,000

                                                                                                           14,450,000
                                                                                                          -----------

ALASKA - 0.15%
      730,000  ALASKA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE
               PROVIDENCE MEDICAL OFFICE BUILDING ASSOCIATES
               PROJECT KBC BANK NV LOC (HEALTHCARE FACILITIES
               REVENUE LOC)+/-SS                                                2.60        06/01/2010        730,000
                                                                                                          -----------

ARIZONA - 1.13%
    1,450,000  PHOENIX AZ IDA REVENUE VALLEY OF THE SUN YMCA
               PROJECT (OTHER REVENUE LOC)SS.+/-                                2.30        01/01/2031      1,450,000
    4,000,000  SALT RIVER PIMA MARICOPA INDIAN COMMUNITY AZ
               (OTHER REVENUE LOC)SS.+/-                                        2.30        10/01/2025      4,000,000

                                                                                                            5,450,000
                                                                                                          -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS              JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA - 0.30%
      200,000  CALIFORNIA HFFA REVENUE SERIES A MBIA INSURED
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE
$              LOC)+/-SS                                                        2.22%      09/01/2028     $      200,000
      720,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST
               RECEIPTS SGA 135 (GENERAL OBLIGATION - STATES,
               TERRITORIES LOC)+/-SS                                            2.26       12/01/2030            720,000
      150,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA
               SERIES C (WATER REVENUE LOC)SS.+/-                               2.52       07/01/2027            150,000
       10,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA
               WATERWORKS REVENUE SERIES C1 DEXIA LOC (WATER
               REVENUE LOC)SS.+/-                                               2.17       07/01/2030             10,000
      350,000  ORANGE COUNTY CA WATER DISTRICT SERIES 2003A
               LLOYDS LOC (WATER REVENUE LOC)SS.+/-                             2.21       08/01/2042            350,000

                                                                                                               1,430,000
                                                                                                          --------------

COLORADO - 3.62%
    8,345,000  ARAPOHOE COUNTY CO WATER AND WASTEWATER AUTHORITY
               REVENUE+/-SS                                                     2.31       12/01/2033          8,345,000
    1,800,000  ARVADA COUNTY CO WATER ENTERPRISES REVENUE FSA
               INSURED (WATER REVENUE LOC)+/-SS                                 2.90       11/01/2020          1,800,000
    5,200,000  DENVER CO CITY AND COUNTY EXCISE TAX REVENUE
               CONVENTION CENTER PROJECT (TAX REVENUE LOC)+/-SS                 2.30       09/01/2025          5,200,000
    2,035,000  FITZSIMONS REDEVELOPMENT AUTHORITY COLORADO
               REVENUE UNIVERSITY PHYSICIANS INCORPORATED ALLIED
               IRISH BANK PLC LOC (EDUCATIONAL FACILITIES
               REVENUE LOC)+/-SS                                                2.35       01/01/2025          2,035,000

                                                                                                              17,380,000
                                                                                                          --------------

CONNECTICUT - 3.33%
   16,000,000  CONNECTICUT STATE HEALTH AND EDUCATIONAL FACILITY
               AUTHORIZED REVENUE YALE UNIVERSITY SERIES X-2
               (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS                        2.15       07/01/2037         16,000,000
                                                                                                          --------------

DELAWARE - 0.17%
      800,000  KENT COUNTY STUDENT HOUSING REVENUE+/-SS                         2.29       07/01/2036            800,000
                                                                                                          --------------

FLORIDA - 2.91%
   10,890,000  BROWARD COUNTY FL HFA MFHR PROJECT 703 (HOUSING
               REVENUE LOC)+/-SS                                                2.30       09/01/2026         10,890,000
      500,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)+/-SS                 2.44       12/01/2014            500,000
    2,580,000  ORANGE COUNTY FL IDA INDUSTRIAL DEVELOPMENT
               REVENUE CENTRAL FLORIDA YMCA PROJECT SERIES A
               BANK OF AMERICA NA LOC (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)SS.+/-                                               2.35       05/01/2027          2,580,000

                                                                                                              13,970,000
                                                                                                          --------------

GEORGIA - 3.06%
    8,080,000  FULTON COUNTY GA HOSPITAL AUTHORITY REVENUE
               NORTHSIDE SERIES A (HOSPITAL REVENUE LOC)+/-SS                   2.29       10/01/2018          8,080,000
    4,600,000  GEORGIA LOCAL GOVERNMENT CTFS PARTICIPATION
               SERIES K (GENERAL OBLIGATION - POLITICAL
               SUBDIVISION LOC)+/-SS                                            2.38       12/01/2022          4,600,000
    2,000,000  GWINNETT COUNTY GA SCHOOL DISTRICT                               3.25       12/30/2005          2,010,716

                                                                                                              14,690,716
                                                                                                          --------------

HAWAII - 0.83%
    1,600,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX
               REVENUE LOC)+/-SS                                                2.28       12/01/2006          1,600,000
      800,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX
               REVENUE LOC)+/-SS                                                2.28       12/01/2018            800,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS              JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE   MATURITY DATE         VALUE
HAWAII (continued)
$   1,600,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX
               REVENUE LOC)+/-SS                                                2.28%      12/01/2019     $     1,600,000

                                                                                                                4,000,000
                                                                                                          ---------------

ILLINOIS - 6.76%
    2,300,000  CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC
               INSURED (SALES TAX REVENUE LOC)+/-SS                             2.31       01/01/2027           2,300,000
    6,000,000  CHICAGO IL WATER REVENUE (WATER REVENUE LOC)+/-SS                2.53       11/01/2031           6,000,000
    2,175,000  COOK COUNTY IL CTFS SERIES 458 FGIC INSURED
               (PROPERTY TAX REVENUE LOC)+/-SS                                  2.31       11/15/2028           2,175,000
    1,000,000  EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A
               (ILLINOIS STATE) FGIC INSURED (OTHER REVENUE
               LOC)+/-SS                                                        2.32       02/01/2027           1,000,000
    5,500,000  EAGLE TAX-EXEMPT TRUST CTF 20021306 CLASS A
               (CHICAGO IL PARK DISTRICT SERIES D) FGIC INSURED
               (RECREATIONAL FACILITIES REVENUE LOC)+/-SS                       2.32       01/01/2029           5,500,000
      990,000  ELMHURST IL REVENUE JOINT COMMISSION
               ACCREDITATION (HEALTHCARE FACILITIES REVENUE
               LOC)+/-SS                                                        2.25       07/01/2018             990,000
    8,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE
               MUSEUM OF CONTEMPORARY ARTS PROJECT (RECREATIONAL
               FACILITIES REVENUE LOC)+/-SS                                     2.35       02/01/2029           8,000,000
    2,615,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE
               NEWBERRY LIBRARY NORTHERN TRUST COMPANY LOC
               (OTHER REVENUE LOC)+/-SS                                         2.35       03/01/2028           2,615,000
      800,000  ILLINOIS FINANCING AUTHORITY MFHR MILLAGEBROOK
               APARTMENTS PROJECT (MULTI-FAMILY HOUSING REVENUE
               LOC)+/-SS                                                        2.30       05/01/2035             800,000
    1,300,000  ILLINOIS STATE CTFS SERIES G (GENERAL OBLIGATION
               - STATES, TERRITORIES LOC)+/-SS                                  2.36       05/01/2012           1,300,000
    1,800,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE
               LOC)+/-SS                                                        2.32       11/01/2012           1,800,000

                                                                                                               32,480,000
                                                                                                          ---------------

INDIANA - 8.94%
    6,500,000  INDIANA BOND BANK REVENUE ADVANCED FUNDING
               PROGRAM NOTES SERIES A (STATE & LOCAL GOVERNMENTS
               LOC)                                                             3.25       01/26/2006           6,534,560
   11,920,000  INDIANA HFFA DEACONESS HOSPITAL INCORPORATED
               (HEALTHCARE FACILITIES REVENUE LOC)+/-SS                         2.28       01/01/2022          11,920,000
    5,550,000  INDIANA HFFA REVENUE CAPITAL ACCESS DESIGNATED
               POOL (HEALTHCARE FACILITIES REVENUE LOC)+/-SS                    2.30       01/01/2020           5,550,000
    1,245,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL
               ASSOCIATION SERIES A US BANK NA LOC (HEALTHCARE
               FACILITIES REVENUE LOC)+/-SS                                     2.35       10/01/2032           1,245,000
      500,000  INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY
               REVENUE SERIES A MBIA INSURED (HEALTHCARE
               FACILITIES REVENUE LOC)+/-SS                                     2.30       12/01/2015             500,000
    1,700,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY
               REVENUE ST MARY PROJECT BANK ONE INDIANA NA LOC
               (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS                        2.35       02/15/2026           1,700,000
    1,495,000  INDIANAPOLIS IN THERMAL ENERGY SYSTEM PUTTERS
               SERIES 700 (OTHER REVENUE LOC)+/-SS                              2.32       04/01/2010           1,495,000
   14,000,000  ST JOSEPH COUNTY IN EDUCATIONAL FACILITIES
               REVENUE UNIVERSITY OF NOTRE DAME DU LAC PROJECT
               (COLLEGE AND UNIVERSITY REVENUE LOC)SS.+/-                       2.18       03/01/2037          14,000,000

                                                                                                               42,944,560
                                                                                                          ---------------

IOWA - 0.13%
      210,000  IOWA FINANCE AUTHORITY HEALTH CARE FACILITIES
               REVENUE ST LUKE'S HEALTH SERIES A GENERAL
               ELECTRIC CAPITAL CORPORATION LOC (HEALTHCARE
               FACILITIES REVENUE LOC)+/-SS                                     2.30       03/01/2018             210,000
      400,000  IOWA FINANCE AUTHORITY REVENUE (RECREATIONAL
               FACILITIES REVENUE LOC)+/-SS                                     2.35       06/01/2033             400,000

                                                                                                                  610,000
                                                                                                          ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS              JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE   MATURITY DATE        VALUE
KANSAS - 1.03%
    3,925,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY
               REVENUE VLG SHALOM OBLIGATION GROUP SERIES BB
$              (HEALTHCARE FACILITIES REVENUE LOC)+/-SS                         2.30%      11/15/2028     $     3,925,000
    1,000,000  WICHITA KS SERIES 213 (PROPERTY TAX REVENUE LOC)                 3.00       08/04/2005           1,000,947

                                                                                                                4,925,947
                                                                                                          ---------------

LOUISIANA - 1.10%
    4,000,000  EAST BATON ROUGE PARISH LA SALES TAX REVENUE
               (SALES TAX REVENUE LOC)+/-SS                                     2.31       02/01/2024           4,000,000
    1,300,000  LAKE CHARLES LA HARBOR AND TERMINAL DISTRICT PORT
               FACILITIES (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS             2.35       08/01/2007           1,300,000

                                                                                                                5,300,000
                                                                                                          ---------------

MARYLAND - 3.88%
    1,850,000  MARYLAND STATE ECONOMIC DEVELOPMENT CORPORATE
               REVENUE US PHARMACOPEIAL PROJECT SERIES B
               (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS                          2.53       07/01/2034           1,850,000
   15,225,000  MARYLAND STATE HEALTH & HIGHER EDUCATIONAL
               FACILITIES AUTHORITY REVENUE JOHNS HOPKINS
               UNIVERSITY SERIES A (COLLEGE AND UNIVERSITY
               REVENUE LOC)+/-SS                                                2.23       07/01/2036          15,225,000
    1,580,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES
               COMMUNITY SFMR (HOUSING REVENUE LOC)SS.+/-                       2.32       01/01/2010           1,580,000

                                                                                                               18,655,000
                                                                                                          ---------------

MASSACHUSETTS - 1.91%
      400,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL
               FACILITIES AUTHORITY REVENUE (HOSPITAL REVENUE
               LOC)+/-SS                                                        2.28       07/01/2029             400,000
    5,000,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL
               FACILITIES AUTHORITY REVENUE CAPITAL ASSET
               PROGRAM SERIES M-2 (OTHER REVENUE LOC)+/-SS                      2.50       07/01/2031           5,000,000
    3,800,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL
               FACILITIES AUTHORITY REVENUE CHILDRENS HOSPTIAL
               SERIES L-1 (HOSPITAL REVENUE LOC)+/-SS                           2.18       10/01/2040           3,800,000

                                                                                                                9,200,000
                                                                                                          ---------------

MICHIGAN - 3.02%
    1,190,000  LIVONIA MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX
               REVENUE LOC)+/-SS                                                2.32       05/01/2023           1,190,000
    6,700,000  MICHIGAN MUNICIPAL AUTHORITY REVENUE (STATE &
               LOCAL GOVERNMENTS LOC)                                           3.00       08/19/2005           6,709,317
    3,700,000  MICHIGAN STATE (OTHER REVENUE LOC)                               3.50       09/30/2005           3,713,203
    2,905,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION
               REVENUE DETROIT SYMPHONY PROJECT SERIES A
               STANDARD FEDERAL BANK LOC (ECONOMIC DEVELOPMENT
               REVENUE LOC)SS.+/-                                               2.30       06/01/2031           2,905,000

                                                                                                               14,517,520
                                                                                                          ---------------

MINNESOTA - 7.33%
      250,000  BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A
               COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
               REVENUE LOC)+/-SS                                                2.30       07/15/2030             250,000
      100,000  COHASSET MN REVENUE MINNESOTA POWER & LIGHT
               COMPANY PROJECT SERIES A ABN AMRO BANK NV LOC
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS                        2.30       06/01/2020             100,000
      525,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT
               AUTHORITY MFHR PT 484 COLLATERALIZED BY FHLMC
               (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS                          2.32       12/01/2022             525,000
    8,250,000  EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY
               HOUSING REVENUE LOC)+/-SS                                        2.32       12/01/2029           8,250,000
    3,800,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE
               FAIRVIEW HEALTH SERVICES SERIES A (HEALTHCARE
               FACILITIES REVENUE LOC)SS.+/-                                    2.28       11/15/2032           3,800,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS              JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA (continued)
    5,000,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE
               FAIRVIEW HEALTH SERVICES SERIES B (HEALTHCARE
$              FACILITIES REVENUE LOC)SS.+/-                                    2.28%      11/15/2026     $     5,000,000
    5,000,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE
               FAIRVIEW HEALTH SERVICES SERIES B (HEALTHCARE
               FACILITIES REVENUE LOC)SS.+/-                                    2.30       11/15/2029           5,000,000
      500,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR
               MERLOTS 2003-B06 (POLLUTION CONTROL REVENUE LOC)+/-SS            2.32       03/01/2021             500,000
    2,500,000  MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION
               BORROWING PROGRAM CERTIFICATES SERIES A (OTHER
               REVENUE LOC)                                                     3.00       09/02/2005           2,506,229
    2,600,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES
               AUTHORITY REVENUE (HIGHER EDUCATION FACILITIES
               AUTHORITY REVENUE LOC)+/-SS                                      2.30       12/01/2034           2,600,000
    3,650,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE
               NORTHWESTERN COLLEGE PROJECT (EDUCATIONAL
               FACILITIES REVENUE LOC)SS.+/-                                    2.35       11/01/2022           3,650,000
      825,000  ST PAUL MN HOUSING RDA REVENUE MINNESOTA PUBLIC
               RADIO PROJECT (HOUSING REVENUE LOC)SS.+/-                        2.30       10/01/2025             825,000
    1,850,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
               REVENUE MINNESOTA PUBLIC RADIO PROJECT ALLIED
               IRISH BANK PLC LOC (HOUSING REVENUE LOC)SS.+/-                   2.35       05/01/2022           1,850,000
      355,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING
               REVENUE SERIES O DEXIA CREDIT LOCAL DE FRANCE LOC
               (TRANSPORTATION REVENUE LOC)SS.+/-                               2.35       03/01/2012             355,000

                                                                                                               35,211,229
                                                                                                          ---------------

NEVADA - 0.99%
    4,520,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX
               REVENUE LOC)SS.+/-                                               2.31       06/01/2018           4,520,000
      230,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX
               REVENUE LOC)SS.+/-                                               2.32       06/01/2020             230,000

                                                                                                                4,750,000
                                                                                                          ---------------

NEW HAMPSHIRE - 0.64%
    3,100,000  NEW HAMPSHIRE STATE HFA MFHR EQR BOARD
               PARTNERSHIP PROJECT (HOUSING REVENUE LOC)SS.+/-                  2.25       09/15/2026           3,100,000
                                                                                                          ---------------

NEW YORK - 10.81%
   10,000,000  NASSAU NY HEALTH CARE CORPORATION REVENUE
               SUBSERIES 2004-C3 (HEALTHCARE FACILITIES REVENUE
               LOC)+/-SS                                                        2.22       08/01/2029          10,000,000
    6,800,000  NEW YORK CITY NY HOUSING DEVELOPMENT CORPORATION
               MULTIFAMILY RENT HOUSING REVENUE SERIES A
               (HOUSING REVENUE LOC)SS.+/-                                      2.20       11/15/2019           6,800,000
    1,250,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION
               MFHR PARKGATE DEVELOPMENT SERIES A (HOUSING
               REVENUE LOC)SS.+/-                                               2.16       10/15/2028           1,250,000
   11,500,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION
               MFHR SERIES A (HOUSING REVENUE LOC)SS.+/-                        2.20       12/01/2036          11,500,000
    3,600,000  NEW YORK STATE DORMITORY AUTHORITY REVENUE NON
               STATE SUPPORTED DEBT NORTH SHORE-L I JEWISH
               SERIES A (OTHER REVENUE LOC)SS.+/-                               2.24       11/01/2016           3,600,000
    1,400,000  NEW YORK STATE DORMITORY AUTHORITY REVENUE NON
               STATE SUPPORTED DEBT NORTH SHORE-L I JEWISH
               SERIES A (OTHER REVENUE LOC)SS.+/-                               2.24       11/01/2034           1,400,000
    4,000,000  NEW YORK STATE DORMITORY AUTHORITY REVENUES
               MENTAL HEALTH SERVICES SUBSERIES D-2B (HEALTHCARE
               FACILITIES REVENUE LOC)SS.+/-                                    2.50       02/15/2031           4,000,000
    1,100,000  NEW YORK STATE HFA REVENUE (HOUSING REVENUE LOC)SS.+/-           2.31       05/15/2034           1,100,000
    4,265,000  NEW YORK STATE LOC GOVERNMENT ASSISTANCE
               CORPORATION VARIABLE RATE BONDS SERIES 1995 F
               (OTHER REVENUE LOC)SS.+/-                                        2.18       04/01/2025           4,265,000
    8,000,000  NY STATE DORM AUTHORITY REVENUE MENTAL HEALTH
               FACILITIES IMPROVEMENTSS.+/-                                     2.23       02/15/2021           8,000,000

                                                                                                               51,915,000
                                                                                                          ---------------

NORTH CAROLINA - 2.06%
    5,500,000  MECKLENBURG COUNTY NC SERIES B (GENERAL
               OBLIGATION - STATES, TERRITORIES LOC)+/-SS                       2.27       02/01/2026           5,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS              JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE   MATURITY DATE        VALUE
NORTH CAROLINA (continued)
$   4,380,000  NORTH CAROLINA MEDICAL CARE COMMUNITY HEALTH CARE
               FACILITIES REVENUE DUKE UNIVERSITY HEALTH SYSTEM
               SERIES A (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-               2.26%      06/01/2028     $    4,380,000

                                                                                                               9,880,000
                                                                                                          --------------

OHIO - 0.17%
      800,000  HAMILTON COUNTY OH HEALTH CARE FACILITIES REVENUE
               DEACONESS LONG TERM CARE SERIES A (HEALTHCARE
               FACILITIES REVENUE LOC)+/-SS                                     2.26       05/15/2030            800,000
                                                                                                          --------------

OREGON - 0.85%
    4,100,000  MULTNOMAH COUNTY OR HIGHER EDUCATION REVENUE
               CONCORDIA UNIVERSITY PORTLAND PROJECT (COLLEGE
               AND UNIVERSITY REVENUE LOC)+/-SS                                 2.35       12/01/2029          4,100,000
                                                                                                          --------------

OTHER - 1.34%
        3,629  PITNEY BOWES CREDIT CORPORATION LEASETOPS TR
               REVENUE SERIES 2002-1 (LEASE REVENUE LOC)SS.+/-                  2.48       07/19/2006              3,629
    6,445,000  SUNAMERICA TRUST (GENERAL OBLIGATION - SCHOOL
               DISTRICTS LOC)SS.+/-                                             2.48       07/01/2041          6,445,000

                                                                                                               6,448,629
                                                                                                          --------------

PENNSYLVANIA - 3.17%
       50,000  BEAVER COUNTY PA IDA PCR TOLEDO EDISON COMPANY
               PROJECT (POLLUTION CONTROL REVENUE LOC)+/-SS                     2.22       06/01/2030             50,000
      800,000  MONTGOMERY COUNTY PA IDA PCR (POLLUTION CONTROL
               REVENUE LOC)SS.+/-                                               2.24       10/01/2030            800,000
      450,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES
               AUTHORITY REVENUE HONEYSUCKLE STUDENT HOLDING
               SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)SS.+/-              2.30       07/01/2034            450,000
    5,000,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES
               AUTHORITY STUDENT HOUSING REVENUE (OTHER REVENUE
               LOC)SS.+/-                                                       2.32       11/01/2036          5,000,000
    4,500,000  PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL
               DEVELOPMENT REVENUES GIRARD ESTATE ARAMARK PJ
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                       2.30       06/01/2032          4,500,000
    1,435,000  PHILADELPHIA PA WATER & WASTEWATER REVENUE (WATER
               REVENUE LOC)SS.+/-                                               2.28       06/15/2023          1,435,000
    3,000,000  WASHINGTON COUNTY PA AUTHORITY REVENUE
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                       2.30       06/01/2027          3,000,000

                                                                                                              15,235,000
                                                                                                          --------------

PUERTO RICO - 0.41%
    1,955,000  EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A
               (PUERTO RICO COMMONWEALTH HIGHWAY &
               TRANSPORTATION REVENUE SERIES D) FSA INSURED
               (TOLL ROAD REVENUE LOC)+/-SS                                     2.29       07/01/2027          1,955,000
                                                                                                          --------------

SOUTH CAROLINA - 2.53%
    2,100,000  CHARLESTON SC WATERWORKS AND SEWER REVENUE BONDS
               SERIES 2003A+/-SS                                                2.32       01/01/2033          2,100,000
    1,465,000  EAGLE TAX-EXEMPT TRUST CTF 20004001 CLASS A
               (SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY
               REVENUE SERIES A) MBIA INSURED (UTILITIES REVENUE
               LOC)+/-SS                                                        2.32       01/01/2022          1,465,000
    8,600,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
               AUTHORITY ECONOMIC DEVELOPMENT REVENUE HEARTLAND
               HALL EPISCOPAL (INDUSTRIAL DEVELOPMENT REVENUE
               LOC)SS.+/-                                                       2.29       08/01/2029          8,600,000

                                                                                                              12,165,000
                                                                                                          --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS              JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE   MATURITY DATE        VALUE
SOUTH DAKOTA - 0.27%
$   1,300,000  LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS                        2.38%      07/01/2032     $    1,300,000
                                                                                                          --------------

TENNESSEE - 1.54%
    4,550,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE
               (OTHER REVENUE LOC)+/-SS                                         2.30       11/01/2027          4,550,000
    2,000,000  EAGLE TAX-EXEMPT TRUST CTF 20004202 CLASS A
               (CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD
               LEASE RENT REVENUE) AMBAC INSURED (LEASE REVENUE
               LOC)+/-SS                                                        2.32       10/01/2027          2,000,000
      832,500  PORTLAND TN HEALTH & EDUCATION FACILITIES BOARD
               HOSPITAL REVENUE SERIES 322 (HOSPITAL REVENUE
               LOC)SS.+/-                                                       2.36       11/15/2014            832,500

                                                                                                               7,382,500
                                                                                                          --------------

TEXAS - 5.06%
    4,100,000  EAGLE TAX-EXEMPT TRUST CTF 20024301 CLASS A
               (ECTOR COUNTY TX INDEPENDENT SCHOOL DISTRICT)
               PSFG INSURED (PROPERTY TAX REVENUE LOC)+/-SS                     2.32       08/15/2020          4,100,000
      760,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SPECIAL
               REVENUE JR LIEN RODEO SERIES C MBIA INSURED
               (SPORTS FACILITIES REVENUE LOC)+/-SS                             2.30       11/15/2030            760,000
    9,525,000  HARRIS COUNTY TX INDUSTRIAL DEVELOMENT
               CORPORATION REVENUE BAYTANK HOUSTON INCORPORATED
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS                        2.32       02/01/2020          9,525,000
      500,000  HOUSTON TX GO (TAX REVENUE LOC)+/-SS                             2.32       03/01/2010            500,000
    1,100,000  HOUSTON TX HIGHER EDUCATION FINANCE FACILITIES
               REVENUE FLOATER RECEIPTS SERIES SG 139 SOCIETE
               GENERALE LOC (HIGHER EDUCATION FACILITIES
               AUTHORITY REVENUE LOC)+/-SS                                      2.31       11/15/2029          1,100,000
    1,000,000  HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-13
               (WATER & SEWER REVENUE LOC)+/-SS                                 2.32       05/15/2025          1,000,000
    2,620,000  LAREDO TX HOUSING DEVELOPMENT CORPORATION NUMBER
               1 SERIES 618 (LEASE REVENUE LOC)+/-SS                            2.32       02/01/2010          2,620,000
    1,345,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON
               MEMORIAL HOSPITAL JP MORGAN CHASE & COMPANY LOC
               (HOSPITAL REVENUE LOC)SS.+/-                                     2.32       11/01/2026          1,345,000
    3,375,000  TEXAS STATE TRAN                                                 3.00       08/31/2005          3,376,653

                                                                                                              24,326,653
                                                                                                          --------------

VIRGINIA - 0.47%
    2,270,000  LOUDOUN COUNTY VA SANATATION AUTHORITY WATER &
               SEWER REVENUE (WATER REVENUE LOC)+/-SS                           2.32       01/01/2024          2,270,000
                                                                                                          --------------

WASHINGTON - 4.32%
    2,600,000  EVERETT WA BANK OF AMERICA NA LOC (PROPERTY TAX
               REVENUE LOC)+/-SS                                                2.35       12/01/2021          2,600,000
    6,940,000  KING COUNTY WA HOUSING AUTHORITY HOUSING REVENUE
               SERIES A (HOUSING REVENUE LOC)+/-SS                              2.30       07/01/2035          6,940,000
    1,800,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY
               NONPROFIT REVENUE TACOMA ART MUSEUM PROJECT
               NORTHERN TRUST COMPANY LOC (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)SS.+/-                                   2.35       06/01/2032          1,800,000
      300,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM
               NUCLEAR PROJECT NUMBER 3 (ELECTRIC REVENUE LOC)                  5.00       07/01/2005            300,000
    9,100,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM
               NUMBER 3 ELECTRIC REVENUE SERIES 3A (POWER
               REVENUE LOC)SS.+/-                                               2.23       07/01/2018          9,100,000

                                                                                                              20,740,000
                                                                                                          --------------

WISCONSIN - 3.06%
    2,500,000  KENOSHA WI SCHOOL DISTRICT NUMBER 001                            3.00       09/26/2005          2,507,612
    2,600,000  MILWAUKEE WI (GENERAL OBLIGATION - STATES,
               TERRITORIES LOC)                                                 3.50       03/23/2006          2,619,896

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS              JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                              INTEREST RATE   MATURITY DATE        VALUE
WISCONSIN (continued)
      800,000  MILWAUKEE WI METROPOLITAN SEWER DISTRICT (SEWER
$              REVENUE LOC)                                                     6.25%      10/01/2005     $      808,476
    1,750,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES
               AUTHORITY REVENUE HOSPICE CARE HOLDINGS
               INCORPORATED (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-           2.35       05/01/2030          1,750,000
    7,000,000  WISCONSON STATE HEALTH & EDUCATIONAL FACILTIES
               AUTHORITY REVENUE NATIONAL REGENCY OF NEW BERLIN
               (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                        2.35      08/15/2034           7,000,000

                                                                                                              14,685,984
                                                                                                          --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $433,798,738)                                                            433,798,738
                                                                                                          --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $479,460,067)*                           99.80%                                                     $  479,460,067

OTHER ASSETS AND LIABILITIES, NET               0.20                                                             963,941
                                              ------                                                      --------------

TOTAL NET ASSETS                              100.00%                                                     $  480,424,008
                                              ------                                                      --------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP         JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 1.59%
$     70,000,000  FHLB+/-                                                              3.00%      10/05/2005   $     69,990,543

TOTAL AGENCY NOTES - INTEREST BEARING (COST $69,990,543)                                                             69,990,543
                                                                                                               ----------------

ASSET-BACKED SECURITIES - 0.42%
      11,239,549  DAIMLERCHRYSLER AUTO TRUST++                                         2.63       01/08/2006         11,239,549
       3,803,825  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                     3.18       05/15/2006          3,803,825
       3,557,156  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-A                    2.64       01/17/2006          3,557,156

TOTAL ASSET-BACKED SECURITIES (COST $18,600,530)                                                                     18,600,530
                                                                                                               ----------------

CERTIFICATES OF DEPOSIT - 15.48%
      95,000,000  ABBEY NATIONAL TREASURY SERVICE                                      3.22       07/08/2005         95,000,000
      60,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK                             2.25       09/19/2005         59,997,394
      25,000,000  BARCLAYS BANK PLC NEW YORK                                           3.28       09/02/2005         25,000,000
      21,500,000  BNP PARIBAS NEW YORK                                                 3.31       09/26/2005         21,500,000
      14,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                  2.75       11/14/2005         14,000,000
     119,000,000  CREDIT SUISSE NEW YORK                                               3.19       07/07/2005        119,000,000
      50,000,000  DEUTSCHE BANK NEW YORK                                               3.25       07/11/2005         50,000,000
     111,000,000  DEXIA CREDIT LOCAL NEW YORK                                          3.19       07/06/2005        111,000,000
     107,000,000  FORTIS BANK NEW YORK                                                 3.23       07/08/2005        107,000,000
      31,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                                  3.17       07/05/2005         31,000,000
      48,000,000  SVENSKA HANDELSBANKEN NEW YORK                                       3.26       07/12/2005         48,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $681,497,394)                                                                   681,497,394
                                                                                                                ---------------

COMMERCIAL PAPER - 36.58%
      27,000,000  AMSTEL FUNDING CORPORATION^                                          3.40       11/23/2005         26,630,250
      52,000,000  AMSTERDAM FUNDING CORPORATION^                                       3.28       07/12/2005         51,947,884
      80,000,000  AMSTERDAM FUNDING CORPORATION^                                       3.14       07/27/2005         79,818,578
      50,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                3.00       08/22/2005         49,783,333
      69,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                2.85       12/15/2005         68,087,763
      35,748,000  ATLANTIS ONE FUNDING^                                                3.00       08/24/2005         35,587,134
      98,500,000  BARCLAYS US FUNDING LLC^                                             3.14       07/26/2005         98,285,557
      32,000,000  BEAR STEARNS COMPANY INCORPORATED^                                   3.46       07/01/2005         32,000,000
      27,830,000  CEDAR SPRINGS CAPITAL COMPANY LLC^                                   3.18       08/11/2005         27,729,209
     100,000,000  CHARTA LLC^                                                          3.12       07/19/2005         99,844,000
      50,000,000  CITIGROUP GLOBAL MARKETS^                                            3.14       07/27/2005         49,886,611
      60,000,000  CROWN POINT CAPITAL COMPANY^                                         3.33       09/12/2005         59,594,850
      80,000,000  DANSKE CORPORATION^                                                  2.90       08/08/2005         79,755,111
      55,437,000  DEUTSCHE BANK FINLAND LLC^                                           3.14       07/26/2005         55,316,117
      23,500,000  FIVE FINANCE INCORPORATED^                                           3.19       08/17/2005         23,402,129
      26,000,000  FORTIS FUNDING LLC^                                                  3.48       02/27/2006         25,393,591
      33,500,000  GALAXY FUNDING INCORPORATED^                                         3.25       08/30/2005         33,318,542
      54,000,000  GRAMPIAN FUNDING LLC^                                                3.28       07/13/2005         53,940,960
      26,000,000  HSBC BANK CANADA^                                                    3.50       02/17/2006         25,416,083
      71,000,000  IRISH LIFE & PERMANENT^                                              3.25       09/06/2005         70,570,549
      25,000,000  IXIS COMMERCIAL PAPER CREDIT^                                        3.23       08/18/2005         24,892,333
      24,400,000  K2 (USA) LLC^                                                        3.19       08/22/2005         24,287,570

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP         JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$     64,646,000  KLIO II FUNDING CORPORATION^                                         3.20%      08/18/2005   $     64,370,177
      25,662,000  LEGACY CAPITAL LLC^                                                  3.38       11/16/2005         25,329,506
      25,000,000  LIQUID FUNDING LIMITED                                               3.26       08/22/2005         25,000,000
      40,000,000  LIQUID FUNDING LIMITED+/-++                                          3.16       11/07/2005         40,000,000
      46,000,000  NETWORK RAIL FINANCE PLC^                                            3.22       08/30/2005         45,753,133
      70,000,000  SANTANDER CENTRAL HISPANO FINANCE^                                   3.00       08/22/2005         69,696,667
      35,700,000  SEDNA FINANCE INCORPORATED^                                          3.19       08/18/2005         35,548,156
      51,000,000  SOCIETE GENERALE NORTH AMERICA^                                      3.21       07/07/2005         50,972,715
      75,000,000  SOCIETE GENERALE NORTH AMERICA^                                      3.25       07/12/2005         74,925,521
      22,000,000  STANDARD FEDERAL BANK                                                2.92       12/01/2005         21,998,184
      48,500,000  SWEDISH NATIONAL HOUSING FINANCE^                                    3.18       08/17/2005         48,298,644
      13,000,000  WINDMILL FUNDING CORPORATION^                                        3.28       07/12/2005         12,986,971

TOTAL COMMERCIAL PAPER (COST $1,610,367,828)                                                                      1,610,367,828
                                                                                                               ----------------

CORPORATE BONDS & NOTES - 0.87%
       9,000,000  CITIGROUP INCORPORATED                                               6.75       12/01/2005          9,140,710
      16,000,000  MCDONALD'S CORPORATION+/-++                                          4.49       03/07/2006         16,102,032
      13,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                      3.13       01/10/2006         13,000,000

TOTAL CORPORATE BONDS & NOTES (COST $38,242,742)                                                                     38,242,742
                                                                                                               ----------------

EXTENDABLE BONDS - 4.45%
      25,000,000  3M COMPANY++                                                         5.67       12/12/2005         25,309,235
      60,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              3.28       07/07/2006         60,000,000
      20,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                         3.26       07/07/2006         20,000,000
      20,000,000  MORGAN STANLEY+/-                                                    3.31       07/03/2006         20,000,000
      30,000,000  NORTHERN ROCK PLC+/-++                                               3.15       02/03/2006         30,000,000
      34,000,000  NORTHERN ROCK PLC+/-++                                               3.41       07/07/2006         34,000,000
       6,500,000  PREMIUM ASSET TRUST+/-++                                             3.23       06/15/2006          6,500,000

TOTAL EXTENDABLE BONDS (COST $195,809,235)                                                                          195,809,235
                                                                                                               ----------------

MEDIUM TERM NOTES - 13.35%
      20,000,000  AMERICAN GENERAL FINANCE++/-++                                       3.22       07/14/2006         20,000,000
      64,300,000  BANK OF AMERICA SECURITIES                                           3.52       09/09/2034         64,300,000
      18,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.22       09/07/2005         18,000,000
      22,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.59       09/09/2049         22,000,000
       4,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.59       09/09/2049          4,000,000
      57,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.59       09/09/2049         57,000,000
      30,000,000  BETA FINANCE INCORPORATED++                                          3.05       01/05/2006         29,974,457
      90,000,000  BNP PARIBAS NEW YORK BRANCH+/-                                       3.18       06/19/2006         89,980,505
      65,000,000  LIQUID FUNDING LIMITED+/-++                                          3.28       09/22/2005         65,000,000
      35,000,000  MARSHALL & ILSLEY BANK                                               5.21       12/15/2005         35,357,746
      32,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                               3.17       08/16/2005         31,997,899
      65,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                               3.13       09/09/2005         64,995,610
      25,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                     3.16       07/07/2006         25,000,000
      16,000,000  PREMIUM ASSET TRUST SERIES 04-08+/-++                                3.23       10/14/2005         16,000,000
      24,000,000  USAA CAPITAL CORPORATION++                                           3.13       12/15/2005         24,031,105

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP         JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
MEDIUM TERM NOTES (continued)
$     20,000,000  WHITE PINE FINANCE LLC+/-++                                          3.19%      11/15/2005   $      19,997,380

TOTAL MEDIUM TERM NOTES (COST $587,634,702)                                                                          587,634,702
                                                                                                               -----------------

MUNICIPAL BONDS & NOTES - 0.17%
       7,530,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL
                  OBLIGATION - STATES, TERRITORIES LOC)++/-SS.                         3.32       11/01/2028           7,530,000

TOTAL MUNICIPAL BONDS & NOTES (COST $7,530,000)                                                                        7,530,000
                                                                                                               -----------------

PROMISSORY NOTES - 2.36%
      54,000,000  CITIGROUP GLOBAL                                                     3.51       09/09/2049          54,000,000
      50,000,000  GOLDMAN SACHS GROUP INCORPORATED                                     3.22       04/26/2006          50,000,000

TOTAL PROMISSORY NOTES (COST $104,000,000)                                                                           104,000,000
                                                                                                               -----------------

REPURCHASE AGREEMENTS - 24.82%
     442,141,856  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $442,184,228)                             3.45       07/01/2005         442,141,856
      52,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $52,051,798)                   3.26       07/11/2005          52,000,000
      58,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $58,068,698)                   3.28       07/13/2005          58,000,000
      64,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $64,006,133)                3.45       07/01/2005          64,000,000
     414,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $414,039,675)                  3.45       07/01/2005         414,000,000
      63,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $63,006,055)                   3.46       07/01/2005          63,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,093,141,856)                                                                  1,093,141,856
                                                                                                               -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,406,814,830)*                                   100.09%                                               $   4,406,814,830

OTHER ASSETS AND LIABILITIES, NET                         (0.09)                                                      (4,115,282)
                                                        -------                                                -----------------

TOTAL NET ASSETS                                         100.00%                                               $   4,402,699,548
                                                        -------                                                -----------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 0.55%
$     14,324,195  CAPITAL AUTO RECEIVABLES ASSET TRUST+/-++                            3.23%      06/15/2006   $     14,324,195
      10,115,594  DAIMLERCHRYSLER AUTO TRUST++                                         2.63       01/08/2006         10,115,594
       3,803,825  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                     3.18       05/15/2006          3,803,825
       1,778,578  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-A                    2.64       01/17/2006          1,778,578

TOTAL ASSET-BACKED SECURITIES (COST $30,022,192)                                                                     30,022,192
                                                                                                               ----------------

CERTIFICATES OF DEPOSIT - 20.79%
     197,000,000  ABBEY NATIONAL TREASURY SERVICE                                      3.22       07/08/2005        197,000,000
      75,000,000  BARCLAYS BANK PLC NEW YORK                                           3.28       09/02/2005         75,000,000
      25,000,000  CDC IXIS                                                             2.45       10/06/2005         25,000,000
     110,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                  3.15       07/26/2005        110,000,000
       7,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                  2.75       11/14/2005          7,000,000
      97,000,000  CREDIT SUISSE NEW YORK                                               3.19       07/07/2005         97,000,000
     203,000,000  DEUTSCHE BANK NEW YORK                                               3.25       07/11/2005        203,000,000
     183,000,000  DEXIA CREDIT LOCAL NEW YORK                                          3.19       07/06/2005        183,000,000
     100,000,000  FORTIS BANK NEW YORK                                                 3.23       07/08/2005        100,000,000
      92,000,000  NATEXIS BANQUES POPULAIRES NEW YORK                                  3.17       07/05/2005         92,000,000
      49,000,000  SVENSKA HANDELSBANKEN NEW YORK                                       3.26       07/12/2005         49,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $1,138,000,000)                                                               1,138,000,000
                                                                                                               ----------------

COMMERCIAL PAPER - 31.56%
      58,000,000  AMSTERDAM FUNDING CORPORATION^                                       3.28       07/12/2005         57,941,871
      60,371,000  ATLANTIS ONE FUNDING^                                                3.40       12/02/2005         59,492,937
      66,000,000  BEAR STEARNS COMPANY INCORPORATED^                                   3.46       07/01/2005         66,000,000
       6,700,000  BETA FINANCE INCORPORATED^                                           3.15       07/25/2005          6,685,930
      36,392,000  BHP BILLITON FINANCE USA LIMITED^                                    3.17       07/25/2005         36,315,092
     100,000,000  BLUE SPICE LLC^                                                      3.24       07/25/2005         99,784,000
      50,000,000  CAFCO LLC^                                                           3.13       07/26/2005         49,891,320
     100,000,000  CROWN POINT CAPITAL COMPANY^                                         3.27       09/07/2005         99,381,389
      47,300,000  DNB NOR BANK ASA^                                                    3.12       07/25/2005         47,201,616
      35,000,000  EIFFEL FUNDING LLC^                                                  3.14       07/25/2005         34,926,733
      50,000,000  EUREKA SECURITIZATION^                                               3.13       07/25/2005         49,895,667
       8,300,000  FIVE FINANCE INCORPORATED^                                           3.24       08/25/2005          8,258,915
      65,000,000  GRAMPIAN FUNDING LLC^                                                3.28       07/13/2005         64,928,933
      20,000,000  K2 (USA) LLC^                                                        3.24       08/25/2005         19,901,000
      25,000,000  LIBERTY STREET FUNDING COMPANY^                                      3.12       07/25/2005         24,948,000
      75,000,000  LIBERTY STREET FUNDING COMPANY^                                      3.23       07/25/2005         74,838,500
     100,000,000  NATIONAL AUSTRALIA FUNDING^                                          3.17       07/25/2005         99,788,667
      39,981,000  OLD LINE FUNDING CORPORATION^                                        3.16       07/25/2005         39,896,773
     100,000,000  PERRY GLOBAL FUNDING LIMITED^                                        3.22       08/23/2005         99,525,944
      50,000,000  RABOBANK USA FINANCE CORPORATION^                                    3.26       09/26/2005         49,606,083
      26,525,000  SANTANDER CENTRAL HISPANO FINANCE^                                   3.27       09/07/2005         26,361,164
       8,000,000  SEDNA FINANCE INCORPORATED^                                          3.23       08/25/2005          7,960,522
     112,000,000  SOCIETE GENERALE NORTH AMERICA^                                      3.21       07/07/2005        111,940,080
      30,000,000  SOCIETE GENERALE NORTH AMERICA^                                      3.25       07/12/2005         29,970,208
      59,000,000  STADSHYPOTEK DELAWARE^                                               3.20       08/25/2005         58,711,556
     127,480,000  SWEDBANK^                                                            3.20       08/25/2005        126,856,764

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$     38,000,000  SWEDISH NATIONAL HOUSING FINANCE^                                    3.38%      11/14/2005   $      37,514,782
      12,500,000  TANGO FINANCE CORPORATION^                                           3.28       09/02/2005          12,428,250
      14,587,000  THAMES ASSET GLOBAL SECURITIZATION^                                  3.28       09/06/2005          14,497,955
     100,000,000  UBS FINANCE DELAWARE LLC^                                            3.15       07/25/2005          99,790,333
      13,000,000  WINDMILL FUNDING CORPORATION^                                        3.28       07/12/2005          12,986,971
     100,000,000  WINDMILL FUNDING CORPORATION^                                        3.14       07/25/2005          99,790,667

TOTAL COMMERCIAL PAPER (COST $1,728,018,622)                                                                       1,728,018,622
                                                                                                               -----------------

CORPORATE BONDS & NOTES - 0.42%
      14,000,000  MCDONALD'S CORPORATION+/-++                                          4.49       03/07/2006          14,089,278
       9,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                      3.13       01/10/2006           9,000,000

TOTAL CORPORATE BONDS & NOTES (COST $23,089,278)                                                                      23,089,278
                                                                                                               -----------------

EXTENDABLE BONDS - 0.83%
      15,000,000  3M COMPANY++                                                         5.67       12/12/2005          15,185,541
       1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              3.28       06/09/2006           1,001,200
      13,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              3.28       07/07/2006          13,000,000
      12,000,000  MORGAN STANLEY+/-                                                    3.31       07/03/2006          12,000,000
       4,000,000  PREMIUM ASSET TRUST+/-++                                             3.23       06/15/2006           4,000,000

TOTAL EXTENDABLE BONDS (COST $45,186,741)                                                                             45,186,741
                                                                                                               -----------------

MEDIUM TERM NOTES - 3.87%
      10,000,000  AMERICAN GENERAL FINANCE+/-++                                        3.22       07/14/2006          10,000,000
      22,200,000  BANK OF AMERICA SECURITIES                                           3.52       09/09/2034          22,200,000
      31,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.59       09/09/2049          31,000,000
      61,000,000  BEAR STEARNS COMPANIES INCORPORATED                                  3.59       09/09/2049          61,000,000
      25,000,000  FIRST UNION CORPORATION                                              7.55       08/18/2005          25,166,254
      35,000,000  NATEXIS BANQUES POPULAIRES NEW YORK+/-                               3.13       09/09/2005          34,997,636
      15,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                     3.16       07/07/2006          15,000,000
      12,500,000  PREMIUM ASSET TRUST SERIES 00-09+/-++                                3.42       10/06/2005          12,509,158

TOTAL MEDIUM TERM NOTES (COST $211,873,048)                                                                          211,873,048
                                                                                                               -----------------

PROMISSORY NOTES - 1.32%
      72,000,000  CITIGROUP GLOBAL                                                     3.51       09/09/2049          72,000,000

TOTAL PROMISSORY NOTES (COST $72,000,000)                                                                             72,000,000
                                                                                                               -----------------

REPURCHASE AGREEMENTS - 40.89%
     551,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $551,052,804)                             3.45       07/01/2005         551,000,000
      89,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $89,088,654)                              3.26       07/11/2005          89,000,000
       7,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $7,006,973)                    3.26       07/11/2005           7,000,000
      70,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $70,082,911)                   3.28       07/13/2005          70,000,000
      79,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $79,007,571)                3.45       07/01/2005          79,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
REPURCHASE AGREEMENTS (continued)
$    212,344,725  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $212,365,016)                  3.44%      07/01/2005   $     212,344,725
     708,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $708,067,850)                  3.45       07/01/2005         708,000,000
     158,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $158,015,186)                  3.46       07/01/2005         158,000,000
      64,289,350  LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $64,295,422)                   3.40       07/01/2005          64,289,350
     300,000,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $300,028,333)                             3.40       07/01/2005         300,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,238,634,075)                                                                  2,238,634,075
                                                                                                               -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,486,823,956)*                                   100.23%                                               $   5,486,823,956

OTHER ASSETS AND LIABILITIES, NET                         (0.23)                                                     (12,332,470)
                                                        -------                                                -----------------

TOTAL NET ASSETS                                         100.00%                                               $   5,474,491,486
                                                        -------                                                -----------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
US TREASURY SECURITIES - 37.47%

US TREASURY BILLS - 35.58%
$    250,000,000  US TREASURY BILL^                                                    2.55%      07/07/2005   $    249,893,958
      18,360,000  US TREASURY BILL^                                                    2.56       07/07/2005         18,352,182
      50,000,000  US TREASURY BILL^                                                    2.63       07/21/2005         49,926,944
      50,000,000  US TREASURY BILL^                                                    2.64       07/21/2005         49,926,806
     111,712,000  US TREASURY BILL^                                                    2.85       07/21/2005        111,535,123
      50,000,000  US TREASURY BILL^                                                    2.79       08/04/2005         49,868,486
      50,000,000  US TREASURY BILL^                                                    2.71       08/11/2005         49,845,965
     250,000,000  US TREASURY BILL^                                                    2.87       08/11/2005        249,184,271
     100,000,000  US TREASURY BILL^                                                    2.77       08/18/2005         99,631,333
      75,000,000  US TREASURY BILL^                                                    2.85       08/18/2005         74,715,000
      75,000,000  US TREASURY BILL^                                                    2.97       08/18/2005         74,703,500
     200,000,000  US TREASURY BILL^                                                    2.89       08/25/2005        199,117,708
     100,000,000  US TREASURY BILL^                                                    2.93       09/08/2005         99,438,417
     150,000,000  US TREASURY BILL^                                                    2.95       09/08/2005        149,153,313
     125,000,000  US TREASURY BILL^                                                    3.00       09/15/2005        124,208,333
      75,000,000  US TREASURY BILL^                                                    3.05       09/15/2005         74,517,083
     100,000,000  US TREASURY BILL^                                                    2.92       09/22/2005         99,327,931
      75,000,000  US TREASURY BILL^                                                    3.02       09/22/2005         74,477,792

                                                                                                                  1,897,824,145
                                                                                                               ----------------

US TREASURY NOTES - 1.89%
     100,000,000  US TREASURY NOTE                                                     5.75       11/15/2005        100,943,683
                                                                                                               ----------------

TOTAL US TREASURY SECURITIES (COST $1,998,767,828)                                                                1,998,767,828
                                                                                                               ----------------

REPURCHASE AGREEMENTS - 62.74%
      20,427,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $20,428,560)                   2.75       07/01/2005         20,427,000
     250,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $250,021,250)                  3.06       07/06/2005        250,000,000
     175,000,000  BANK OF AMERICA SECURITIES LLC- 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $175,084,583)                  2.90       07/01/2005        175,000,000
     200,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $200,015,278)                  2.75       07/01/2005        200,000,000
     400,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $400,032,222)                  2.90       07/01/2005        400,000,000
     450,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $450,036,875)                  2.95       07/01/2005        450,000,000
     250,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $250,020,000)                             2.88       07/01/2005        250,000,000
     300,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $300,023,917)                  2.87       07/01/2005        300,000,000
   1,300,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,300,104,722)                2.90       07/01/2005      1,300,000,000

TOTAL REPURCHASE AGREEMENTS (COST $3,345,427,000)                                                                 3,345,427,000
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,344,194,828)*                                   100.21%                                               $  5,344,194,828

OTHER ASSETS AND LIABILITIES, NET                         (0.21)                                                    (11,088,962)
                                                        -------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $  5,333,105,866
                                                        -------                                                ----------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                        INTEREST RATE    MATURITY DATE          VALUE
US TREASURY SECURITIES - 100.22%

MUTUAL FUND - 4.83%
$    150,000,000  CASH MANAGEMENT BILL^                                      3.19%        07/15/2005     $   149,814,208
                                                                                                         ---------------

US TREASURY BILLS - 93.77%
     100,000,000  US TREASURY BILL^                                          2.71         07/07/2005          99,954,917
      84,092,000  US TREASURY BILL^                                          2.74         07/07/2005          84,053,598
      81,640,000  US TREASURY BILL^                                          2.78         07/07/2005          81,602,207
     100,000,000  US TREASURY BILL^                                          2.59         07/14/2005          99,906,653
      10,000,000  US TREASURY BILL^                                          2.73         07/14/2005           9,990,160
      16,385,000  US TREASURY BILL^                                          2.77         07/14/2005          16,368,610
       4,155,000  US TREASURY BILL^                                          2.80         07/14/2005           4,150,806
      65,723,000  US TREASURY BILL^                                          2.60         07/21/2005          65,628,249
      14,165,000  US TREASURY BILL^                                          2.77         07/21/2005          14,143,202
     150,000,000  US TREASURY BILL^                                          2.91         07/21/2005         149,758,333
     250,000,000  US TREASURY BILL^                                          2.67         07/28/2005         249,500,312
     150,199,000  US TREASURY BILL^                                          2.79         08/04/2005         149,803,935
      75,000,000  US TREASURY BILL^                                          2.88         08/11/2005          74,754,000
     200,000,000  US TREASURY BILL^                                          2.91         08/11/2005         199,338,305
     250,000,000  US TREASURY BILL^                                          2.85         08/18/2005         249,050,000
      36,900,000  US TREASURY BILL^                                          2.89         08/25/2005          36,737,358
     150,000,000  US TREASURY BILL^                                          2.89         08/25/2005         149,337,708
     100,000,000  US TREASURY BILL^                                          2.93         09/01/2005          99,496,250
     150,000,000  US TREASURY BILL^                                          3.01         09/01/2005         149,222,417
     250,000,000  US TREASURY BILL^                                          2.95         09/08/2005         248,586,458
     100,000,000  US TREASURY BILL^                                          2.91         09/15/2005          99,385,667
     100,000,000  US TREASURY BILL^                                          2.94         09/15/2005          99,380,389
     100,000,000  US TREASURY BILL^                                          2.92         09/22/2005          99,327,931
      49,570,000  US TREASURY BILL^                                          3.00         09/22/2005          49,227,141
      33,895,000  US TREASURY BILL^                                          3.02         09/22/2005          33,658,997
     100,000,000  US TREASURY BILL^                                          2.95         09/29/2005          99,262,500
     100,000,000  US TREASURY BILL^                                          3.02         10/06/2005          99,186,278
     100,000,000  US TREASURY BILL^                                          3.06         11/17/2005          98,818,500

                                                                                                           2,909,630,881
                                                                                                         ---------------

US TREASURY NOTES - 1.62%
      50,000,000  US TREASURY NOTE                                           5.75         11/15/2005          50,458,959
                                                                                                         ---------------

TOTAL US TREASURY SECURITIES (COST $3,109,904,048)                                                         3,109,904,048
                                                                                                         ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,109,904,048)*                                   100.22%                                         $ 3,109,904,048

OTHER ASSETS AND LIABILITIES, NET                         (0.22)                                              (6,940,130)
                                                        -------                                          ---------------

TOTAL NET ASSETS                                         100.00%                                         $ 3,102,963,918
                                                        -------                                          ---------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


1



ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Wells Fargo Funds Trust

                                           By:   /S/ Karla M. Rabusch
                                                 Karla M. Rabusch
                                                 President

                                           By:   /S/ Stacie D. DeAngelo
                                                 Stacie D. DeAngelo
                                                 Treasurer

Date: August 18, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            Wells Fargo Funds Trust

                                           By:   /S/ Karla M. Rabusch
                                                 Karla M. Rabusch
                                                 President

                                           By:   /S/ Stacie D. DeAngelo
                                                 Stacie D. DeAngelo
                                                 Treasurer

Date: August 18, 2005

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund and Wells Fargo Advantage 100% Treasury Money Market Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 18, 2005


/S/ Karla M. Rabusch
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund and Wells Fargo Advantage 100% Treasury Money Market Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 18, 2005


/S/ Stacie D. Deangelo
Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust